Securities Act Registration No. 333-147999

Investment Company Act Registration No. 811-22153

Form N1-A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.   __

☐

Post-Effective Amendment No. 10

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No.   1 1

☒

 (Check appropriate box or boxes.)

Dunham Funds

(Exact Name of Registrant as Specified in Charter)

10251 Vista Sorrento Parkway, Suite 200
 San Diego, CA 92121

 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 964-0500

Jeffrey A. Dunham
Dunham Funds
10251 Vista Sorrento Parkway, Suite 200
 San Diego, CA 92121

 (Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DUNHAM FUNDSSM

WHEN PERFORMANCE COUNTS

[____ __], 2010	PROSPECTUS

Dunham Corporate/Government Bond Fund Class A (DACGX) Class C (DCCGX) Class N (DNCGX)	Dunham International Stock Fund Class A (DAINX) Class C (DCINX) Class N (DNINX)
Dunham High-Yield Bond Fund Class A (DAHYX) Class C (DCHYX) Class N (DNHYX)	Dunham Small Cap Value Fund Class A (DASVX) Class C (DCSVX) Class N (DNSVX)
Dunham Monthly Distribution Fund Class A (DAMDX) Class C (DCMDX) Class N (DNMDX)	Dunham Large Cap Growth Fund Class A (DALGX) Class C (DCLGX) Class N (DNLGX)
Dunham Appreciation & Income Fund Class A (DAAIX) Class C (DCAIX) Class N (DCAIX)	Dunham Small Cap Growth Fund Class A (DADGX) Class C (DADGX) Class N (DADGX)
Dunham Large Cap Value Fund Class A (DALVX) Class C (DCLVX) Class N (DNLVX)	Dunham Emerging Markets Stock Fund Class A (DAEMX) Class C (DCEMX) Class N (DNEMX)
Dunham Real Estate Stock Fund Class A (DAREX) Class C (DCREX) Class N (DNREX)

                                    Distributed by:

                                    Dunham & Associates Investment Counsel, Inc.

                                    P.O. Box 910309

                                    San Diego, California 92191

                                    1-800-442-4358

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES
DUNHAM CORPORATE/GOVERNMENT BOND FUND
DUNHAM HIGH-YIELD BOND FUND
DUNHAM MONTHLY DISTRIBUTION FUND
DUNHAM APPRECIATION & INCOME FUND
DUNHAM LARGE CAP VALUE FUND
DUNHAM REAL ESTATE STOCK FUND
DUNHAM INTERNATIONAL STOCK FUND
DUNHAM SMALL CAP VALUE FUND
DUNHAM LARGE CAP GROWTH FUND
DUNHAM SMALL CAP GROWTH FUND
DUNHAM EMERGING MARKETS STOCK FUND
PURCHASE AND SALE OF FUND SHARES
TAX INFORMATION
FINANCIAL INTERMEDIARY COMPENSATION
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES
TEMPORARY INVESTMENTS
PRINCIPAL INVESTMENT RISKS
PORTFOLIO HOLDINGS DISCLOSURE
MANAGEMENT
INVESTMENT ADVISER
SUB-ADVISERS AND SUB-ADVISER PORTFOLIO MANAGERS
HOW SHARES ARE PRICED
HOW TO PURCHASE SHARES
HOW TO REDEEM SHARES
HOW TO EXCHANGE SHARES
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES
DISTRIBUTION OF SHARES
HOUSEHOLDING
FINANCIAL HIGHLIGHTS
NOTICE OF PRIVACY POLICY & PRACTICES

FUND SUMMARY: Dunham Corporate/Government Bond Fund

Investment Objective:  The Fund seeks to provide current income and capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in corporate and government bonds using the sub-adviser's active management techniques including interest rate anticipation, sector rotation, issuer selection and opportunistic trading.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in corporate bonds of issuers from any country and in government bonds.  The Fund defines corporate bonds to include:  (1) debt securities issued by a corporation (or equivalent entity), (2) non-government mortgage-backed securities and collateralized mortgage obligations (MBS), (3) asset-backed securities (ABS) and (4) index-linked bonds.  The Fund defines government bonds to include:  (1) any United States government issued or guaranteed MBS (Gov-MBS) and debt securities issued by the United States’ Treasury, any agency or instrumentality of the United States; (2) any multi-governmental entity of which the United States is a member; and (3) any state or other political subdivision within the United States or its territories.  The Fund's 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days notice prior to any such change.  In general, the sub-adviser buys securities that its active management techniques identify as undervalued and sells them when more compelling investments are available.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The Fund may invest up to 40% of its assets in higher-yielding, higher-risk corporate and government bonds — also known as "high yield" or "junk" bonds — with medium to low credit quality ratings.  High yield bonds are rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated determined by the sub-adviser to be of comparable quality.  However, the Fund intends to maintain an average portfolio credit quality of investment grade.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions.  This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments due to the Fund.  An increase in credit risk or a default will cause the value of Fund debt securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise.  Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions such as forward commitments to purchase mortgage backed securities, will magnify the Fund's gains or losses.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Prepayment Risk – Mortgage-backed securities are subject to the risk that borrowers will prepay their loans more quickly than originally expected if interest rates fall.  This may force the Fund to reinvest prepayment proceeds at lower yields, which may reduce Fund performance.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: SCM Advisors LLC

Sub-Adviser Portfolio Manager:  Robert Bishop, CFA, Chief Investment Officer, Fixed Income.  Mr. Bishop joined the sub-adviser in 2002 and has been primarily responsible for the day-to-day management of the Fund since February 2008.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham High-Yield Bond Fund

Investment Objective:  The Fund seeks to provide a high level of current income, with capital appreciation as a secondary goal.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in lower-rated and unrated, higher-risk corporate bonds.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in debt securities and convertible securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the sub-adviser to be of comparable quality.  The Fund's sub-adviser selects investments and attempts to reduce risk through portfolio diversification, credit analysis and attention to current developments in economic conditions.  In general, the sub-adviser buys high yield securities that provide high current income that it believes possess attractive risk/reward characteristics.  It sells securities when they no longer meet the buy criteria and when an issuer's credit fundamentals deteriorate.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions.  This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments due to the Fund.  An increase in credit risk or a default will cause the value of Fund debt securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise.  Debt securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: PENN Capital Management Co., Inc.

Sub-Adviser Portfolio Managers:  Richard A. Hocker, Chief Investment Officer, has worked for the sub-adviser since 1987.  He has served the Fund as portfolio manager since June 2005.  Peter R. Duffy, CFA, Partner, has worked for the sub-adviser since 2006.  He has served the Fund as portfolio manager since October 2006.  They share responsibility for day-to-day management of the Fund.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham Monthly Distribution Fund

Investment Objective:  The Fund seeks to provide positive returns in rising and falling market environments.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objective by using a variety of absolute-return strategies.  These strategies, some or all of which may be employed at any one time, are intended to achieve relatively consistent returns across a range of market environments.  These strategies include: (1) short-selling where the sub-adviser seeks to protect the Fund’s portfolio against market declines, typically related to a merger-arbitrage transaction; (2) option writing where the Fund writes covered call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income; (3) merger-arbitrage where the Fund may purchase the equity securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more hedging arbitrage strategies in connection with the purchase to reduce market and/or company specific price risk; (4) fixed-income where the Fund may purchase fixed-income securities without limit to quality or maturity, including corporate bonds, bank debt and preferred stock to generate income.  Collectively, the strategies are intended to produce positive returns in rising and falling market environments.  The sub-adviser generally buys securities that it believes offer an attractive reward relative to risk and sells securities when the reward becomes less attractive relative to the risk.  The sub-adviser sells short securities to protect the Fund’s portfolio against market declines, typically related to a merger-arbitrage transaction and covers (buys back) these securities to close out a hedging transaction.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

The Fund's distribution policy is to make twelve monthly distributions to shareholders.  The level of monthly distributions (including any return of capital) is not fixed but is expected to be at or near the level of the prime interest rate ("Prime Rate").  Additionally, the Fund's distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share.  For more information about the Fund's distribution policy, please turn to "Distribution Policy and Goals" starting on page [_] of this Prospectus.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions.  This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments due to the Fund.  An increase in credit risk or a default will cause the value of Fund debt securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Derivatives Risk – Financial derivatives, such as options, futures and forward contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived.  Derivatives may also create leverage which will amplify the affect on the Fund, which may produce significant losses.

Foreign Investing – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities.  Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector.  Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise.  Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Merger and Event-Driven Risk – Investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganizations carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

Non-Diversification Risk – As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Purchasing Put Options – When the Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised.  Under certain circumstances, the Fund may not own any put options, resulting in increased risk during a market decline.

Selling (Writing) Covered Call Options Risk – When the Fund sells covered call options, it foregoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock.

Short Selling Risk – If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss which may be unlimited.  Also, the Fund is required to deposit collateral in connection with such short sales and may have to pay a fee to borrow particular securities.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Tax Consequence Risk – The Fund expects to generate a high level of premiums from its sale of call options.  These premiums typically result in short-term capital gains to a Fund for federal and state income tax purposes.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [A] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to September 29, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [A] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: Westchester Capital Management, Inc.

Sub-Adviser Portfolio Managers:  Roy D. Behren, Portfolio Manager, has worked for the sub-adviser since 1994.  Michael T. Shannon, CFA, Portfolio Manager, re-joined the sub-adviser in 2007.  Frederick W. Green, Portfolio Manager, has worked for the sub-adviser since 1989.  They have served as portfolio managers to the Fund since it commenced operations in September 2008 and share responsibility for day-to-day management of the Fund.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham Appreciation & Income Fund

Investment Objective:  The Fund seeks to maximize total return under varying market conditions through both current income and capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing, under normal market conditions, in a diversified portfolio of (1) convertible, (2) equity (common and preferred stock) and (3) fixed-income securities, including securities of foreign issuers and those rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the sub-adviser to be of comparable quality.  The Fund attempts to utilize these different types of securities to strike the appropriate balance between risk and reward in terms of growth and income.  In general, the sub-adviser buys a blend of equity and convertible securities offering the potential for long-term growth and current income and sells them when the issuer's economic fundamentals deteriorate or relative valuations between securities change.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Call or Redemption Risk – If interest rates decline, issuers of debt securities may exercise redemption or call provisions.  This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance.

Credit Risk – Issuers of debt securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments due to the Fund.  An increase in credit risk or a default will cause the value of Fund debt securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

Derivatives Risk – Financial derivatives, such as options, futures and forward contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived.  Derivatives may also be embedded in securities such as convertibles, which typically include a call option on the issuer's common stock.  Derivatives may also create leverage which will amplify the affect on the Fund, which may produce significant losses.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector.  Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise.  Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Lower-Rated Securities Risk – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: Calamos® Advisors LLC

Sub-Adviser Portfolio Managers:  John P. Calamos, Sr., Chairman, CEO, President and Co-Chief Investment Officer, founded Calamos in 1977.  Nick P. Calamos, CFA, Sr. EVP, Head of Investments and Co-Chief Investment Officer, has worked for the sub-adviser since October 1983.  They have served as portfolio managers to the Fund since December 2004 and share responsibility for day-to-day management of the Fund.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham Large Cap Value Fund

Investment Objective:  The Fund seeks to maximize total return from capital appreciation and dividends.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in value-oriented, large capitalization or "large cap" common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market using the sub-adviser's stock selection process.  The Fund defines large capitalization or large cap companies as those with market capitalizations within the market capitalization range of the companies in the S&P 500 Index at the time of investment.  As of December 31, 2009, the S&P 500 Index had market capitalizations between $ [__] million and $[__] billion.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the common stock of large cap companies.  The sub-adviser focuses on large capitalization value stocks it believes are statistically undervalued while exhibiting attractive earnings dynamics.  The sub-adviser's active bottom-up stock selection process uses a combination of fundamental, technical and risk assessment models to construct a diversified portfolio generally consisting of approximately 40 to 75 securities.  In general, the sub-adviser buys securities that it believes are undervalued and sells them when they become fully valued or more compelling investments are available.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser’s judgments about the attractiveness, "value" and potential appreciation of security may prove to be inaccurate and may not produce the desired results.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: C.S. McKee, L.P.

Sub-Adviser Portfolio Managers:  Gregory M. Melvin, CFA, CFP, Executive Vice President and Chief Investment Officer, joined C.S. McKee in 2000.  Robert A. McGee, CFA, Senior Vice President and Portfolio Manager, Equities, joined C.S. McKee in 2000.  They have served as portfolio managers to the Fund since December 2004 and share responsibility for day-to-day management of the Fund.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham Real Estate Stock Fund

Investment Objective:  The Fund seeks to maximize total return from capital appreciation and dividends.  A secondary investment objective of the Fund is to exceed, over the long-term, the total return available from direct ownership of real estate with less risk than direct ownership.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts ("REITs")) of U.S. real estate companies.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry.  The Fund defines a company as principally engaged in the U.S. real estate industry if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, construction, management or sale of U.S. real estate.  The sub-adviser, using an actively-managed, concentrated portfolio generally consisting of approximately 35 to 50 securities, seeks to outperform other real estate funds using its in-house knowledge and research of the factors affecting the relative total return performance of real estate stocks.  In general, the sub-adviser buys securities of issuers that generate above peer-group-average funds from operations and have historical price momentum.  The sub-adviser sells securities when a company no longer meets its selection criteria or there is a sufficiently more attractive company.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Non-Diversification Risk – As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk – The frequency of a Fund’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Real Estate Industry Concentration Risk – By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.

Real Estate Investment Trust Risk – A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: Ten Asset Management, Inc.

Sub-Adviser Portfolio Manager:  Robert Zimmer, Primary Portfolio Manager, co-founded the sub-adviser in December 2004 and has been primarily responsible for the day-to-day management of the Fund since December 2006.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham International Stock Fund

Investment Objective:  The Fund seeks to maximize total return from capital appreciation and dividends.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing in equities (common and preferred stock and depositary receipts for common and preferred stock) of international corporations traded on stock exchanges around the world, alternative trading venues or in the over-the-counter market.  To the extend the Fund's currency exposure differs from the Fund's broad-based securities market index and sub-adviser performance benchmark, the MSCI All Country World ex US Index, the sub-adviser typically seeks to hedge this foreign currency exchange rate exposure using forward contracts.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of non-U.S. companies, which may include companies located or operating in established or emerging market countries.  The primary regions of investment are Western Europe, the United Kingdom, Japan, Canada, Australia and Asia.  The sub-adviser selects stocks of companies that it believes are both financial strong industry leaders and priced below their actual worth, as determined using the sub-adviser's proprietary econometric valuation methodology.  In general, the sub-adviser buys securities that it believes offer an optimal combination of expected return and portfolio-level risk as indicated by its proprietary econometric models and optimization process.  The sub-adviser sells securities when opportunities arise that improve the portfolio’s risk adjusted expected returns compared to its benchmark.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Derivatives Risk – Financial derivatives, such as options, futures and forward contracts, may not produce the desired investment results because they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived.  Derivatives may also create leverage which will amplify the affect on the Fund, which may produce significant losses.

Emerging Markets Risks – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

Foreign Investing – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities.  Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of a Fund’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Stock Market Risk - Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: Arrowstreet Capital, Limited Partnership

Sub-Adviser Portfolio Managers:  The following team of portfolio managers share responsibility for day-to-day management of the Fund and have served the Fund in this capacity since July 2008.  Peter Rathjens, Ph.D., Portfolio Manager, has worked for the sub-adviser since 1999.  John Capeci, Ph.D., Portfolio Manager, has worked for the sub-adviser since 1999.  Ezra Levine, CFA, Portfolio Manager, has worked for the sub-adviser since 1999.  George Pararas-Carayannis, CFA, Portfolio Manager, has worker for the sub-adviser since 2002.  Jim Thames, CFA, Portfolio Manager, has worked for the sub-adviser since 1999.  Michael Zervas, CFA, Portfolio Manager, has worked for the sub-adviser since 2004.  Tuomo Vuolteenaho, Ph.D., Co-Head of Research, has worked for the sub-adviser since 2005.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham Small Cap Value Fund

Investment Objective:  The Fund seeks to maximize total return from capital appreciation and income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in domestic, value-oriented, small-capitalization or "small cap" equity securities (common stock) of companies traded on U.S. stock exchanges or in the over-the-counter market using its fundamental stock selection process.  The Fund defines small-capitalization companies as those with market capitalizations within the range of the companies in the Russell 2000 Value Index at the time of investment.  As of December 31, 2009, the Russell 2000 Value Index had market capitalizations between $[__] million and $[__] billion. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net plus borrowing for investment purposes) in small cap companies.  The sub-adviser uses a fundamental bottom-up stock selection process with an investment time horizon of three to five years to identity companies that it believes are undervalued.  In general, the sub-adviser buys securities of dividend-paying small cap companies that have positive free cash flow and improving returns that it believes are undervalued.  It sells them when the thesis for owning is violated, more compelling investments are available or the stock appreciates outside of the market capitalization range of the small stock universe.  Although a "total return" investment objective typically entails both capital appreciation and income, the Fund emphasizes capital appreciation, but will capture some income through dividends and interest from cash investments.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser’s judgments about the attractiveness, "value" and potential appreciation of security may prove to be inaccurate and may not produce the desired results.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Small Capitalization Risk – The Fund’s investments in small cap companies carry more risks than investments in larger companies.  Small cap companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: Denver Investments

Sub-Adviser Portfolio Managers:  Kris B. Herrick, CFA, Partner, Director of Value Research, has been Director of Value Research at the sub-adviser since November 2000.  Troy Dayton, CFA, Partner, Portfolio Manager/Research Analyst, has been a portfolio manager and analyst with the sub-adviser since May 2002.  The portfolio managers share responsibility for day-to-day management of the Fund and have served the Fund in this capacity since [___ ____].

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham Large Cap Growth Fund

Investment Objective:  The Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in domestic and foreign growth-oriented, large capitalization or "large cap" equity securities (common stock and securities convertible into common stocks) of companies traded on U.S. stock exchanges or in the over-the-counter market that it believes are undervalued.  The Fund defines large capitalization companies as those that have market capitalizations within the range of the companies in the Russell 1000 Growth Index at the time of investment.  As of December 31, 2009, the Russell 1000 Growth Index had market capitalizations between $[__] million and $[__] billion.  Under normal market conditions, the Fund invests at least 80% if its assets (defined as net assets plus borrowing for investment purposes) in large cap companies.  The sub-adviser’s investment philosophy is to focus on attractive growth stocks while maintaining an emphasis on risk control.  In accordance with this philosophy, the sub-adviser’s investment strategy centers around (i) analyzing stocks for their growth potential and determining if they are reasonably priced and (ii) addressing risk by implementing strict and systematic risk controls.  In general, the sub-adviser buys stocks where the underlying company is demonstrating above average growth characteristics and it believes the stock is reasonably priced.  The sub-adviser may choose to sell a security when it believes the security no longer offers attractive growth prospects or when the sub-adviser wishes to take advantage of what it believes to be a better investment opportunity.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser’s judgments about the attractiveness, "growth" potential of a company and the potential appreciation of security may prove to be inaccurate and may not produce the desired results.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of a Fund’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: Rigel Capital, LLC

Sub-Adviser Portfolio Managers:  Richard N. Stice, Vice President, has worked for the sub-adviser since 2007 and has served the Fund in this capacity since [___] 2007.  Rafael A. Villagran, Chief Investment Officer, re-joined the sub-adviser in September 2009, after a 2 year endeavor with a start-up investment advisory firm he founded.  Mr. Villagran had previously served the Fund as a portfolio manager and resumed this role in September 2009.  The portfolio managers share responsibility for day-to-day management of the Fund.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham Small Cap Growth Fund

Investment Objective:  The Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in domestic growth-oriented, small-capitalization or "small-cap" common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market using its proprietary stock selection process.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in small cap companies.  The Fund defines small-capitalization companies as those with a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.  As of December 31, 2009, under largest stock in the S&P SmallCap 600 Index had a market capitalization of $[__] billion.  The sub-adviser selects small cap growth companies that it believes exhibit a long-term sustainable business model.  Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years.  The sub-adviser attempts to invest in these companies at a discount to their growth rate.  In general, the sub-adviser buys securities of companies that it identifies as having a product or service with a superior value proposition coupled with a positive business outlook when it believes shares in those companies are attractively priced.  The sub-adviser sells securities to limit overconcentration in individual stocks, to take advantage of attractive price level valuations and to remove those companies with eroding or less attractive value propositions.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser’s judgments about the attractiveness, "growth" potential of a company and the potential appreciation of security may prove to be inaccurate and may not produce the desired results.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Portfolio Turnover Risk – The frequency of a Fund’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

Small Capitalization Risk – The Fund’s investments in small cap companies carry more risks than investments in larger companies.  Small cap companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: Pier Capital, LLC

Sub-Adviser Portfolio Manager:  Jan E. Parsons, Partner, Chief Investment Officer, has served the sub-adviser in this capacity since 1987.  He is responsible for day-to-day management of the Fund and has served the Fund as Portfolio Manager since December 2004.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

FUND SUMMARY: Dunham Emerging Markets Stock Fund

Investment Objective:  The Fund seeks to maximize capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus [and in Purchase, Redemption and Pricing of Shares on page [__] of the Fund's Statement of Additional Information.]

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[_.__]%	[_.__]%	[_.__]%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[_.__]%	[_.__]%	[_.__]%
Acquired Fund Fees and Expenses (1)	[_.__]%	[_.__]%	[_.__]%
Total Annual Fund Operating Expenses	[_.__]%	[_.__]%	[_.__]%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$[___]	$[___]	$[___]	$[___]
Class C	$[___]	$[___]	$[___]	$[___]
Class N	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in international emerging market equity securities traded on foreign stock exchanges.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries.  The Fund defines equity securities to include: common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, equity-linked derivatives, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.  The Fund defines an emerging market country as any country that has been determined by an international organization, such as the World Bank, to have a low- to middle-income economy.  Additionally, the Fund includes Singapore and Hong Kong Special Administrative Region of the People's Republic of China regardless of their economic income ranking.

The sub-adviser uses a three-step investment process to select securities for the Fund.  First, it uses a proprietary relative price strength screen to analyze regions, countries, sectors, currencies and individual stocks based on relative price movement.  Second, it employs fundamental analysis to validate or reject regions, countries, sectors, currencies and individual stocks selected in the first step of the process.  Third, it applies the results of steps one and two to construct portfolios by setting country allocations, determining sector allocations and selecting individual stocks.  The sub-adviser buys a stock that meet both criteria: (1) it has positive relative price strength and (2) it has positive fundamentals such as management, franchise, and balance sheet quality.  In general, the sub-adviser buys stocks based upon positive country/industry trends, positive relative price strength, strong financial statements, leading/dominant market share, high profit margins, and attractive valuation with potential P/E expansion.  The sub-adviser has three mandatory sell disciplines: (1) if a stock turns negative on its relative price strength screen; (2) if a stock turns negative on its fundamental research, or (3) if a stock has a relative price decline of 15% or more in one day.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund’s net asset value and performance.

Emerging Markets Risks – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

Foreign Investing – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities.  Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class [N] Shares of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Total returns are calculated assuming reinvestment of all dividends and capital gains distributions, if any. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.  Performance prior to March 3, 2008 is the performance of a predecessor fund.  Updated performance information is available at no cost by visiting www.dunham.com or by calling 1-866-811-0225.

Class [N] Shares Annual Total Return for Years Ended December 31

[chart to be supplied by subsequent amendment]

During the periods shown in the bar chart, the highest return for a quarter was [___]% (quarter ended [_______ __, ____]) and the lowest return for a quarter was [___]% (quarter ended [_______ __, ____]).

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2009)

[table to be supplied by subsequent amendment]

Investment Adviser: Dunham & Associates Investment Counsel, Inc.

Sub-Adviser: Marvin & Palmer Associates, Inc.

Sub-Adviser Portfolio Manager:  David L. Schaen, President, Portfolio Manager-Principal, joined the sub-adviser in 1991 as an analyst and has served as a portfolio manager since 1996.  He is responsible for day-to-day management of the Fund and has served the Fund in this capacity since November 2009.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “PURCHASE AND SALES OF FUND SHARES”, “TAX INFORMATION” and “FINANCIAL INTERMEDIARY COMPENSATION” starting on page [_] of this Prospectus.

PURCHASE AND SALE OF FUND SHARES

You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange is open for trading.  For Class A shares, the initial minimum investment amount in a Fund for regular accounts is $5,000, and for tax-deferred accounts is $2,000.  The minimum subsequent investment is $100.  For Class C shares, the minimum initial investment in a Fund is $5,000 and for tax-deferred and certain tax efficient accounts is $2,000.  The minimum subsequent investment is $100.  For Class N shares, the minimum initial investment $100,000 totaled across all Class N shares complex-wide (among the Dunham Funds) for taxable accounts and $50,000 complex-wide for tax-deferred accounts (“MIN”).  There is no minimum subsequent investment amount for Class N shares.  In general, minimum initial investment requirements may be waived by the adviser.

Purchases and redemptions may be made by mailing an application or redemption request to Dunham Funds c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, by calling 1-866-811-0225 or by visiting the Fund's website www.dunhamfunds.com.  You also may purchase and redeem shares through a financial intermediary.

TAX INFORMATION

Dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Background:  On March 3, 2008, Dunham Funds completed a tax-free reorganization with the AdvisorOne Funds.  Prior to the reorganization, each Fund (other than the Dunham Monthly Distribution Fund) was a series of the AdvisorOne Funds.  On September 29, 2008, Dunham Funds completed a re-organization with the Kelmoore Strategic Trust between the Kelmoore Strategy Fund, the Kelmoore Strategy Eagle Fund, the Kelmoore Strategy Liberty Fund and the Dunham Monthly Distribution Fund.  Information in this Prospectus about the Dunham Monthly Distribution Fund includes information about the Kelmoore Strategy Liberty Fund because the Dunham Monthly Distribution Fund is considered the successor to the Kelmoore Strategy Liberty Fund. In the case of the other Funds, each includes information in this Prospectus about its respective predecessor fund at AdvisorOne Funds. In this prospectus, the Kelmoore Strategy Liberty Fund, and the predecessor AdvisorOne Funds series are each referred to as a “Predecessor Fund.”

INVESTMENT OBJECTIVE

Fund	Investment Objective(s)
Dunham Corporate/Government Bond Fund	The Fund seeks to provide current income and capital appreciation.
Dunham High-Yield Bond Fund	The Fund seeks to provide a high level of current income, with capital appreciation as a secondary goal.
Dunham Monthly Distribution Fund	The Fund seeks to provide positive returns in rising and falling market environments.
Dunham Appreciation & Income Fund	The Fund seeks to maximize total return under varying market conditions through both current income and capital appreciation.
Dunham Large Cap Value Fund	The Fund seeks to maximize total return from capital appreciation and dividends.
Dunham Real Estate Stock Fund

The Fund seeks to maximize total return from capital appreciation and dividends.  A secondary investment objective of the Fund is to exceed, over the long-term, the total return available from direct ownership of real estate with less risk than direct ownership.

Dunham International Stock Fund	The Fund seeks to maximize total return from capital appreciation and dividends.
Dunham Small Cap Value Fund	The Fund seeks to maximize total return from capital appreciation and income.
Dunham Large Cap Growth Fund	The Fund seeks to maximize capital appreciation.
Dunham Small Cap Growth Fund	The Fund seeks to maximize capital appreciation.
Dunham Emerging Markets Stock Fund	The Fund seeks to maximize capital appreciation.

Each Fund’s investment objective(s) is/are a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund (all Funds except Dunham Month Distribution Fund and Dunham Appreciation & Income Fund) has adopted a policy to invest at least 80% of its assets in a particular type of security  Each Fund may change its 80% policy upon 60 days written notice to shareholders.

Dunham Corporate/Government Bond Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in corporate and government bonds using the sub-adviser's active management techniques including interest rate anticipation, sector rotation, issuer selection and opportunistic trading.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in corporate bonds of issuers from any country and in government bonds.  The Fund defines corporate bonds to include:  (1) debt securities issued by a corporation (or equivalent entity), (2) non-government mortgage-backed securities and collateralized mortgage obligations (MBS), (3) asset-backed securities (ABS) and (4) index-linked bonds.  The Fund defines government bonds to include:  (1) any United States government issued or guaranteed MBS (Gov-MBS) and debt securities issued by the United States’ Treasury, any agency or instrumentality of the United States; (2) any multi-governmental entity of which the United States is a member; and (3) any state or other political subdivision within the United States or its territories.  This 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days notice prior to any such change.

The Fund's sub-adviser actively manages the Fund's securities using interest rate anticipation, sector rotation, issuer selection and opportunistic trading.  In general, the sub-adviser buys securities that its active management techniques identify as undervalued and sells them when more compelling investments are available.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The Fund may invest up to 40% of its assets in higher-yielding, higher-risk corporate and government bonds — also known as "high yield" or "junk" bonds — with medium to low credit quality ratings.  High yield bonds are rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated determined by the sub-adviser to be of comparable quality.  However, the Fund intends to maintain an average portfolio credit quality of investment grade.

Under general supervision of the adviser, the sub-adviser seeks to achieve the Fund’s investment objective by actively managing the Fund’s portfolio of corporate and government bonds using interest rate anticipation, sector rotation, issuer selection and opportunistic trading.  The sub-adviser anticipates structuring the Fund’s portfolio along an intermediate-term horizon, generally with an average duration of 3 ½ to 6 years.  The Fund’s allocation to government and corporate securities may each generally range between 0% and 80%.  Allocation methods are based on historical patterns of risk and return and their management disciplines are biased toward defensive strategies that control downside risk while targeting superior long-term investment results.

Interest rate anticipation is an investment process where the sub-adviser seeks to increase returns by moving between long-term and short-term bonds based on the sub-adviser’s forecast of interest rates.  Sector rotation is an investment process where the sub-adviser seeks to increase returns by switching from one sector to another, based on the sub-adviser’s view of which sectors will outperform other sectors.  Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities when the sub-adviser believes these types of securities are undervalued relative to other investment opportunities.

Issuers are selected for purchase or sale based on both internal research and analysis of published data.  Issues selected are those that are undervalued relative to their sector and the market.  Value is also added through trading opportunities created by supply-demand imbalances and through execution.

Dunham High-Yield Bond Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in lower-rated and unrated, higher-risk corporate bonds.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in debt securities and convertible securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the sub-adviser to be of comparable quality.  The Fund's sub-adviser selects investments and attempts to reduce risk through portfolio diversification, credit analysis and attention to current developments in economic conditions.  In general, the sub-adviser buys high yield securities that provide high current income that it believes possess attractive risk/reward characteristics.  It sells securities when they no longer meet the buy criteria and when an issuer's credit fundamentals deteriorate.

The sub-adviser conducts fundamental, bottom-up research on the universe of high yield companies.  The sub-adviser's twenty one-member investment team (including fifteen portfolio managers and analysts and six traders) is responsible for understanding a company’s entire capital structure. The sub-adviser's investment style seeks to preserve investors’ principal, while providing a high level of current income. The style invests primarily in single-B rated high yield bonds, focusing on cash-paying, publicly-traded corporate bonds with a preference for senior debt in a corporation’s capital structure. The style will also seek undervalued high yield bonds for potential gains based on capital appreciation. The style intends to preserve capital by limiting downside risk through the detection of significant negative changes in the future operating cash flow levels of issuers before such risk is fully reflected in the price of securities.  The sub-adviser attempts to maintain a discipline of selling a security if it falls 10% from cost, liquidity and other factors permitting.

For purposes of investing uninvested cash or otherwise for maintaining liquidity in the Fund’s portfolio while maintaining exposure to the high-yield market, the Dunham High Yield Bond Fund may invest in Targeting Return Index Securities (TRAINS) and CDXs of the Dow Jones CDX family of credit derivative indexes, such as the Dow Jones CDX North America High Yield Index, an index of high yield bonds.  This is not a principal investment strategy of the Fund and the Fund’s Sub-Adviser does not anticipate investing, under normal circumstances, more than 5% of the Fund’s net assets in TRAINS and CDXs.  Under extraordinary circumstances or for temporary defensive purposes, the Fund may invest as much as 20% of its net assets in such instruments.

Derivative Strategies.  The Dunham High-Yield Bond Fund may implement from time to time, certain derivative strategies including investments with respect to TRAINS and CDXs to remain fully invested, to maintain liquidity, to increase total return, or for hedging or defensive purposes.  There can be no assurance that such strategies will be implemented, nor if they are, that they will be successful in limiting down side risk or for any other purposes.

Dunham Monthly Distribution Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objective by using a variety of absolute-return strategies.  These strategies, some or all of which may be employed at any one time, are intended to achieve relatively consistent returns across a range of market environments.  These strategies include: (1) short-selling where the sub-adviser seeks to protect the Fund’s portfolio against market declines, typically related to a merger-arbitrage transaction; (2) option writing where the Fund writes covered call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income; (3) merger-arbitrage where the Fund may purchase the equity securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more hedging arbitrage strategies in connection with the purchase to reduce market and/or company specific price risk; (4) fixed-income where the Fund may purchase fixed-income securities without limit to quality or maturity , including corporate bonds, bank debt and preferred stock to generate income.  Collectively, the strategies are intended to produce positive returns in rising and falling market environments.  The sub-adviser generally buys securities that it believes offer an attractive reward relative to risk and sells securities when the reward becomes less attractive relative to the risk.  The sub-adviser sells short securities to protect the Fund’s portfolio against market declines, typically related to a merger-arbitrage transaction and covers (buys back) these securities when the securities they are designed to hedge are sold (closing hedge transaction).  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Under general supervision of the adviser, the sub-adviser seeks to achieve the Fund’s investment objective by using a variety of absolute-return strategies. These strategies, some or all of which may be employed by the Fund at any one time, are intended to achieve relatively consistent returns across a range of market environments.

Short-Selling Strategies:  The sub-adviser may seek to protect the Fund’s portfolio against market declines, usually related to a merger-arbitrage transaction, by selling securities short that the sub-adviser believes will or may decline in value.  Selling securities short is a transaction in which the Fund sells securities it does not own but has borrowed.  When the Fund replaces the securities it has borrowed, the Fund will realize a gain if the price of the securities has declined and will realize a loss if the price of the securities has increased.

Option-Writing Strategy: The Fund may purchase the common stocks of selected mid-cap and large-cap companies, and sell, or “write,” covered call options against most if not substantially all of such shares.   The Fund may also write call options against one or more basket of stocks, such as the S&P 500 Index or an industry sub-group of the S&P 500 Index. The options written by the Fund are considered “covered” because the Fund owns the stocks or basket of stocks against which the options are written.  The purchase of shares and the sale of call options will normally occur at approximately the same time, although in some cases the sale of options may be delayed until a later date.  Most of the call options written by the Fund are “in the money,” meaning calls whose exercise price is less than the market price of the underlying stock or basket of stocks when the options are written. The sub-adviser may hedge the Fund’s portfolio against a decline in the value of the stocks the Fund owns by purchasing put options.  A put option gives the Fund the right to sell, or “put,” a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium.  The values of put options generally increase as stock prices decrease. It is anticipated that the option writing strategy, when utilized, will provide option income that may help to sustain positive portfolio performance even in a declining market environment.

Merger-Arbitrage Strategy: The Fund may purchase the equity securities of companies involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase.  Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.  The size of this discount, known as the arbitrage “spread,” generally determines the Fund’s potential profit on any given investment.  In conjunction with its merger-arbitrage investments, the Fund may employ a variety of hedging strategies to protect against market-related risk, including short-selling and the purchase and sale of put and call options.  Since the sub-adviser is mostly interested in the “spread” stated above, it is anticipated that the use of this strategy may result in positive performance even when the overall market is declining.

Fixed-Income Strategy: The Fund may purchase fixed-income securities without limit to quality or maturity, including corporate bonds, bank debt and preferred stock to generate income.  Certain of the corporate debt securities in which the Fund invests may carry non-investment-grade ratings (rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO), or if unrated determined by the sub-adviser to be of comparable quality).  This strategy is anticipated to be utilized when the sub-adviser believes that certain fixed-income securities to be more attractive than certain equities to help the Fund achieve a positive rate of return.

Distribution Policy and Goals:

The Fund's distribution policy is to make twelve monthly distributions to shareholders.  The level of monthly distributions (including any return of capital) is not fixed but is expected to be at or near the level of the prime interest rate ("Prime Rate").  The Federal Reserve defines the Prime Rate as one of several base rates used by banks to price short-term business loans.  Past performance is not necessarily an indication of how the Fund will perform in the future.  Additionally, the Fund's distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund's current net asset value per share.

The Fund generally distributes to shareholders substantially all of its net income (for example, interest and dividends) as well as substantially all of its net capital gains (that is, long-term capital gains from the sale of portfolio securities and short-term capital gains from both the sale of portfolio securities and option premium earned).  In addition, pursuant to its distribution policy, the Fund may make distributions that are treated as a return of capital.  Return of capital is the portion of a distribution that is the return of your original investment dollars in the Fund.  A return of capital is not taxable to a shareholder unless it exceeds a shareholder's tax basis in the shares.  Returns of capital reduce a shareholder's tax cost (or "tax basis").  Once a shareholder's tax basis is reduced to zero, any further return of capital would be taxable.  Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits.  However, all or a portion of a distribution may consist of a return of capital.  Shareholders should not assume that the source of a distribution from the Fund is net profit.  As required under the 1940 Act, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income.  Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution.  The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared.  The Fund will provide disclosures, with each monthly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital.  At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes.  An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law.  Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

Dunham Appreciation & Income Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing, under normal market conditions, in a diversified portfolio of (1) convertible, (2) equity (common and preferred stock) and (3) fixed-income securities, including securities of foreign issuers and those rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the sub-adviser to be of comparable quality.  The Fund attempts to utilize these different types of securities to strike the appropriate balance between risk and reward in terms of growth and income.  In general, the sub-adviser buys a blend of equity and convertible securities offering the potential for long-term growth and current income and sells them when the issuer's economic fundamentals deteriorate or relative valuations between securities change.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Under general supervision of the adviser, the sub-adviser seeks to balance risk and reward over various market cycles using varying combinations of securities using the sub-adviser’s four-step security selection process.  The sub-adviser attempts to utilize different types of securities to strike the appropriate balance between risk and reward in terms of growth and income.  The security selection process primarily consists of four major steps: credit analysis, equity analysis, convertible analysis and overall portfolio analysis.  Focusing on the main value drivers in the marketplace, most notably, long-term sustainable earning power and cash flow return on capital, the sub-adviser strives to create a portfolio with a reasonable risk/reward trade-off.  As market conditions change, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time.  At some points in a market cycle, one security type (i.e. common stocks) may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions.  The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from five to ten years.

Dunham Large Cap Value Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in value-oriented, large capitalization or "large cap" common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market using the sub-adviser's stock selection process.  The Fund defines large capitalization or large cap companies as those with market capitalizations within the market capitalization range of the companies in the S&P 500 Index at the time of investment.  As of December 31, 2009, the S&P 500 Index had market capitalizations between $ [__] million and $[__] billion.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the common stock of large cap companies.  The sub-adviser focuses on large capitalization value stocks it believes are statistically undervalued while exhibiting attractive earnings dynamics.  The sub-adviser's active bottom-up stock selection process uses a combination of fundamental, technical and risk assessment models to construct a diversified portfolio generally consisting of approximately 40 to 75 securities.  In general, the sub-adviser buys securities that it believes are undervalued and sells them when they become fully valued or more compelling investments are available.

Under general supervision of the adviser, the sub-adviser seeks to achieve superior results through successful stock selection and effective management of risk through diversification across multiple economic sectors and major industries.  The sub-adviser screens each industry using a combination of fundamental, technical, and risk assessment models.  The sub-adviser’s equity philosophy places strong emphasis on value and earnings momentum.  Stock selection emphasizes issues with low price-earnings ratios and improving earnings dynamics, two characteristics that typically indicate significant appreciation potential.  The sub-adviser attempts to identify those companies that are both undervalued relative to the market and demonstrate above-average earnings momentum.  The sub-adviser believes that a company's near-term earnings progression or momentum will draw attention to the undervalued status of its stock, which may result in above-average returns to stockholders.  The sub-adviser focuses on investments that generally provide income and also have the potential for long-term capital appreciation.  These models are used to determine a valuation of the company and its potential for earnings growth.  Risk analysis is highly important in the security selection process.

Dunham Real Estate Stock Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity securities (including real estate investment trusts ("REITs")) of U.S. real estate companies.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in equity securities of companies principally engaged in the U.S. real estate industry.  The Fund defines a company as principally engaged in the U.S. real estate industry if at least 50% of the company’s revenues or 50% of the market value of the company’s assets are related to the ownership, construction, management or sale of U.S. real estate.  The sub-adviser, using an actively-managed, concentrated portfolio generally consisting of approximately 35 to 50 securities, seeks to outperform other real estate funds using its in-house knowledge and research of the factors affecting the relative total return performance of real estate stocks.  In general, the sub-adviser buys securities of issuers that generate above peer-group-average funds from operations and have historical price momentum.  The sub-adviser sells securities when a company no longer meets its selection criteria or there is a sufficiently more attractive company.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Under general supervision of the adviser, the sub-adviser, uses active management and focuses on constructing a portfolio generally consisting of approximately 35 to 50 securities.  The sub-adviser, seeks to outperform other real estate funds using in-house knowledge, research and its understanding of developing real estate market trends.  The sub-adviser seeks to find favorable real estate investment in the public markets through disciplined analysis by combining bottom-up fundamental research of companies with a research driven top-down asset allocation.  Through such analysis, the sub-adviser seeks to deliver total return by identifying individual company value and by repositioning the Fund’s portfolio to be invested in companies with the best property types and geographic regions based on current real estate market conditions.  Additionally, the sub-adviser focuses the Fund’s securities portfolio on investments that generally provide income and also have the potential for long-term capital appreciation.

Dunham International Stock Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing in equities (common and preferred stock and depositary receipts for common and preferred stock) of international corporations traded on stock exchanges around the world, alternative trading venues or in the over-the-counter market.  To the extend the Fund's currency exposure differs from the Fund's broad-based securities market index and sub-adviser performance benchmark, the MSCI All Country World ex US Index, the sub-adviser typically seeks to hedge this foreign currency exchange rate exposure back to U.S. dollars using forward contracts.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of non-U.S. companies, which may include companies located or operating in established or emerging market countries.  The primary regions of investment are Western Europe, the United Kingdom, Japan, Canada, Australia and Asia.  The sub-adviser selects stocks of companies that it believes are both financially strong industry leaders and priced below their actual worth.  The sub-adviser generally constructs its portfolios by using proprietary econometric models and a proprietary optimization process that balances the trade-off between a stock’s expected return, its contribution to portfolio level risk, portfolio specific restrictions, and its opportunity costs relative to trading costs.  Buys and sells occur when opportunities arise that improve the portfolio’s risk adjusted expected returns compared to its benchmark.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Under general supervision of the adviser, the sub-adviser searches for the stocks of financially strong, industry leaders that it believes are valued below their actual worth.  The sub-adviser seeks companies that generally have sustainable competitive advantages, above-average returns on equity, strong capital structures and superior management focused on shareholder return.  The primary regions of investment are Western Europe, the United Kingdom, Japan, Canada, Australia and Asia.  The Fund’s portfolio, which will generally consist of securities of approximately 40 to 300 issuers, is constructed using on-going rigorous fundamental, quantitative or econometric analysis and strict buy and sell targets. Econometric analysis combines economic theory with statistics, which the sub-adviser uses to analyze and test economic relationships. The sub-adviser may use fundamental analysis to prepare forecasts and assessments that are based on financial strength of a company relative to other competitors or markets. Quantitative analysis may be used to compare the statistical relationship of companies, markets, and regions to one another.

Dunham Small Cap Value Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in domestic, value-oriented, small-capitalization or "small cap" equity securities (common stock) of companies traded on U.S. stock exchanges or in the over-the-counter market using its fundamental stock selection process.  The Fund defines small-capitalization companies as those with market capitalizations within the range of the companies in the Russell 2000 Value Index at the time of investment.  As of December 31, 2009, the Russell 2000 Value Index had market capitalizations between $[__] million and $[__] billion. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net plus borrowing for investment purposes) in small cap companies.  The sub-adviser uses a fundamental bottom-up stock selection process with an investment time horizon of three to five years to identity companies that it believes are undervalued.  In general, the sub-adviser buys securities of dividend-paying small cap companies that have positive free cash flow and improving returns that it believes are undervalued.  It sells them when the thesis for owning is violated, more compelling investments are available or the stock appreciates outside of the market capitalization range of the small stock universe.  Although a "total return" investment objective typically entails both capital appreciation and income, the Fund emphasizes capital appreciation, but will capture some income through dividends and interest from cash investments.

Under general supervision of the adviser, the sub-adviser looks to invest in companies that generally have the following “value” characteristics:

•

Exhibit a sustainable competitive advantage;

•

A strong, experienced management team;

•

Long product cycles;

•

Pricing flexibility; and

•

Use smallness as a competitive advantage.

Targeted companies are expected to have high-sustained return on investment with above average earnings per share growth.  The sub-adviser uses a fundamental bottom-up stock selection process with an investment time horizon of three to five years.  A “bottom-up" stock-selection process is based on fundamental analysis, focusing on individual companies rather than adopting a macroeconomic, top-down approach.  The sub-adviser takes what it believes to be a low risk approach with strong emphasis placed on fundamental analysis, such as the examination of financial data, company management, business concept and competition.  Research analysts are responsible for specific sectors of the economy and those companies that lie in their sector.  While both industry sources and quantitative screens are used to narrow the list of possible holdings, the essence of the investment process is the fundamental company analysis and the depth of resources and experience available to the sub-adviser’s small cap team.

The Fund's portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio (at market value).  The average market capitalization of the portfolio will be similar to the overall market capitalization profile of the Russell 2000 Value Index benchmark.  The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.  The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment.  As of December 31, 2009, the Russell 2000 Value Index had an average market capitalization of $[__] million.

Dunham Large Cap Growth Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in domestic and foreign growth-oriented, large capitalization or "large cap" equity securities (common stock and securities convertible into common stocks) of companies traded on U.S. stock exchanges or in the over-the-counter market that it believes are undervalued.  The Fund defines large capitalization companies as those that have market capitalizations within the range of the companies in the Russell 1000 Growth Index at the time of investment.  As of December 31, 2009, the Russell 1000 Growth Index had market capitalizations between $[__] million and $[__] billion.  Under normal market conditions, the Fund invests at least 80% if its assets (defined as net assets plus borrowing for investment purposes) in large cap companies.  The sub-adviser’s investment philosophy is to focus on attractive growth stocks while maintaining an emphasis on risk control.  In accordance with this philosophy, the sub-adviser’s investment strategy centers around (i) analyzing stocks for their growth potential and determining if they are reasonably priced and (ii) addressing risk by implementing strict and systematic risk controls.  In general, the sub-adviser buys stocks where the underlying company is demonstrating above average growth characteristics and it believes the stock is reasonably priced.  The sub-adviser may choose to sell a security when it believes the security no longer offers attractive growth prospects or when the sub-adviser wishes to take advantage of what it believes to be a better investment opportunity.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

The sub-adviser begins its analysis with a quantitative screen to identify what it believes are the top 10% to 20% of the approximately 700 stocks with market capitalizations of approximately $1 billion or more.   Screening is based on the following types of information with earnings per share and relative price strength among the most heavily weighted.

•

Earnings per share

•

Sales, margin, return on equity

•

Industry strength

•

Relative strength

•

Price/volume

The top stocks based on quantitative screening are then prioritized based on current and projected information.  Next, the sub-adviser conducts fundamental analysis to further distinguish those stocks that represent the best prospects for the Fund.  The focus of the sub-adviser’s fundamental analysis is on the following factors:

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Industry trends

•

Competitive position

•

Consistency of growth

•

Potential for acceleration

•

Quality of earnings

Before selecting stocks for the Fund, candidates are reviewed within the context of the current market environment.  Factors considered in this analysis are:

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Growth potential versus predictability of growth

•

Embedded expectations of the market and the specific stock

•

Market leadership, sectors or industry

•

Market risk characteristics

•

Cyclical and seasonal considerations

The sub-adviser’s targeted time horizon for stocks selected for the Fund is 12 to 18 months, but their can be no assurance the Fund will hold securities this long.  The selection process emphasizes stocks that have the ability to contribute to the Fund immediately.  Risk control is an important aspect of the sub-adviser’s philosophy and process.  Risk controls are a part, or focus, of stock selection, portfolio construction, and the sell discipline.

Dunham Small Cap Growth Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in domestic growth-oriented, small-capitalization or "small-cap" common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market using its proprietary stock selection process.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in small cap companies.  The Fund defines small-capitalization companies as those with a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index.  As of December 31, 2009, under largest stock in the S&P SmallCap 600 Index had a market capitalization of $[__] billion.  The sub-adviser selects small cap growth companies that it believes exhibit a long-term sustainable business model.  Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years.  The sub-adviser attempts to invest in these companies at a discount to their growth rate.  In general, the sub-adviser buys securities of companies that it identifies as having a product or service with a superior value proposition coupled with a positive business outlook when it believes shares in those companies are attractively priced.  The sub-adviser sells securities to limit overconcentration in individual stocks, to take advantage of attractive price level valuations and to remove those companies with eroding or less attractive value propositions.  The Fund's sub-adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objectives.

Under general supervision of the adviser, the sub-adviser seeks to achieve the Fund's investment objective by investing in domestic growth-oriented, small-capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market that it believes exhibit a long-term sustainable business model.  Such companies are generally characterized by:

•

strong company financials

•

barriers to entry (i.e., tough or expensive for competition to enter the marketplace)

•

focused management

Targeted companies are expected to grow top and bottom-line at 15% or more for the next several years. The sub-adviser attempts to invest in these companies at a discount to their growth rate.

Dunham Emerging Markets Stock Fund

The Fund's sub-adviser seeks to achieve the Fund's investment objective by investing primarily in international emerging market equity securities traded on foreign stock exchanges.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries.  The Fund defines equity securities to include: common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.  The Fund defines an emerging market country as any country that has been determined by an international organization, such as the World Bank, to have a low- to middle-income economy.  Additionally, the Fund includes Singapore and Hong Kong Special Administrative Region of the People's Republic of China regardless of their economic income ranking. In general, the sub-adviser buys stocks that exhibit above-average growth prospects within a global, country and industry context.  It sells stocks when these growth trends change or when other more attractive opportunities arise.  The sub-adviser uses a three-step investment process to select securities for the Fund.  First, it uses a proprietary relative price strength screen to analyze regions, countries, sectors, currencies and individual stocks based on relative price movement. Second, it employs fundamental analysis to validate or reject regions, countries, sectors, currencies and individual stocks selected in the first step of the process.  Third, it applies the results of steps one and two to construct portfolios by setting country allocations, determining sector allocations and selecting individual stocks.

Under general supervision of the adviser, the sub-adviser seeks to fulfill the Fund's investment objective by using a three-step investment process to select securities that exhibit positive relative price strength, positive fundamentals and attractive valuation and liquidity.  The sub-adviser’s buy decisions are based upon positive country/industry trends, positive relative price strength, strong financial statements, leading/dominant market share, high profit margins, and attractive valuation with potential P/E expansion.  No stock can be purchased unless it meets both criteria: (1) it has positive relative price strength and (2) it has positive fundamentals such as management, franchise, and balance sheet quality.  The sub-adviser has three mandatory sell disciplines: (1) if a stock turns negative on its relative price strength screen, it is sold, (2) if a stock turns negative on its fundamental research, it is sold (fundamental factors may include, but are not limited to, a high P/E to growth ratio, earnings disappointments, or a change in the firm's view of company management), or (3) if a stock has a relative price decline of 15% or more in one day, it is sold.

Relative Price Strength Screen

First, the sub-adviser uses a relative price strength screen, focused on long-term trends. Each month it screens the following for relative strength versus the appropriate index: regions in the index, countries in the index, sectors in the index, companies with a market capitalization generally over US$1B for emerging markets.  The screen rates each region, country, sector, currency and company positive, neutral, or negative based on its relative performance versus the benchmark.  The sub-adviser's portfolio management team then uses the screen as a guide in the country and sector allocation process.

The sub-adviser focuses on the companies that are rated positive in terms of relative price strength, and uses these stocks as the top candidates for fundamental analysis and potential inclusion in the Fund's portfolio.  It then observes groups of stocks from specific countries and sectors and these stocks are given the highest priority for further fundamental analysis.  The sub-adviser believes that the screening process is a powerful tool for guiding country and sector allocations and for identifying world class companies and investment opportunities.  However, it is only the first step in the portfolio construction process.

Fundamental Analysis

Second, the sub-adviser conducts fundamental analysis.  After applying the relative price strength screen, it identifies a group of countries, sectors and companies on which to perform in-depth analysis.  It employs fundamental analysis of country, sector and company trends to validate or reject the results of the screening process and to direct portfolio construction.

At the country level, the sub-adviser's analysis seeks to identify countries that are providing a positive or improving environment for capital.   The sub-adviser focuses on the following factors: taxation, privatization and deregulation trends, GDP growth, inflation, interest rate trends, currency policy, business/government relationship and politics.  At the sector level, the sub-adviser analyzes growth trends and competitive dynamics in an attempt to understand the outlook for prices, costs, and volumes for each industry’s key players.  At the company level, the sub-adviser looks for superior, sustainable long-term EPS growth.  It uses three primary factors to develop a long-term growth rate for a company: franchise quality, management quality, and balance sheet quality. After assessing these three factors in combination, it develops a 3-5 year EPS growth rate for each company.  It has no specific growth rate hurdle, but looks for superior (compared to the market and industry peers) and sustainable growth rates.  The sub-adviser then identifies areas where it has the most confidence about the rate of growth and its sustainability.  This leads the sub-adviser to the third step in its investment process – portfolio construction.

Portfolio Construction

Portfolio construction occurs on the country, sector and company level.   The sub-adviser generally overweights those countries and sectors that are positive on its relative price strength screen.  The weighting depends on qualitative assessment of the fundamental profile of the country or sector and the companies within that country or sector.  The sub-adviser focuses on investments in those companies that have a combination of: (1) positive relative price strength; and (2) superior, sustainable long-term EPS growth profile as determined by its assessment of the company’s earnings outlook.  Generally, the sub-adviser uses a target range of stocks and a minimum position size to ensure that the portfolio managers’ decisions are concentrated.

The Fund generally invests in common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, equity-linked derivatives, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents.  The percentage of the Fund’s portfolio invested in each such security type is unlimited.  Holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities.

TEMPORARY INVESTMENTS

In response to market, economic, political or other conditions, each sub-adviser may temporarily use a different investment strategy for the respective Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund’s assets in cash or cash equivalent securities such as money market mutual funds.  To the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because a Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Defensive investing could affect a Fund’s performance and the Fund might not achieve its investment objectives.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Fund will achieve its investment objective.  Each Fund’s share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds.

The following chart summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of this Prospectus.

Risks	Dunham Corporate/ Government Bond Fund	Dunham High-Yield Bond Fund	Dunham Monthly Distribution Fund	Dunham Appreciation & Income Fund	Dunham Large Cap Value Fund	Dunham Real Estate Stock Fund
Call or Redemption Risk	X	X	X	X
Credit Risk	X	X	X	X
Derivatives Risk			X	X
Emerging Markets Risk
Foreign Investing			X
Industry/Sector Risk			X	X	X
Interest Rate Risk	X	X	X	X
Leveraging Risk	X		X
Liquidity Risk		X	X	X		X
Lower-rated Securities Risk	X	X	X	X
Management Risk	X	X	X	X	X	X
Merger and Event Driven Risk			X
Non-Diversification Risk			X			X
Portfolio Turnover Risk	X		X			X
Purchasing Put Options			X
Prepayment Risk	X
Real Estate Industry Concentration Risk						X
Real Estate Investment Trust Risk (REIT)						X
Selling Covered Call Options			X
Short Selling Risk			X
Small and Medium Capitalization Risk			X	X		X
Stock Market Risk			X	X	X	X
Tax Consequences			X

Risks	Dunham International Stock Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund	Dunham Small Cap Growth Fund	Dunham Emerging Markets Stock Fund
Call or Redemption Risk
Credit Risk
Derivatives Risk	X
Emerging Markets Risk	X				X
Foreign Investing	X				X
Industry/Sector Risk	X	X	X	X	X
Interest Rate Risk
Leveraging Risk
Liquidity Risk	X	X		X	X
Lower-rated Securities Risk
Management Risk	X	X	X	X	X
Merger and Event Driven Risk
Non-Diversification Risk
Portfolio Turnover Risk	X		X	X
Purchasing Put Options
Prepayment Risk
Real Estate Industry Concentration Risk
Real Estate Investment Trust Risk (REIT)
Selling Covered Call Options
Short Selling Risk
Small and Medium Capitalization Risk		X		X
Stock Market Risk	X	X	X	X	X
Tax Consequences

Call or Redemption Risk – As interest rates decline, issuers of high yield bonds may exercise redemption or call provisions. This may force the Fund to redeem higher yielding securities and replace them with lower yielding securities with a similar risk profile. This could result in a decreased return.

Credit Risk – Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) may have some speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.  High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – When a sub-adviser uses margin, leverage, short sales and other forms of financial derivatives, such as options, futures and forward contracts, an investment in the Fund may be more volatile than investments in other mutual funds.  Derivatives may also be embedded in securities such convertibles which typically include a call option on the issuer's common stock.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that ineffective implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, currency exchange rate or other measurement.  Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less then the required minimum holding period; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Emerging Markets Risks – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Foreign Investing – Investing in foreign companies may involve more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Additionally, investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of the Fund’s investments.

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

Liquidity Risk – The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities.  For example, relatively few market makers characterize the secondary markets for high-yield debt securities, and the trading volume for high-yield debt securities is generally lower than that for higher-rated securities.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.  Less liquid secondary markets also may affect the Fund’s ability to sell securities at their fair value.  The Fund may invest in illiquid securities, which are more difficult to value and to sell at fair value.  If the secondary markets for lightly-traded securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid, and the proportion of the Fund’s assets invested in illiquid securities may increase.

Smaller, unseasoned companies (those with less than a three-year operating history) and recently-formed public companies may not have established products, experienced management, or an earnings history.  As a result, their stocks may lack liquidity.  Investments in foreign securities may lack liquidity due to heightened exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries.  In addition, government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes may result in a lack of liquidity.  Possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards might reduce liquidity.  The chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value) will also impact liquidity.  These risks are heightened for investments in developing countries.

Lower-Rated Securities – Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings.  These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, payments on the securities may never resume.  These securities may be worthless and the Fund could lose its entire investment.

Management Risk – Each Fund is subject to management risk because it is an actively managed investment portfolio.  The sub-adviser’s judgments about the attractiveness and potential appreciation of a security, whether selected under a "value", "growth" or other investment style, may prove to be inaccurate and may not produce the desired results.  The adviser and sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

Merger and Event-Driven Risk – This is the risk of investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganizations carry more risk than investments in companies that are perceived to be in stable organizational situations.  The principal risk associated with expected, but not yet announced, reorganizations is that none will be forthcoming and the rate of return earned on an investment in such companies may be less than expected or negative.  The principal risk associated with investments in publicly announced reorganizations is that the proposed reorganization may be renegotiated on less favorable terms, terminated or delayed which may cause the Fund to lose money or fail to achieved a desired rate of return.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of the Fund’s assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risk than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk – The frequency of a Portfolio’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in a Portfolio’s performance.

Prepayment Risk – Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets.  Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal.  Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.  For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

Purchasing Put Options – When the Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised.  Under certain circumstances, the Fund may not own any put options, resulting in increased risk during a market decline.

Real Estate Industry Concentration Risk – By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries.  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  When economic growth is slow, demand for property decreases and prices may decline.  Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

Real Estate Investment Trust Risk (REIT) – Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down.  A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties.  A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Selling (Writing) Covered Call Options – When the Fund sells covered call options, it foregoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock.  The Fund receives a premium for selling a call option but the price the Fund realizes from the sale of the stock upon exercise of the option could be substantially below the prevailing market price of the stock.  The purchaser of the covered call option may exercise the call at any time during the option period (the time between when the call is sold and when it expires).  When a call option which the Fund has written is exercised, the Fund must deliver the security upon which the call is written.  This means that the Fund would be forced to deliver a security out of its portfolio and replace it, or purchase the same security on the open market for delivery.  Under either scenario the Fund would face increased transaction costs because of its need to purchase securities, either for delivery to the party exercising the call option or to replace a security delivered to the other party out of its portfolio, subject to call options.  If the value of the stock underlying the call option is below the exercise price, the call is not likely to be exercised, and the Fund could have an unrealized loss on the stock, offset by the amount of the premium received by the Fund when it sold the option.

There is no assurance that a liquid market will be available at all times for the Fund to sell call options or to enter into closing purchase transactions. In addition, the premiums the Fund receives for selling call options may decrease as a result of a number of factors, including changes in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.  The Fund incurs commission expenses when selling call options.

Short Selling Risk – If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss.  Also, the Fund is required to deposit collateral in connection with such short sales and may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.  These aspects of short selling increase the costs to the Fund and will reduce its rate of return.  Additionally, the successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies.  Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Tax Consequences – The Dunham Monthly Distribution Fund expects to generate a high level of premiums from its sale of call options.  These premiums typically result in short-term capital gains to the Fund for federal and state income tax purposes.  Distributions of such short-term capital gains usually are taxable at the same rate as ordinary income to investors.  Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) give rise to capital gains or losses.  Because the Fund has no control over the exercise of the call options, shareholder redemptions, or corporate events affecting its equity securities investments (such as mergers or reorganizations), it may be forced to realize capital gains or losses at inopportune times.  In addition, pursuant to its distribution policy, the Dunham Monthly Distribution Fund may make distributions that are treated as a return of capital.  Return of capital is the portion of a distribution that is the return of your original investment dollars in a Fund.  Return of capital reduces the cost basis of your shares and is not generally taxable to you.  If return of capital reduced your tax basis to zero, any further distribution would be taxable.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Dunham Funds' policies and procedures regarding the release of portfolio holdings information is available in the Dunham Funds' Statement of Additional Information.  Each Fund may, from time to time, make available month-end portfolio holdings information at  www.dunham.com.  The quarter-end portfolio holdings are generally posted to the website within 15 days following the end of each quarter and remain available until new information for the next quarter is posted.  Shareholders may request portfolio holdings schedules at no charge by calling 1-888-3DUNHAM (338-6426).

MANAGEMENT

INVESTMENT ADVISER

Dunham & Associates Investment Counsel, Inc., located at 10251 Vista Sorrento Parkway, San Diego, CA 92121, serves as the Funds’ investment adviser.  The adviser’s mailing address is P.O. Box 910309, San Diego, CA 92191.  The adviser is a registered broker dealer and a registered investment adviser.  The adviser has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees.

a)

Setting the Funds’ overall investment objectives;

b)

Evaluating, selecting and recommending sub-advisers to manage the Funds’ assets;

c)

Monitoring and evaluating the performance of sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Funds; and

d)

Implementing procedures to ensure that the sub-advisers comply with the Funds’ investment objectives, polices and restrictions.

The adviser, subject to the review and approval of the Board of Trustees, selects sub-advisers for each Fund and supervises and monitors the performance of each sub-adviser.  The adviser and the Dunham Funds predecessor entity ("Predecessor Trust") were granted an exemptive order (the “Order”) from the SEC that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  The Order applies to the Dunham Funds as well as the Predecessor Trust.  During the fiscal year ended October 31, 2009, the adviser earned investment advisory fees as a percentage of average Fund assets as described in the table under the heading "Adviser's Portion."  A discussion regarding the basis of the Board of Trustees’ approval or renewal of the investment advisory agreement with the adviser and the sub-advisory agreement with each sub-adviser will be available in the Dunham Funds' next annual or semiannual report to shareholders which follows within six months of each approval or renewal.

The Order also permits the adviser, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the adviser and the Trustees believe such action will benefit a Fund and its shareholders.

The adviser has entered into a sub-advisory agreement with each sub-adviser and the Dunham Funds on behalf of each Fund, whereby the Fund pays the adviser a fixed fee and the Fund separately pays the sub-adviser a fulcrum fee.  The adviser receives only its fixed portion of the management fee as approved by shareholders at the Predecessor Trust’s shareholder meeting held on June 23, 2006.  Effective September 1, 2007, each Fund’s sub-adviser is compensated based on its performance and each sub-advisory agreement is a fulcrum fee.  Fulcrum fee arrangements are as follows:

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion
Dunham Corporate/ Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Dunham Monthly Distribution Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Dunham Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Dunham Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
Dunham International Stock Fund	0.95% – 1.65%	0.65%	0.30% - 1.00%
Dunham Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Dunham Large Cap Growth Fund	0.75% – 1.55%	0.65%	0.10% - 0.90%
Dunham Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Emerging Markets Stock Fund	0.75% – 1.75%	0.65%	0.10% - 1.10%

All of the sub-advisory fees are within the limits of the negotiable sub-advisory fee ranges pre-approved by shareholders of each Predecessor Fund.

Fund:	Pre-Approved Negotiable Range of Sub-Advisory Fees*	Sub-Advisory Fees Earned Fiscal Year Ended October 31, 2009
Dunham Corporate/Government Bond Fund	0% - 0.70%	[__]%
Dunham High-Yield Bond Fund	0% - 0.80%	[__]%
Dunham Monthly Distribution Fund	0% - 1.50%	[__]%
Dunham Appreciation & Income Fund	0% - 1.50%	[__]%
Dunham Large Cap Value Fund	0% - 1.00%	[__]%
Dunham Real Estate Stock Fund	0% - 1.00%	[__]%
Dunham International Stock Fund	0% - 1.00%	[__]%
Dunham Small Cap Value Fund	0% - 1.50%	[__]%
Dunham Large Cap Growth Fund	0% - 1.10%	[__]%
Dunham Small Cap Growth Fund	0% - 1.30%	[__]%
Dunham Emerging Markets Stock Fund	0% - 1.20%	[__]%**

*

        The range for Dunham High-Yield Bond Fund was approved by the initial Dunham High-Yield Bond shareholder on July 1, 2005.  The range for the Dunham Monthly Distribution Fund was approved by the initial Dunham Monthly Distribution Fund shareholder on May 14, 2008.  All other ranges were approved by shareholders on August 26, 2008.  Effective July 1, 2009, the range for the Dunham Large Cap Growth Fund was narrowed from 0.00%-1.00% to 0.10%-0.90%.

**

Represents sub-advisory fees paid to the Fund's prior sub-adviser, Van Eck Associates Corporation

Fulcrum Fees, Generally. A fulcrum fee basically has two parts - the base fee and the performance fee.  In a typical fulcrum fee arrangement, the base fee is the pre-determined rate at which the sub-adviser is paid when its net performance is in line with that of the fund’s benchmark.  The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with pre-determined rates of adjustment. In a fulcrum fee arrangement, a sub-adviser is rewarded for out-performance or penalized for under-performance in equal measure.  Depending on a fund’s net performance versus its benchmark, the sub-adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively.  This formula has matching maximum and minimum ranges in which the fees can be adjusted.  Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months.  In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease.  The basic idea of a fulcrum fee is that when fund performance is bad, the adviser or sub-adviser should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a sub-adviser more than the Base Fee, even though the performance of both the fund and the fund's benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund's net performance. In no event will sub-advisory fees be more than the maximum indicated in the above table.

The Fulcrum Fee Calculation Methodology for the Dunham Funds Sub-Advisers. In a typical fulcrum fee arrangement, the base fee is not adjusted during the first twelve months.  However, under each Dunham Fund’s sub-advisory agreement, the performance adjustment to the base fee is calculated daily during the first twelve months, based on the average net assets of the Fund from inception of the contract to date, and the comparative performance of the Fund (Fund performance will be based on Class N share performance) to its Benchmark from inception of the contract to date, on the day of calculation.  In this manner, performance counts from the very first day of each sub-advisory agreement.

Each Fund’s fulcrum fee will be calculated using an annual base sub-advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s performance over a rolling twelve-month period (or, during the first twelve months, as described above), relative to the Fund’s benchmark (the “Performance Fee”).   Depending on the particular sub-advisory agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the sub-advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”).  In addition, certain sub-advisors have agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months.  Sub-advisers can not waive more than they earn and will never be in a position to owe money to the Funds; i.e., if the fee earned is equal to or less than the waiver, then the sub-adviser will receive no payment, nor will the sub-adviser owe money to the Fund.

During the first twelve months of each Fund’s sub-advisory agreement, the Fund will accrue, on a daily basis, the Base Fee adjusted by the Performance Fee, as described in the preceding paragraph (the “Fulcrum Fee”).  However, because each such sub-advisory agreement requires that the sub-adviser be paid out only the monthly Minimum Fee during the first year (in most cases, 0.00%), the sub-adviser in most cases will receive no compensation until the end of the first year.  At the end of the first year of the contract, the sub-adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year.  Therefore, in the first year, the proposed fulcrum fee methodology will have three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12 month period of the accrued Fulcrum Fee less the Minimum Fee.  Beginning with the thirteenth month of operation under each sub-advisory agreement, the entire sub-advisory fee will be calculated daily and paid monthly based on the Fund’s average daily net assets and performance versus the benchmark over the prior rolling twelve-month period.  In other words, after the initial twelve-month period, each Fund’s fulcrum fee arrangement will become typical of such arrangements in the mutual fund industry.  By virtue of using average daily net assets over a “rolling” 12-month period for purposes of calculating the Performance Fee while using average daily net assets for the most recent month for purposes of calculating the Base Fee, the actual total Fulcrum Fee paid by a Fund to the Sub-Adviser may be higher or lower than the maximum or minimum annual rates described above if the average daily net assets do not remain constant during the rolling 12-month period.  If the Fund is significantly underperforming versus the Index and the Fund’s net assets have declined significantly, the monthly total Fulcrum Fee can be a negative number (although the performance fee rate can never be negative, the performance fee can be negative). In such instances, if the negative Fulcrum Fee is not earned back or offset the following month, the Sub-Adviser must reimburse the Fund the amount of the negative Fulcrum Fee within an agreed upon time.  Likewise, in the case where the Fund has significantly underperformed versus the Index but net assets have increased significantly, the monthly total Fulcrum Fee can be positive although the performance fee rate may be 0.00%.  In such instances, the Fund will pay the Sub-Adviser the monthly Fulcrum Fee.

The following example illustrates the Fulcrum Fee methodology employed in each sub-advisory agreement.  In the example, the Base Fee is 0.50% with a Performance Fee of plus or minus 0.50%; thus, the Maximum Fee is 1.00% and the Minimum Fee is 0.00%.  In addition, the example shows a null zone of plus or minus 0.25%, and the sub-advisory fee moving (after clearing the null zone) at a rate of approximately 0.01% for each 0.05% of outperformance of the benchmark.  Each of these factors/rates/amounts will vary with each sub-advisory agreement.

SAMPLE SUB-ADVISORY FEE TABLE

Cumulative 12-Month Return	Performance Fee Adjustment	Total Fee Payable to Sub-Adviser
Plus or Minus Return of Index	Plus or Minus Base Fee (0.50%)	If Plus	If Minus
2.50% or more	0.50%	1.000%	0.000%
2.35%	0.47%	0.970%	0.030%
2.20%	0.44%	0.940%	0.060%
2.05%	0.41%	0.910%	0.090%
1.90%	0.38%	0.880%	0.120%
1.75%	0.35%	0.850%	0.150%
1.60%	0.32%	0.820%	0.180%
1.45%	0.29%	0.790%	0.210%
1.30%	0.26%	0.760%	0.240%
1.15%	0.23%	0.730%	0.270%
1.00%	0.20%	0.700%	0.300%
0.85%	0.17%	0.670%	0.330%
0.70%	0.14%	0.640%	0.360%
0.55%	0.11%	0.610%	0.390%
0.40%	0.08%	0.580%	0.420%
0.26%	0.05%	0.552%	0.448%
0.25%	NULL ZONE	0.500%	0.500%
EVEN WITH INDEX	BASE FEE	0.500%	0.500%

Dunham Asset Allocation Program: The adviser is the sponsor of the Dunham Asset Allocation Program ("Program"), an advisory wrap program using the Dunham Funds, N shares class. The Program may be used by financial advisors to diversify client portfolios among the various asset classes represented by the Funds.  The adviser takes a portion of the revenues, from wrap fees, it receives from the Program and reimburses certain non-affiliated financial advisors for their product marketing and business development efforts. These reimbursements are from 5 to 25 basis points a year, depending on the dollar amount of client assets in program.  The adviser also sponsors due diligence trips and conferences designed to enhance the financial advisor's understanding of the offerings.  Certain costs associated with attendance at these meetings may be paid by the adviser.

The adviser also supports industry conferences and sponsors educational events attended by clients of the financial advisors as well as the financial advisors themselves.

SUB-ADVISERS AND SUB-ADVISER PORTFOLIO MANAGERS

The sub-advisory fees earned by each sub-adviser for the fiscal year ended October 31, 2009 are presented in the table above in the column entitled "Sub-Advisory Fees Earned Fiscal Year Ended October 31, 2009."  The Funds’ Statement of Additional Information provides additional information about each portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Dunham Corporate/Government Bond Fund

SCM Advisors LLC (“SCM”), an investment management firm located at 909 Montgomery Street, 5th Floor, San Francisco, California, 94133, founded in 1989, serves as the sub-adviser to the Dunham Corporate/Government Bond Fund.  Phoenix Investment Partners, Ltd. Owns 100% of SCM.  As of December 31, 2009, SCM had approximately $[2.4] billion in assets under management for a national and international client base including individuals and institutions.

The Dunham Corporate/Government Bond Fund is managed by a management team consisting of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Fund is Robert Bishop.

Robert Bishop, CFA

Chief Investment Officer, Fixed Income

Mr. Bishop is the chief investment officer, with portfolio management responsibility over investment grade corporate bonds, credit derivatives, and portfolio strategy. His functional emphasis is in the design and management of SCM's active core, enhanced core, and full discretion fixed income portfolios. Mr. Bishop joined SCM Advisors in 2002 and has been primarily responsible for the management of the Fund since February 2008.

Dunham High-Yield Bond Fund

PENN Capital Management Co. , Inc. ("PENN"), Navy Yard Corporate Center, Three Crescent Drive, Suite 400, Philadelphia, PA 19112, serves as the sub-adviser for the Dunham High Yield Bond Fund.  PENN specializes in offering investment advisory services focused on fundamental, bottom-up research on the universe of high yield and small capitalization companies to high net-worth individuals and institutional investors.  Founded in 1987, the sub-adviser had approximately $ [2.8] billion under management, as of December 31, 2009.

Bond selection for the Dunham High-Yield Bond Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham High-Yield Bond Fund are Richard A. Hocker and Peter R. Duffy.

Richard A. Hocker, CIO

Founder and Chief Investment Officer

Mr. Hocker serves as the Chief Investment Officer of PENN Capital Management. Mr. Hocker has over 30 years of institutional investment experience. Since inception of the firm in November 1987, Mr. Hocker has served as Chief Investment Officer and Senior Portfolio Manager guiding policy development and the future direction of PENN’s high yield bond and equity strategies. Additionally, Mr. Hocker is a member of the Executive Committee and Chairman of the Investment Committee.

Peter R. Duffy, CFA

Portfolio Manager and Partner

Mr. Duffy began his career at PENN Capital Management in October 2006. From 2000 to 2006, Mr. Duffy was a Director and Sector Specialist for Deutsche Asset Management’s $4 billion global high yield debt team. Previously, Mr. Duffy served as a finance manager for mergers and acquisitions at GE Capital and as a senior management consultant at Arthur Andersen LLP. Mr. Duffy received a BS in Finance, Summa Cum Laude, from Villanova University and an MBA from The Wharton School of the University of Pennsylvania.

Dunham Monthly Distribution Fund

Westchester Capital Management, Inc. ("Westchester"), located at 100 Summit Lake Drive, Valhalla, New York 10595, serves as the sub-adviser to the Dunham Monthly Distribution Fund.  Westchester is an independent investment management firm specializing in equity strategies that include investing in companies involved in mergers and acquisitions.  Frederick W. Green, President of the Sub-Adviser, owns over 75 percent of the Sub-Adviser and is considered to control the Sub-Adviser.  As of December 31, 2009, it had approximately $[1.4] billion in assets under management including assets of other mutual funds.

Roy Behren, Michael T. Shannon and Frederick W. Green form the portfolio management team and share equally in the investment management duties and responsibility for the day-to-day management of the Fund's equity and option portfolio.

Roy Behren

Lead Portfolio Manager

Roy D. Behren came to Westchester in 1994 after working as an enforcement attorney for the U.S. Securities and Exchange Commission.  From 1994 to 2007 he served as a Research Analyst and began serving as a Portfolio Manager in 2007.  After earning a B.S. in Economics at The Wharton School, he received a J.D. degree from the University of Miami Law School and an LL.M. degree in corporate law from the New York University School of Law.  He then joined the SEC's New York Regional Office, where he worked as an enforcement attorney for seven years prior to starting his investment career at Westchester.  From 2004 through 2006, Mr. Behren served as a member of Redback Networks’ (an internet equipment and service provider) Board of Directors and its Audit Committee.  He is a portfolio manager and is currently the Chief Compliance Officer for Westchester, The Merger Fund and The Merger Fund VL.

Michael T. Shannon, CFA

Portfolio Manager

Michael T. Shannon began serving as a Portfolio Manager for Westchester in 2007.  Prior to 2007, he was a Senior Vice President for mergers and special situations at D.E. Shaw & Co. from 2005 to 2006.  From 1996 to 2005, Mr. Shannon served as Director of Research for Westchester.  After earning a B.S. in Finance from Boston College in 1988, he joined J.P. Morgan where he worked as an investment banker in the mergers and acquisitions department until 1996.  Mr. Shannon is a member of the New York Society of Security Analysts and the CFA Institute and holds the Chartered Financial Analyst designation.

Frederick W. Green

Portfolio Manager

Frederick W. Green has served as a Portfolio Manager for the Sub-Adviser since 1989 and has over 35 years’ experience in the investment business. After five years with Kidder, Peabody & Co. as a portfolio strategist, Mr. Green joined Goldman, Sachs & Co., where he was Senior Portfolio Strategist and a member of the Investment Policy Committee. In 1980 he left Goldman and formed Westchester Capital Management, Inc., a registered investment adviser.  In 1989, Westchester launched The Merger Fund, the first mutual fund devoted exclusively to investing in companies involved in publicly announced mergers, takeovers and other corporate reorganizations.  Mr. Green is President and co-manager of The Merger Fund and The Merger Fund VL.  He is also President and Chief Investment Officer of Green & Smith Investment Management L.L.C., which is an affiliated investment adviser specializing in advising pooled investment vehicles such as hedge funds.  A graduate of Princeton University, he is a member of the New York Society of Security Analysts and the CFA Institute.

Dunham Appreciation & Income Fund

Calamos® Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, Illinois, 60563, serves as the sub-adviser to the Dunham Appreciation & Income Fund.  Calamos and its predecessor companies have specialized in security research and money management since 1977.  Calamos managed approximately $ [_] billion as of December 31, 2009.

Stock selection for the Dunham Appreciation & Income Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Appreciation & Income Fund are co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, CFA.

John P. Calamos, Sr.

Chairman, CEO, President and Co-Chief Investment Officer

Mr. Calamos founded Calamos in 1977.  He specializes in investment research and portfolio management of convertible securities, using convertibles and hedging techniques designed to control risk and stabilize the asset base during volatile market periods.

Nick P. Calamos, CFA

Sr. EVP, Head of Investments and Co-Chief Investment Officer

Mr. Calamos oversees research and portfolio management for Calamos.  Since joining Calamos in 1983, his experience has centered on convertible securities investment.  He has been instrumental in developing the Calamos Convertible Research System (CCRS), a sophisticated, proprietary research system that monitors and scans the entire convertible market for the best available investment opportunities.

Dunham Large Cap Value Fund

C.S. McKee, L.P. ("C.S. McKee"), a 100% employee owned firm located at One Gateway Center, 8th Floor, Pittsburgh, Pennsylvania, 15222, founded in 1931, serves as the sub-adviser to the Dunham Large Cap Value Fund.  The sub-adviser offers investment management of equity, fixed income, and balanced portfolios to high net-worth individuals and institutional investors.  As of December 31, 2009, it had approximately $[6.1] billion in assets under management.

Stock selection for the Dunham Large Cap Value Fund is made by a team that consists of portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Dunham Large Cap Fund are Gregory M. Melvin and Robert A. McGee.

Gregory M. Melvin, CFA, CFP

Executive Vice President and Chief Investment Officer

Mr. Melvin, who joined C.S. McKee in 2000, is the Chairman of the Investment Policy Committee.  He has the overall responsibility for client portfolios and the investment process at C.S. McKee.

Robert A. McGee, CFA

Senior Vice President and Portfolio Manager, Equities

Mr. McGee joined C.S. McKee in 2000.  He is responsible for portfolio management of core and value equity portfolios.

Dunham Real Estate Stock Fund

Ten Asset Management, Inc. ("Ten"), located at 171 Saxony Road, Suite 105, Encinitas, CA 92024, a California Corporation founded in the year 2004, serves as sub-adviser to the Dunham Real Estate Stock Fund.  Ten specializes in offering equity management to individuals and institutional investors and had approximately $[444] million in assets under management as of December 31, 2009.

Robert Zimmer

Primary Portfolio Manager

Robert Zimmer serves as the lead portfolio manager for the Dunham Real Estate Stock Fund and is primarily responsible for the day-to-day investment decisions of the Fund.  Mr. Zimmer co-founded Ten Asset Management, Inc. in December, 2004, came to Ten from Freeman Associates where he began his career, and most recently served as Senior Vice President of portfolio management. Mr. Zimmer was responsible for overall portfolio constructions and implementation. Additionally he executed numerous client projects in areas including customized solutions, risk budgeting and asset allocation.

John Cuthbertson, Ph.D., CFA

Associate Portfolio Manager & Analyst

Dr. Cuthbertson assists Mr. Zimmer in managing the Dunham Real Estate Stock Fund’s portfolio. His responsibilities at Ten Asset Management include strategy engineering, development, portfolio optimization, attribution analysis and the oversight of all ongoing research. He develops and evaluates potential indicators of future stock performance using historical simulation of strategies and statistical analysis, etc. He is responsible for the overall development and integration of Ten’s optimized portfolio selection system.  From 1996 to 2004, Dr. Cuthbertson worked at Investment Research Company serving as Vice President and Senior Research Analyst, responsible for fundamental research.

Dunham International Stock Fund

Arrowstreet Capital, Limited Partnership ("Arrowstreet"), located at 200 Clarendon Street, Floor 30, Boston, Massachusetts 02116, is the sub-adviser to the Dunham International Stock Fund.  The sub-adviser specializes in offering global equity investment strategies and asset management to institutional investors.  Founded in 1999, it had approximately $[__] billion in assets under management as of December 31, 2009.

The Dunham International Stock Fund is managed by a team of portfolio managers who share responsibility for the day-to-day management of the Fund.

Peter Rathjens, Ph.D.

Portfolio Manager

Dr. Rathjens has served as a Portfolio Manager for the past 10 years at Arrowstreet. Dr. Rathjens has the overall responsibility for Arrowstreet's investment products and chairs the firm’s Investment Committee. Prior to joining Arrowstreet, Dr. Rathjens oversaw all of PanAgora Asset Management’s investment strategies, with particular responsibility for the global strategies, including Global Asset Allocation, International Equities, and Emerging Market Equities.

John Capeci, Ph.D.

Portfolio Manager

Dr. Capeci served at Arrowstreet as Head of Research from 1999 through 2005 and has served as a Portfolio Manager since 2006. Dr. Capeci helps oversee all elements of Arrowstreet's portfolio management and production processes, including incorporating new research and implementation initiatives. Prior to joining Arrowstreet, Dr. Capeci oversaw PanAgora Asset Management’s quantitative research program and supervised an internal research staff responsible for the development and refinement of PanAgora’s forecasting models.

Ezra Levine, CFA

Portfolio Manager

Mr. Levine has served as a Portfolio Manager for the past 10 years at Arrowstreet. Mr. Levine is responsible for many of the functions associated with the day-to-day implementation of the firm's investment strategies. Prior to joining Arrowstreet, Mr. Levine was responsible for the daily management and implementation of PanAgora Asser Management’s global strategies, including International Equities, Emerging Market Equities and Global Asset Allocation.

George Pararas-Carayannis, CFA

Portfolio Manager

Mr. Pararas-Carayannis has served as a Portfolio Manager for the past 8 years at Arrowstreet. Mr. Pararas-Carayannis is responsible for many of the functions associated with the day-to-day implementation of the firm's investment strategies. Prior to joining Arrowstreet, Mr. Pararas-Carayannis worked at Putnam Investments as an analyst supporting derivative and fixed income securities within the Investment Data Group. He was responsible for maintaining analytics for various complex financial instruments including futures, swaps, options, bonds, and mortgage/asset-backed securities.

Jim Thames, CFA

Portfolio Manager

Mr. Thames has served as a Portfolio Manager for the past 10 years at Arrowstreet. Mr. Thames is responsible for many of the functions associated with the day-to-day implementation of the firm's investment strategies. Prior to joining Arrowstreet, Mr. Thames was a Senior Equity Research Analyst at the Frank Russell Company. Mr. Thames was responsible for evaluating and recommending stock selection strategies to Frank Russell clients and focused primarily on strategies utilizing quantitative tools and techniques for implementation purposes.

Michael Zervas, CFA

Portfolio Manager

Mr. Zervas served as a consultant to FactSet Research Systems prior to joining Arrowstreet in 2004 and has since served as a Portfolio Manager. Mr. Zervas is responsible for many functions associated with the day-to-day implementation of the firm’s investment strategies. At FactSet Research Systems, Mr. Zervas facilitated the sales process through product demonstrations and project work for current and prospective clients.

Tuomo Vuolteenaho, Ph.D.

Co-Head of Research

Dr. Vuolteenaho has served as Co-Head of Research since joining Arrowstreet in 2005. Dr. Vuolteenaho is primarily responsible for Arrowstreet’s research agenda, focusing on new signals and strategies based on both academic public-domain and proprietary quantitative research. Dr. Vuolteenaho holds a seat on the firm’s Investment Committee.  For several years, prior to joining Arrowstreet, Dr. Vuolteenaho held a position as an Associate Professor of Economics at Harvard University while simultaneously serving as a Faculty Research Fellow at the National Bureau of Economic Research.

Dunham Small Cap Value Fund

Denver Investments located at Seventeenth Street Plaza, 1225 17th Street, 26th Floor, Denver CO 80202, a Colorado limited liability company, serves as the sub-adviser to the Dunham Small Cap Value Fund.  Denver Investments offers investment advisory services to individuals and institutional investors and had approximately $[7.0] billion in assets under management as of December 31, 2009.

Security selection for the Dunham Small Cap Value Fund is made by a team that consists of portfolio managers and analysts.  The members of the Denver Investments team who are jointly and primarily responsible for the day-to-day management of the Dunham Small Cap Value Fund are Kris B. Herrick, CFA and Troy Dayton, CFA.  The members of the Denver Investments Portfolio Management Team are further supported by investment personnel under their direct supervision.

Kris B. Herrick, CFA

Partner, Director of Value Research.

Mr. Herrick has been a Director of Value Research at Denver Investments since November 2000.

Troy Dayton, CFA

Partner, Portfolio Manager/Research Analyst.

Mr. Dayton has been a portfolio manager and analyst with Denver Investments since May 2002.

Dunham Large Cap Growth Fund

Rigel Capital, LLC (“RC”), located at 3930 Two Union Square, 601 Union Street, Seattle, WA  98101, a Delaware Limited Liability Corporation founded in 1998, serves as the sub-adviser to the Dunham Large Cap Growth Fund.  RC manages equity investments, primarily for high net worth individuals, pension and profit sharing plans, banks, other institutional investors, hedge funds and mutual funds.  RC had approximately $[1.2] billion in assets under management as of December 31, 2009.

Security selection for the Dunham Large Cap Growth Fund is made by a team that consists of portfolio managers and analysts.  The portfolio managers of the RC team who are primarily responsible for the day-to-day management of the Dunham Large Cap Growth Fund are Richard Stice and Rafael A. Villagran.

Richard N. Stice

Vice President

Mr. Stice leads the Large Cap Growth team at RC.  Mr. Stice is a Vice President and is responsible for quantitative and fundamental research and analytics as part of the Portfolio Management Team. From 2005 to 2007, he was senior associate director of equity research at Standard & Poor’s focusing on the Technology sector.

Rafael A. Villagran

Chief Investment Officer

Mr. Villagran re-joined the sub-adviser in September 2009.  From [___ ____] to [__ __] he was CEO and CIO of Genesia Capital Advisors, LLC.  Prior to forming Genesia Capital Advisors, LLC he was Executive Vice President of the sub-adviser from 2002 to 2007.

Dunham Small Cap Growth Fund

Pier Capital, LLC (“Pier Capital”), 263 Tresser Blvd., 10th Floor, Stamford, Connecticut, 06901, established in 1987, serves as the sub-adviser to the Dunham Small Cap Growth Fund.  Pier Capital specializes in managing small and cap growth equity portfolios for institutional clients.  Pier Capital, formerly known as SEB Asset Management America Inc. (SEB), had $[505] million in assets under management as of December 31, 2009.

Stock selection for the Dunham Small Cap Growth Fund is made by a team that consists of portfolio managers and analysts. The member of the team who is primarily responsible for the day-to-day management of the Dunham Small Cap Growth Fund is Jan. E. Parsons.

Jan E. Parsons

Partner, Chief Investment Officer

Mr. Parsons has been with Pier Capital, formerly SEB, since 1987 as the Chief Equity Investment Officer.

Dunham Emerging Markets Stock Fund

Marvin & Palmer Associates, Inc, 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, serves as the sub-adviser to the Dunham Emerging Markets Stock Fund.  It is a privately owned company specializing in global asset management for institutions, including investment companies.  Founded in 1986, the sub-adviser had approximately $[5.7] billion in assets under management as of December 31, 2009.

Stock selection for the Dunham Emerging Markets Stock Fund is made by a team of portfolio managers. The member of the team who is primarily responsible for the day-to-day management of the Dunham Small Cap Growth Fund is David L. Schaen.

David L. Schaen

President, Portfolio Manager-Principal

Mr. Schaen focuses on equity investments in Europe and the Pacific and is a member of the sub-adviser's Management Committee. He is also the sub-adviser’s Emerging Markets Equities Portfolio Coordinator among the sub-adviser's staff of ten portfolio managers.  Before becoming a Portfolio Manager in 1996, he was an International Analyst with the firm for one and one-half years and Head Trader for three years. Prior to joining the firm in 1991, he was Head Trader and Investment Officer at the Bank of Delaware. Mr. Schaen earned his M.B.A. from Widener University and B.A. from the University of Delaware.

HOW SHARES ARE PRICED

Each Fund’s net asset value (“NAV”) for each class of shares is calculated on each day that the New York Stock Exchange is open.  The NAV is the value of a single share of a Fund.  The NAV is calculated for each Fund at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time.  The NAV is determined by subtracting the total of a Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding.  The value of a Fund’s total assets is generally based on the market value of the securities that the Fund holds.  Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Certain short-term securities are valued on the basis of amortized cost. If market values are not available, the Adviser will determine the fair value of securities using procedures that the Board of Trustees has approved.  The Adviser also may fair value securities whose values may be materially affected by events occurring after the closing of a foreign market but before the close of business of the New York Stock Exchange.  In some cases, particularly with thinly traded securities like small cap stocks and junk bonds, the adviser may determine that a price is stale.  In those circumstances where a security’s price is not considered to be market indicative, the security’s valuation may differ from an available market quotation.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of a Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund.  In computing the NAV of each Fund, a Fund will value any foreign securities held at the closing price on the exchange on which they are traded or if the close of the foreign exchange occurs after 4:00 p.m. Eastern time, a snapshot price will be used.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at the London market close.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Trustees.

HOW TO PURCHASE SHARES

[ANTI-MONEY LAUNDERING AND CUSTOMER IDENTIFICATION PROGRAMS

The USA Patriot Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government-issued documentation certifying the existence of the person, business or enterprise.]

Types of Accounts

You may buy shares of a Fund at the Fund’s NAV, next determined after you place your order.  If you are making an initial investment in the Funds, you will need to open an account.  You may establish the following types of accounts:  Individual or Joint Ownership, Custodial, Trust, Corporation, Partnerships or Other Legal Entities.

•

Individual or Joint Ownership.  One person owns an individual account while two or more people own a joint account.  We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners.  However, we will require each owner’s medallion signature guarantee for any transaction requiring a medallion signature guarantee.

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Custodial Accounts.  A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

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Trust.  A trust can open an account.  You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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Business Accounts.  Corporations, partnerships and other legal entities also may open an account.  A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

Tax-Deferred Accounts

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans also may be tax deductible.  The types of tax-deferred accounts that may be opened are described below.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

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Investing for Your Retirement. If you are eligible, you may set up your account under an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan.  Your financial consultant can help you determine if you are eligible.  Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying spouse.

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Traditional and Roth IRAs. Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,000 or 100% of compensation in 2008.  In addition, IRA holders’ age 50 or older may contribute $1,000 a year more than these limits in 2008.

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Simplified Employee Pension Plan (SEP). This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s).  A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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Profit Sharing or Money Purchase Pension Plan. These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

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Coverdell Education Savings Account. This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18.  Contributions are also allowed on behalf of children with special needs beyond age 18.  Distributions are generally subject to income tax if not used for qualified education expenses.

Choosing a Class

If you are making your initial investment in the Funds, you must select a class of shares. The Funds offers Class A, Class C shares and Class N shares.  Each class represents an interest in the same portfolio of securities and each has the same rights with one exception. Pursuant to the 1940 Act, you will have exclusive voting rights with respect to the Distribution Plan and Agreement pursuant to Rule 12b-1, if any, for the class you choose.

Different share classes allow you to choose the class that will be most beneficial to you.  When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares and to what extent such difference may be offset by the lower ongoing expenses on Class A shares.  You should also consider whether your investment in a Fund meets the minimum for Class N shares, which have no front-end sales change and no 12b-1 fees.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds' expenses over time in the Fees and Expenses section for each Fund in this Prospectus. Your financial consultant can assist you in determining which class is best for you. Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully.

Shares may only be purchased on days the Funds are open for business.  Each Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading.

Class A Shares: Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Dunham Monthly Distribution Fund, Dunham Appreciation & Income Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham International Stock Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Small Cap Growth Fund and Dunham Emerging Markets Stock Fund, at net asset value with the following front end sales charges (“FESC”) based on the amount of purchase:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.25%
$50,000 but less $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	None	None	None

The following sales charges apply to your purchases of Class A shares of the Dunham Corporate/Government Bond Fund and Dunham High Yield Bond Fund at net asset value with the following FESC based on the amount of purchase:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	4.50%	4.71%	4.00%
$50,000 but less $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	None	None	None

How to Reduce Your Sales Charge for Class A Shares

You may be eligible to purchase Class A Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment.  Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge.

Rights of accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A Shares, you may combine the value of your new purchases of Class A Shares with the value of any other Class A Shares of the Dunham Funds that you already own. In other words, the applicable initial sales charge for the new purchase is based on the total of your current purchase plus the current value of all other Class A Shares of the Dunham Funds that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Fund shares held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

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Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer’s brokerage account or with a bank, an insurance company separate account or an investment adviser);

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Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example a 401(k) plan) but not including employer sponsored IRAs;

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A Shares of the Fund, with a minimum of $50,000, during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A shares.  If you have redeemed Class A Shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A Shares of the Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

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Current and retired directors and officers of the Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.

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Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

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Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.

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Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

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Clients of registered investment advisers that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

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Institutional investors (which may include bank trust departments and registered investment advisers).

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Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

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Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

An employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge.

Sales Charge Exceptions

You will not pay initial sales charges on Class A Shares purchased by reinvesting dividends and distributions.

Promotional Incentives on Dealer Commissions

The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Other Sales Charge Exceptions and Contingent Deferred Sales Charge

The distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, ..50% on amounts over $3 million but less than $5 million, .25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to CDSC on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on those shares redeemed.

Class C Shares: Class C shares of the Funds are sold at NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the respective Fund.  Class C shares pay up to 0.75% to 1.00% (as described above in Fees and Expenses of the Fund for each Fund) on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.  Each Fund is front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell Class C shares of the Funds.

Class N Shares: Class N shares of the Funds are sold at NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the respective Fund. Class N shares are front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell Class N shares of the Funds.

Purchasing Shares

Class A and Class C Shares

	TO OPEN AN ACCOUNT	TO ADD TO AN EXISTING ACCOUNT
By Telephone

You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected “Telephone Privileges” on a Fund, you may call that Fund (toll-free) at:

1-888-3DUNHAM (338-6426) to request an exchange into another Fund. (Note: For security reasons, requests by telephone will be recorded.)

See “Exchanging Shares.”

If you have elected “Telephone Privileges” by completing the applicable section of the Account Application Form, call the Fund (toll-free) at:

1-888-3DUNHAM (338-6426) to place your order.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail

Make your check payable to “Dunham Funds.” Forward the check and your application to the address below.  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Fill out the investment stub from an account statement, or indicate the Fund name and your account number on your check.  Make your check payable to “Dunham Funds.” Forward the check and stub to the address below:

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Wire

If you wish to wire money to make an investment in the Fund, please call the Fund at 1-888-3DUNHAM (338-6426) for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Notify the Fund of an incoming wire by calling (toll-free) 1-888-3DUNHAM (338-6426) and to receive wiring instructions

Neither the Funds nor its agent is responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

Automatic Investment Plan

Open a Fund account using one of the previous methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-888-3DUNHAM (338-6426).

Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.

Through Your Financial Intermediary	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.

Class N Shares

Class N shares are available either through an asset allocation program offered through the Adviser or through fee-based or advisory programs available through brokerage platforms under contractual arrangements with the adviser.  Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders through the distributor. Each Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading.

Financial institutions and intermediaries may charge a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or intermediary.

Make your check payable to “Dunham Trust Company FBO Dunham Funds N shares/account name/title and account number” and send to the address below.

By Regular Mail or Overnight Delivery:

Dunham Trust Company

1 East Liberty St., 6th Floor

Reno, NV 89504

The Funds do not accept cash, money orders, third-party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Funds may also be sent via wire or by Automated Clearing House “ACH” member banks.  Notify the Fund of an incoming wire or request an ACH transaction by calling 1-888-3DUNHAM and to receive wiring instructions.

Neither the Funds nor their agents are responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

HOW TO REDEEM SHARES

You have the right to sell (“redeem”) all or any part of your shares.  Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

Class A and Class C shares: Methods of Redemption

Method of Redemption	Redemption Procedures
By Telephone

You may authorize redemption of some or all shares in your account with the Funds by telephoning the Funds at 1-888-3DUNHAM (338-6426) between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open.

You will NOT be eligible to use the telephone redemption service if you:

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have declined or canceled your telephone investment privilege;

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wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;

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must provide supporting legal documents such as a medallion signature guarantee for redemption requests by corporations, trusts and partnerships; or

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wish to redeem from a retirement account.

By Mail

If you are redeeming shares, you may send your

redemption request to

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

You must include the following information in your written request:

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a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

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other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

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a medallion signature guarantee, if necessary.

Request in “Good Order”

For our mutual protection, all redemption requests must include:

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your account number

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the Fund which you are redeeming from

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the dollar or share amount of the transaction

•

for mail requests, signatures of all owners EXACTLY as registered on the account and medallion signature guarantees, if required (medallion signature guarantees can be obtained at most banks, credit unions, and licensed securities brokers)

•

any supporting legal documentation that may be required

Your redemption request will be processed at the next determined share price (NAV) after we have received all required information.

By Systematic Withdrawal Plan

The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $100 per period.  Note that this plan my deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.
IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

If you invest through a third party (rather than directly with the Adviser), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Third parties may receive payments from the Adviser in connection with their offering of Fund shares to their customers, or for other services.  The receipt of such payments could create an incentive for the third party to offer the Fund instead of other mutual funds where such payments are not received.  Please consult a representative of your plan or financial institution for further information.

Class N shares: Methods of Redemption

You have the right to sell (“redeem”) all or any part of your shares by following the procedures established when you opened your account (see your account agreement).  You may sell your Fund shares through your financial institution or intermediary or by contacting the Funds at 1-888-3DUNHAM (338-6426) between 8:30 a.m. and 4:00 p.m. Eastern Time on any day the Funds are open.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

Class A and Class C shares: Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after a Fund or its agents receive your request in Good Order.  “Good Order” means your letter of instruction includes:

•

The name of the Fund

•

The number of shares or the dollar amount of shares to be redeemed

•

Signatures of all registered shareholders exactly as the shares are registered

•

The account number

Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.  You may receive the proceeds in one of three ways:

1.

We can mail a check to your account’s address.  Normally, you will receive your proceeds within seven days after the Fund receives your request in Good Order, however your request may take up to seven days to be processed if making immediate payment would adversely affect the Fund. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2.

We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized shareholder bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3.

For a $15 fee, which will be deducted from your redemption proceed; we can transmit the proceeds by wire to a pre-authorized shareholder bank account.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

The Fund’s transfer agent will send redemption proceeds by wire or EFT only to the bank and account designated for the benefit of the shareholder of record or in written instructions (with signatures guaranteed) subsequently received by the transfer agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Class N shares: Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after a Fund or its agents receive your request in Good Order.

Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

The Fund will send redemption proceeds by check, wire or EFT only to the address of record or to the bank and account designated for the benefit of the shareholder of record or in written instructions (with signatures guaranteed) subsequently received, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Medallion Signature Guarantees: Class A and Class C shares

A medallion signature guarantee of each owner is required to redeem shares in the following situations:

•

If you change ownership on your account

•

When you want the redemption proceeds sent to a different address than that registered on the account

•

Any redemption transmitted by federal wire transfer or EFT to a bank other than your bank of record

•

If a change of address request has been received by the transfer agent within the last 15 days

•

For all redemptions of $50,000 or more from any shareholder account

Medallion Signature Guarantees: Class N shares

At the discretion of the adviser a medallion signature guarantee may be required to redeem shares from an account. In order to avoid delays in processing a redemption, you should call the Fund (toll-free) at 1-800-442-4358 before making the redemption request.

A medallion signature guarantee assures that a signature is genuine.  The medallion signature guarantee protects shareholders from unauthorized account transfers.  The following institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of national securities exchanges.  Call your financial institution to see if they have the ability to guarantee a signature.  A notary public cannot provide a medallion signature guarantee.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) before making the redemption request to determine what additional documents are required.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-888-3DUNHAM (338-6426) before making your request to determine what additional documents are required.

General Transaction Policies

The Funds reserve the right to:

•

Vary or waive any minimum investment requirement.

•

Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•

Reject or cancel any purchase or exchange request (but not a redemption request in Good Order) for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

•

Redeem all shares in your account if your balance falls below the Fund’s minimum. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.  The adviser may convert Class N shares to Class A shares if Class N share balances are not increased to the Fund's minimum after 60 days written request.

•

Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

•

Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•

Modify or terminate the exchange privilege after 60 days written notice to shareholders.

•

Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

•

Reject any purchase, redemption or exchange request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, the Funds’ transfer agent will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor.  The Funds’ transfer agent may request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds’ transfer agent immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call the Fund (toll-free) at 1-888-3DUNHAM (338-6426) for instructions.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the Funds or the Funds’ transfer agent has incurred.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you also may mail the request to the Funds at the address listed under “Methods of Buying.”

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker/dealer or other financial organization for details.

HOW TO EXCHANGE SHARES

Exchange Privilege

Shares of a Fund may be exchanged without payment of any exchange fee for shares of another Fund of the same Class at their respective net asset values.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange.  The exchange privilege is available to shareholders residing in any state in which Fund shares being acquired may be legally sold.

The Funds’ adviser reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Funds’ transfer agent or distributor will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine.  Calls may be recorded.  If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.  For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine.  If this occurs, we will not be liable for any loss.  The distributor and the transfer agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Class N Only Money Market Exchanges

You may exchange all or a portion of your shares in a Fund for shares of the Treasury Obligations Portfolio-Investor Class (the “Money Market Fund”) at their relative net asset values and you also may exchange back into a Fund without incurring any charges or fees.  Exchanges into the Money Market Fund are subject to the minimum purchase and redemption amounts set forth in the section entitled “Minimum Investments” of this Prospectus.  Before exchanging into the Money Market Fund, please read the Money Market Fund Prospectus carefully, which may be obtained by calling 1-800-442-4358.  The Money Market Fund is not affiliated with the Adviser or the Funds.

When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or purchase.  When you exchange a partial balance out of the Money Market Fund, your proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange.  When exchanging your entire balance from the Money Market Fund, accrued income is automatically exchanged into the Fund you are exchanging into along with your principal.

Limitations on Exchanges

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders.  Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers.”  Market timers are investors who repeatedly make exchanges within a short period of time.  The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege more than six times during any twelve month period, or, in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders.  In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Funds’ net income and capital gains on its investments.  Each Fund passes substantially all of its earnings along to its investors as distributions.  When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  A Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

•

Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

•

Short-term capital gains are realized on securities held less than one year and are part of your dividends.

Generally, the Funds distribute dividends and capital gains annually, if any.  These distributions will typically be declared in November or December and paid in November or December.  The IRS requires you to report these amounts on your income tax return for the year declared.

Dividends attributable to the net investment income of the Dunham Corporate/Government Bond Fund and Dunham High-Yield Bond Fund will be declared monthly and paid monthly.  The Dunham Monthly Distribution Fund will make monthly distributions.  Please refer to the sub-heading "Distribution Policy and Goals" under the section heading "Additional Information About Principal Investment Strategies and Related Risk" above for a detailed description of the Fund's distribution policy and tax consequences.

You will receive distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-888-3DUNHAM (338-6426) for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Federal Tax Considerations

Your investment will have tax consequences that you should consider.  The following tax information in the Prospectus is provided as general information. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.  Unless your investment in the Funds is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell Fund shares, including an exchange to another Fund. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Funds and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Funds may be subject to state, local and foreign taxes.

Taxes on Distributions: You will generally be subject to federal income tax and possibly state taxes on all Fund distributions.  Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund.  Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains.  Other distributions, including short-term capital gains, will be taxed as ordinary income unless the payment is a return of capital.  With respect to the Dunham Monthly Distribution Fund, pursuant to its distribution policy, the Fund may make distributions that are treated as a return of capital.  Return of capital is the portion of a distribution that is the return of your original investment dollars in the Fund.  A return of capital is not taxable to a shareholder unless it exceeds a shareholder's tax basis in the shares.  Returns of capital reduce a shareholder's tax cost (or "tax basis").  Once a shareholder's tax basis is reduced to zero, any further return of capital would be taxable.  The Fund will provide disclosures, with each monthly distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital.  At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes.  All Dunham Funds will send detailed tax information to shareholders about the amount and type of distributions by January 31st for the prior calendar year.

Under current law, certain income distributions paid by the Funds to individual taxpayers may be taxed at rates equal to those applicable to net long-term capital gains (generally, 15%, for individuals). This tax treatment applies only if certain holding period and other requirements are satisfied by the shareholder of such Fund with respect to its shares of the Fund, and the dividends are attributable to qualified dividends received by the Fund itself. For this purpose, “qualified dividends” means dividends received by a Fund from certain United States corporations and certain qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations.

Taxes on Sales or Exchanges:  If you redeem your shares of a Fund, or exchange them for shares of another Fund, you will be subject to tax on any taxable gain.  Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

“Buying a Dividend”: Unless your investment is in a tax-deferred account, you may want to avoid investing in a Fund close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Backup Withholding:  By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•

Provide your correct social security or taxpayer identification number,

•

Certify that this number is correct

•

Certify that you are not subject to backup withholding, and

•

Certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments and increase brokerage and administrative costs. A Fund may reject purchase orders or temporarily or permanently revoke exchange privileges if there is reason to believe that an investor is engaging in market timing activities.

An investor’s exchange privilege or right to purchase additional shares may be revoked if the redemption or exchange activity is considered excessive.  A Fund may accept redemptions and exchanges in excess of the above guidelines if it believes that granting such exceptions is in the best interest of the Fund and the redemption or exchange is not part of a market timing strategy.

It is a violation of policy for an officer or Trustee of the Trust to knowingly facilitate a mutual fund purchase, redemption or exchange where the shareholder executing the transaction is engaged in any activity which violates the terms of the Funds’ Prospectus or SAI, and/or is considered not to be in the best interests of the Fund or its other shareholders.

Each Fund will apply these policies and procedures uniformly to all Fund shareholders. Although each Fund intends to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for a Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. Brokers maintaining omnibus accounts with each Fund have agreed to provide shareholder transaction information, to the extent known to the broker, to each Fund upon request.  If a Fund becomes aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity.  In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or shareholders or if the Fund thinks trading is abusive.

We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interest of Fund shareholders, or to comply with state or Federal requirements.

DISTRIBUTION OF SHARES

Distributor: In addition to serving as Adviser to the Funds, Dunham & Associates Investment Counsel, Inc. serves as distributor of the shares of the Funds.  Dunham & Associates Investment Counsel, Inc. is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Funds are offered on a continuous basis.

Distribution Fees: With respect to each Fund’s Class A shares and Class C shares, the Board of Trustees of the Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act.  The Class A Plan provides that each Fund will pay the distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Funds for shareholder services. The Class C Plan provides that each Fund will pay the distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Funds, except for Dunham Corporate/Government Bond Fund and Dunham High-Yield Bond Fund which pay 0.50%.  In addition, up to 0.25% of average daily net assets attributable to Class C shares of the Funds may be paid to the distributor or other entities for shareholder services.  The fee is treated by each Fund as an expense in the year it is accrued.  Because these fees are paid out of each Fund’s assets attributable to that Class of shares on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional amounts paid under the Plan are paid to the distributor or other entities for services provided and the expenses borne by the distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Class A or Class C shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

HOUSEHOLDING

To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at [1-888-3DUNHAM (338-6426)] between the hours of [8:30 a.m. and 7:00 p.m.] Eastern time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund's operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  This information for the Funds has been derived from the financial statements audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Funds’ financial statements, are included in the Funds' October 31, 2009 annual report, which is available upon request.  For Dunham Monthly Distribution Fund, its Predecessor Fund effected a 1-for-10 reverse stock split on February 18, 2005.  The per share data has been retroactively restated to reflect the split, and the Predecessor Fund’s fiscal year-end changed from February 28 to December 31, effective December 31, 2005.  The information for the fiscal periods prior to October 31, 2008 has been audited by different auditors.

[FINANCIAL HIGHLIGHTS TO BE SUPPLIED BY SUBSEQUENT AMENDMENT]

NOTICE OF PRIVACY POLICY & PRACTICES

PRIVACY POLICY

Privacy Statement

The Funds recognize and respect the privacy of each of their investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral electronic or telephonic communications, and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This Privacy Statement does not constitute part of the Prospectus.

WHERE TO GO FOR MORE INFORMATION

You may obtain the following and other information regarding the Funds free of charge:

Statement of Additional Information

The Statement of Additional Information (“SAI”) of the Funds provides more details about the Funds’ policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus (i.e., legally made a part of this Prospectus).

Annual and Semi-Annual Report

The annual and semi-annual reports for the Funds provide the most recent financial reports and a discussion of portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the last fiscal year.

To receive any of these documents or additional copies of the Prospectus of the Funds or to request additional information about the Funds, please contact us.

By Telephone:

1-888-3DUNHAM (338-6426)

By Mail:

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Website:

www.dunham.com

Through the SEC:

You may review and obtain copies of the Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Adviser Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191	Fund Administrator Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, NY 11788	Distributor Dunham & Associates Investment Counsel, Inc. P.O. Box 910309 San Diego, CA 92191	Fund Counsel Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202

Transfer Agent Gemini Fund Services, LLC 4020 South 147th Street Omaha, NE 68137	Custodian Citibank, N.A. One Samson Street, 25th Floor. San Francisco, CA 94104	Auditors Briggs, Bunting & Dougherty, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103

Investment Company Act File Number 811-22153

DUNHAM FUNDS

STATEMENT OF ADDITIONAL INFORMATION

[               ], 2010

Dunham Corporate/Government Bond Fund
Dunham High-Yield Bond Fund
Dunham Monthly Distribution Fund
Dunham Appreciation & Income Fund
Dunham Large Cap Value Fund
Dunham Real Estate Stock Fund
Dunham International Stock Fund
Dunham Small Cap Value Fund
Dunham Large Cap Growth Fund
Dunham Small Cap Growth Fund
Dunham Emerging Markets Stock Fund

(each a “Fund” and collectively the “Funds”)

This Statement of Additional Information (“SAI”) is not a Prospectus. Investors should understand that this Statement of Additional Information should be read in conjunction with the Funds’ Class A, Class C and Class N Prospectus, dated [        ], 2010.

To obtain a free copy of each Prospectus or an annual report, please call the Funds at 1-888-3DUNHAM (338-6426) or by writing to Dunham Fund, c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite #2, Omaha, NE 68137.

1

TABLE OF CONTENTS

General Information and History

   2

Investment Restrictions

   3

Description of Securities, Other Investment Policies

and Risk Considerations

   5

Disclosure of Portfolio Holdings

 30

Management of the Trust

 31

Principal Holders of Securities

 35

Investment Management and Other Services

 39

Affiliations and Control of the Adviser and Other Service Providers

 45

Administrator

 45

Custodian

 47

Transfer Agent Services

 47

Distribution of Shares

 47

Code of Ethics

 49

Proxy Voting Policies and Procedures

 49

Portfolio Managers

 50

Brokerage Allocation and Other Practices

Determination of Net Asset Value

How to Buy and Sell Shares

Taxes

Organization of the Trust

Independent Registered Public Accounting Firm

Legal Matters

Financial Statements

Appendix A – Ratings

Appendix B – Proxy Voting

For more information on the Dunham Funds, including charges and expenses, call the Funds at the number indicated above for a free prospectus. Read it carefully before you invest or send money.

GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company, commonly known as a “mutual fund,” and sells and redeems shares every day that it is open for business. The Trust was organized as a Delaware business trust by a Declaration of Trust filed November 28, 2007, with the Secretary of State of Delaware, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”).  Each Fund represents a separate series of beneficial interest in the Trust having different investment objectives, investment restrictions, investment programs and investment advisers’ policies.

On March 3, 2008, the Trust completed a tax-free reorganization with the AdvisorOne Funds.  Prior to the reorganization, each Fund (other than the Dunham Monthly Distribution Fund) was a series of the AdvisorOne Funds. On September 29, 2008, the Trust completed a re- organization with the Kelmoore Strategic Trust between the Kelmoore Strategy Fund, the Kelmoore Strategy Eagle Fund, the Kelmoore Strategy Liberty Fund and the Dunham Monthly Distribution Fund.  Information in this Prospectus about the Dunham Monthly Distribution Fund includes information about the Kelmoore Strategy Liberty Fund because the Dunham Monthly Distribution Fund is considered the successor to the Kelmoore Strategy Liberty Fund. In the case of the other Funds, each includes information in this Prospectus about its respective predecessor fund at AdvisorOne Funds. In this prospectus, the Kelmoore Strategy Liberty Fund, and the predecessor AdvisorOne Funds series are each referred to as a “Predecessor Fund.”

This Statement of Additional Information deals solely with the Dunham Corporate/Government Bond Fund, Dunham High-Yield Bond Fund, Dunham Appreciation & Income Fund, Dunham Large Cap Value Fund, Dunham Real Estate Stock Fund, Dunham International Stock Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Small Cap Growth Fund, Dunham Emerging Markets Stock Fund and Dunham Monthly Distribution Fund.  As of the date of this SAI, these are all of the series of the Trust.

The Dunham Real Estate Stock Fund and the Dunham Monthly Distribution Fund are non-diversified funds within the meaning of the 1940 Act. The remaining Funds are diversified funds within the meaning of the 1940 Act.

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever a policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

A Fund’s fundamental investment policies and limitations may be changed only with the consent of a “majority of the outstanding voting securities” of the particular Fund. As used in this Statement of Additional Information, the term “majority of the outstanding voting securities” means the lesser of: (1) 67% of the shares of a Fund present at a meeting where the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental investment policies of that Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS OF THE FUNDS.

A Fund will not:

(1) Purchase securities on margin, except a Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) below and may obtain short-term credits as may be necessary for clearance of transactions.

(2) Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(3) Borrow money for investment purposes in excess of 33-1/3% of the value of its total assets, including any amount borrowed less its liabilities not including any such borrowings. Any borrowings, which come to exceed this amount, will be reduced in accordance with applicable law. Additionally, each Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4) Purchase or sell real estate, or physical commodities, or commodities contracts, except that each Fund may (i) purchase marketable securities issued by companies that own or invest in real estate (including REITs), commodities, or commodities contracts; (ii) purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts; and (iii) enter into financial futures contracts and options thereon. Each Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund’s ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.

(5) Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with each Fund’s investment objective, policies and restrictions.

(6) Make loans, except that each Fund in accordance with that Fund’s investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of that Fund’s total assets.

(7) Make an investment unless 75% of the value of that Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized (this does not apply to the Dunham Real Estate Stock Fund or the Dunham Monthly Distribution Fund, each of which is a non-diversified fund).

(8) The Dunham Real Estate Stock Fund will invest at least 25% of its total assets in the real estate industry.  The remaining Funds will not invest 25% or ore of the value of their respective assets in any one industry or group of industries.

In applying investment limitation (8), each Fund uses the industry groups employed in the North American Industry Classification System (“NAICS”). This limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

A Fund may not:

(1) Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

(2) Invest in other investment companies (including affiliated investment companies) except to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or exemptive relief granted by the Securities and Exchange Commission (“SEC”). Notwithstanding this or any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

(3) Invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

(4) Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. Each Fund may invest without limitation in restricted securities provided such securities are considered to be liquid.  Liquidity determinations are made by the applicable sub-adviser in accordance with policies adopted by the Board of Trustees and such determinations are monitored by the Board of Trustees.  If, through a change in values, net assets or other circumstances, a Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

(5) Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by a Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of such Fund’s total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

(6) Short sell securities, except as permitted by the Prospectus or Statement of Additional Information.

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of instruments in which a Fund may invest, strategies a Fund's Sub- Adviser may employ in pursuit of a Fund’s investment objective and a summary of related risks. A Fund will make only those investments described below that are in accordance with its investment objectives and policies. The Sub- Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Fund achieve its investment objectives.

ADJUSTABLE RATE SECURITIES. Each Fund may invest in adjustable rate securities (i.e., variable rate and floating rate instruments) which are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

BELOW-INVESTMENT-GRADE DEBT SECURITIES. Certain of the Funds may invest in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Sub-Adviser to be of comparable quality. Securities rated less than Baa 3 by Moody’s or BBB - by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody’s, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P’s and Moody’s descriptions of their bond ratings are contained in the Appendix to this SAI.

Ratings of debt securities represent the rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Sub-Adviser continuously monitors the issuers of high yield bonds in the portfolios of the Funds to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments. The achievement of a Fund’s investment objective may be more dependent on the Sub-Adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. A Fund may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features, which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolios. A Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. A Fund may also incur additional expenses to the extent the Fund is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Sub-Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment. Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Sub-Adviser will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security.

CERTIFICATES OF DEPOSIT AND BANKERS’ ACCEPTANCES. The Funds may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COLLATERALIZED MORTGAGE OBLIGATIONS. Certain Funds may invest in collateralized mortgage obligations which are secured by groups of individual mortgages, but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

COMMERCIAL PAPER. Certain Funds may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

INFORMATION ON TIME DEPOSITS AND VARIABLE RATE MASTER NOTES. The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus for each Fund.

The commercial paper obligations which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, a Fund’s Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. A Fund will not invest more than 5% of its total assets in variable rate Master Notes. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

CONVERTIBLE SECURITIES. As specified in the Prospectus, certain of the Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation’s capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security’s value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios’ objectives.

DEALER (OVER-THE-COUNTER) OPTIONS. Each Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

Equity Securities.   Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.  The Funds may invest in initial public offerings ("IPOs") Investing in IPOs entails special risks, including limited operating history of the companies, limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, high portfolio turnover and limited liquidity. The Funds may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds’ interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing the Funds’ net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute “derivatives” transactions. See “Derivatives”, above.

Each of the Equity Funds may invest in issuers domiciled in “emerging markets,” those countries determined by the respective Sub-Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Sub-Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometime defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of the Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments, or pay with the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts, which are converted from the foreign currency to the investor’s currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities, which occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, and Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

FOREIGN FUTURES AND OPTIONS. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.

FUTURES CONTRACTS. Transactions in Futures.  Each Fund may enter into futures contracts, including stock index, interest rate and currency futures (“futures or futures contracts”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Each Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Stock index futures contracts may be used to provide a hedge for a portion of the Fund’s portfolio, as a cash management tool, or as an efficient way for the Sub-Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. A Fund may, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund’s portfolio successfully, the Fund must sell futures contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

Interest rate or currency futures contracts may be used to manage a Fund’s exposure to changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

A Fund will enter into futures contracts, which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks, which differ from those involved in the futures and options described in this Statement of Additional Information.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments or other liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

LIQUIDITY. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions, which would operate to terminate the Fund’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain. Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed under “Special Risks of Transactions in Options on Futures Contracts.” In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

HEDGING RISK. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments, which are the subject of the hedge. The Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund’s underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Sub-Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund’s portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Sub-Adviser believes that over time the value of the Fund’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

WRITING COVERED CALL OPTIONS. Each Fund may write (sell) American or European style “covered” call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund’s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Sub-Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

Each Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the ‘“covered” option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities or currencies on which the Fund holds a covered call position.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing the Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option, which the Fund has written, expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be “pledged” as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Sub-Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING COVERED PUT OPTIONS. Each Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid appropriate securities in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Sub-Adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies, which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

PURCHASING CALL OPTIONS. Each Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences, which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

PURCHASING PUT OPTIONS. Each Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

Each Fund may purchase a put option on an underlying security or currency (a “protective put”) owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Sub-Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to writing or purchasing call and put options on stock index futures, each Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS. The risks described under “Special Risks of Transactions on Futures Contracts” are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

REGULATORY LIMITATIONS. A Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

A Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those portions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered “related options.” This policy may be modified by the Board of Trustees without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

A Fund's use of futures contracts may result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash, U.S. government securities or other appropriate liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian to cover (such as owning an offsetting position) the position, or alternative cover will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or identified accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, each Fund would comply with such new restrictions.

FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE CONTRACTS. Each Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which are Section 1256 contracts and may result in the Fund entering into straddles.

Open Section 1256 contracts at fiscal year end will be considered to have been closed at the end of the Fund’s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an “in-the-money qualified covered call” option will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain “qualified covered call” options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies.

FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Each Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign currency exposure of its portfolio. The Fund’s use of such contracts would include, but not be limited to, the following: First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when the Sub-Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter the Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. Alternatively, where appropriate, a Fund may manage all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Sub-Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Each Fund may enter into forward contracts for any other purpose consistent with the Fund’s investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain, which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ILLIQUID OR RESTRICTED SECURITIES. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Notwithstanding the above, each Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

INSURED BANK OBLIGATIONS. The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $ 25 0,000. A Fund may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $ 25 0,000 per bank; if the principal amount and accrued interest together exceed $ 25 0,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Fund will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund’s policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. A Fund will set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund (except the Dunham Real Estate Stock Fund) limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry (see each Fund’s investment limitations). For purposes of these limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

MATURITY OF DEBT SECURITIES. The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by the Government National Mortgage Association (" GNMA ") are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include the Federal National Mortgage Association (" FNMA ") and the Federal Home Loan Mortgage Corporation (“FHLMC”) .. FNMA is a government-sponsored corporation .. .. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.  On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA or FHLMC.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

RESETS. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

CAPS AND FLOORS. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

OTHER INVESTMENT COMPANIES. The Funds may invest in an underlying portfolio of Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds, which involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

EXCHANGE TRADED FUNDS. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

OPEN-END INVESTMENT COMPANIES. The 1940 Act provides that an underlying fund whose shares are purchased by the Funds will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 10% of a Fund's assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, the Funds may hold securities distributed by an underlying fund until the Manager determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and their Manager. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

CLOSED-END INVESTMENT COMPANIES. The Funds may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the NASDAQ and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the “underlying security”) and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. A Fund will only enter into repurchase agreements where: (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Funds will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Funds is believed to justify the attendant risks. The Funds have adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

SHORT SALES. The Funds may sell securities short as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

STRUCTURED PRODUCTS. Each Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (“structured products”) backed by, or representing interests in, the underlying instruments. The term “structured products” as used herein excludes synthetic convertibles. See “Investment Practices—Synthetic Convertible Securities.” The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.

Each Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the Investment Company Act of 1940. As a result, the Fund’s investments in these structured products may be limited by the restrictions contained in the Investment Company Act of 1940. Structured products are typically sold in private placement transactions, and there currently may not be active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

SWAP AGREEMENTS. Each of the Funds may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements enhance the Fund's total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

SYNTHETIC CONVERTIBLE SECURITIES. The Funds may create a “synthetic” convertible security by combining fixed income securities with the right to acquire equity securities.  In creating a synthetic security, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security.  Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security.  Although synthetic convertible securities may be selected where the two components are issued by a single issuer, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund’s investment objective.  A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately.  For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.  The Convertible Fund’s holdings of synthetic convertible securities are considered convertible securities for purposes of the Fund’s policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security.  Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost.  Because a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

The Funds may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes.  Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks.  Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

WARRANTS. Each Fund may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security, which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES. Each Fund may, from time to time, purchase securities on a “when-issued” or delayed delivery basis. The price for such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will maintain, in a segregated account with the custodian, cash or appropriate liquid securities equal in value to commitments for when-issued securities.

UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association (“GNMA”), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

TEMPORARY DEFENSIVE MEASURES

In response to market, economic, political or other conditions, each Sub-Adviser may temporarily use a different investment strategy for the respective Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund’s assets in cash or cash equivalent securities. This could affect a Fund’s performance and the Fund might not achieve its investment objectives.

PORTFOLIO TURNOVER RATE

Some Funds may engage in a high level of trading in seeking to achieve their investment objectives.  Information regarding each Fund's portfolio turnover rate is available in the Financial Highlights section of the Prospectus.   The portfolio turnover rate for a Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.  A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in the Fund’s portfolio are replaced in a one-year period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption or shares.  A Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

No sooner than thirty days after the end of each month, each Fund will make available a complete schedule of its portfolio holdings as of the last day of the month.  Each Fund files with the SEC a Form N-CSR or a Form N-Q report for the period that includes the date as of which that list of portfolio holdings was current.  Each filing discloses the Fund’s portfolio holdings as of the end of the applicable quarter.

Other than to rating agencies and service providers, as described below, a Fund does not selectively disclose its portfolio holdings to any person.   In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Adviser and Sub-Advisers.  Personnel of the Adviser and Sub-Advisers, including personnel responsible for managing each Fund’s portfolio, may have full daily access to the Fund’s portfolio holdings because that information is necessary in order for the Adviser and Sub-Adviser to provide its management, administrative, and investment services to the Funds.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser’s and each Sub-Adviser’s personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for each Fund.

•

Citibank, N.A. Citibank, N.A. is the custodian for the Dunham Funds; therefore, its personnel and agents have full daily access to each Fund’s portfolio holdings because that information is necessary in order for them to provide the agreed-upon services for each Fund.

•

Briggs, Bunting & Dougherty, LLP.  Briggs, Bunting & Dougherty, LLP is the independent registered public accounting firm for the Dunham Funds; therefore, its personnel and agents receive information regarding each Fund’s portfolio holdings as needed with no time lag in order to provide the agreed upon services for each Fund.

•

Thompson Hine LLP.  Thompson Hine LLP is independent legal counsel to the Trust; therefore, its personnel and agents may receive information regarding each Fund’s portfolio holdings as needed with no time lag to perform the agreed upon services.

•

Rating Agencies.  Morningstar, Lipper and other mutual fund rating agencies may also receive each Fund’s full portfolio holdings, generally monthly on a 30-day lag basis with the understanding that such holdings may be posted or disseminated to the public by the rating agencies at any time.

•

Funds’ Website (www.dunham.com).  The Dunham Funds release quarterly fact sheets which are posted on the Funds’ website and include top ten holdings.  These fact sheets are posted no sooner than ten days after the relevant calendar quarter end.

The Funds' Chief Compliance Officer, or her designee, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available) in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter.  In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT OF THE TRUST

Trustees and Officers

Because Dunham Funds is a Delaware business trust, there are Trustees appointed to oversee the Trust. These Trustees are responsible for overseeing the services provided by the Adviser and the general operations of the Trust. These responsibilities include approving the arrangements with companies that provide necessary services to the Funds, ensuring the Funds’ compliance with applicable securities laws and that dividends and capital gains are distributed to shareholders.  The Trustees oversee each portfolio in the Dunham Funds.  None of the Trustees or Officers holds public directorships.  The Trustees have appointed officers to provide many of the functions necessary for day-to-day operations.

MANAGEMENT TABLE

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is considered an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name.   Unless otherwise noted, the address of each Trustee and Officer is 10251 Vista Sorrento Parkway, Suite 200 San Diego, CA 92121

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served ^	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee	Other Directorships
Non-Interested Trustees
Timothy M. Considine 1501 Fifth Ave., Ste. 400, San Diego, CA 92101 Age: 69	Trustee	Since January 2008	Accountant, Considine & Considine (certified public accountant), 1960- present.	11	HomeFed Corp., 1992-present
Henry R. Goldstein 3403 S. Race St. Englewood, CO 80113 Age: 79	Trustee	Since January 2008	Independent Contractor, RBC Daniels (financial services company for telecom industry), 2007-present; Managing Director, Daniels & Associates (financial services company for telecom industry), 1998- 2006.	11	None
Paul A. Rosinack c/o Gemini Fund Services, LLC, 4020 South 147th Street, Suite #2, Omaha, NE 68137 Age: 63	Trustee	Since January 2008	President/ Chief Executive Officer / Director, Qualigen, Inc., (manufacturer of medical products and equipment) 2003- present; Consultant, Self-employed (strategic planning, operational efficiencies, corporate partnerships for human, animal health and biotech industries) 1/2003-1/2004.	11	None
Interested Trustees and Officers
Jeffrey A. Dunham 10251 Vista Sorrento Parkway, Ste. 200, San Diego, CA 92121 Age: 48	Trustee, Chairman of Board, President & Principal Executive Officer	1 Year / Since January 2008	Chief Executive Officer, Dunham & Associates Investment Counsel, Inc., (investment advisory firm), 1985-present; Chief Executive Officer, Dunham & Associates Holdings, Inc. (holding company), 1985-present; Chief Executive Officer, Dunham & Associates Securities, Inc. (registered investment advisor, broker-dealer and distributor for mutual funds), 1985-present; Chief Executive Officer, Asset Managers, Inc. (general partner for various limited partners), 1985-present Chairman and Chief Executive Officer, Dunham Trust Company, 1985-present.	11	None
Denise S. Iverson 10251 Vista Sorrento Parkway, Ste. 200, San Diego, CA 92121 Age: 50	Treasurer & Principal Financial Officer	1 Year / Since January 2008

Chief Financial Officer, Dunham & Associates Investment Counsel, Inc. (broker-dealer, registered investment adviser), 1999-present; Chief Financial Officer, Dunham & Associates Holdings, Inc. (holding company), 1999-present; Chief Financial Officer, Dunham & Associates Securities, Inc. (registered investment advisor, broker-dealer and distributor for mutual funds), 1999-present; Chief Financial Officer, Asset Managers, Inc. (general partner for various limited partners), 1999-present; Chief Financial Officer and Director, Dunham Trust Company, 1999-present.

				N/A	N/A
Hilarey M. Findeisen 10251 Vista Sorrento Parkway, Ste. 200, San Diego, CA 92121 Age: 39	Secretary	1 Year / Since January 2008	Director of Operations, Dunham & Associates Investment Counsel, Inc. (broker-dealer, registered investment adviser), 1994- to present.	N/A	N/A
Michael J. Wagner 450 Wireless Blvd. Hauppauge, NY 11788 Age: 59	Chief Compliance Officer	1 Year/ Since January 2008

President, Northern Lights Compliance Services, LLC, 2006-present;  Compliance Services Officer, Northstar Financial Services, LLC, 2006-January 2008; Chief Operating Officer , Northern Lights  Compliance Services, LLC, 2004–2006; President and Manager, Gemini Fund Services, LLC, 2004-2006; Director of Constellation Trust Company, 2004-2009.

				N/A	N/A
Tamara Beth Wendoll Age: 39	Assistant Secretary	Since December 2008

Chief Operating Officer, Dunham & Associates Investment Counsel, Inc. (broker-dealer, registered investment adviser), 2008- present; Senior Executive Vice President, and Director of Marketing and Operations, Kelmoore Investment  Company, Inc., 1999-2007.

				N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer	1 Year / Since January 2008	Vice President (2004- present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
James Kearny 10251 Vista Sorrento Parkway, Ste. 200, San Diego, CA 92121 Age: 51	Assistant Chief Compliance Officer	1 Year / Since January 2008

Chief Compliance Officer, Dunham  & Associates Investment Counsel, Inc. (broker-dealer, registered investment adviser), 2006-present; Head of Advisory Compliance, ING/FNIC (broker-dealer, registered investment adviser), 2005-2006; Director of Compliance, TBG Financial (broker-dealer, non-qualified corporate-owned life insurance) 2003-2004;  Chief Operating Officer and Chief Compliance Officer, Canterbury Capital (broker-dealer, registered investment adviser), 1998-2003.

				N/A	N/A

^ Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified.  Officers of the Trust are elected annually.

The Board of Trustees has an Audit Committee and a Nominating Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Funds’ financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of each Fund’s accounting and financial reporting policies and practices and internal controls. The Board has adopted a written charter for the Audit Committee. The Nominating Committee reviews and nominates candidates to serve as non-interested Trustees. The Nominating Committee generally will not consider nominees recommended by shareholders of a Fund.

COMPENSATION OF TRUSTEES

The Trust pays each Trustee of the Trust who is not an interested person an fee of $2,500 for each board meeting attended in person; $500 for all telephonic board meetings . The cost is allocated among the Funds in accordance with a formula that takes into account the Advisers involved and the overall asset size of each affected Fund. Committee meetings occurring on the same day as a Board meeting will not be compensated. Stand-alone Committee meetings will be compensated at the rate of $500 total for in-person meetings and $250 total for telephone meetings.  The Trust also reimburses each Trustee for travel and other expenses incurred in attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust.

The following table sets forth information regarding the aggregate compensation received by the Independent Trustees from the Trust for the year ending October 31, 2009.

COMPENSATION TABLE

[section to be updated]

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Estimated Accrued as Part of Trust Expense	Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid To Trustees
Timothy M. Considine	$	N/A	N/A	$
Henry R. Goldstein	$	N/A	N/A	$
Paul A. Rosinack	$0	N/A	N/A	$

The Trustees serve on the Board for terms of indefinite duration.  A Trustee’s position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

Share Ownership. Information relating to share ownership by each Trustee of the Trust as of December 31, 2009 is set forth in the chart below:

Trustees	Aggregate Dollar Range of Equity In The Trust	Aggregate Dollar Range of Securities In All Registered Funds Overseen by Trustee In Dunham Funds
Interested Trustee:
Jeffrey A. Dunham	[Over $100,000]	[Over $100,000]
Non-Interested Trustees:
Timothy M. Considine	[None]	[None]
Henry R. Goldstein	[Over $100,000]	[Over $100,000]
Paul A. Rosinack	[Over $100,000]	[Over $100,000]

PRINCIPAL HOLDERS OF SECURITIES

As of February [   ], 2010, there were the following shareholders were beneficial owners of 5% or more of the outstanding shares of the Funds:

Dunham Trust Company 730 Sandhill Road, Suite 310 Reno, NV 89521	Holds the following percentages:
Dunham Corporate/Government Bond- Class N
Dunham Corporate/Government Bond- Class C
Dunham High Yield Bond Fund- Class N
Dunham High Yield Bond Fund- Class C
Dunham Appreciation & Income Fund- Class N
Dunham Monthly Distribution Fund- Class N
Dunham Appreciation & Income Fund- Class C
Dunham Large Cap Value Fund- Class N
Dunham Large Cap Value Fund- Class C
Dunham Real Estate Stock Fund- Class N
Dunham Real Estate Stock Fund- Class C
Dunham International Stock Fund- Class C
Dunham International Stock Fund- Class N
Dunham Small Cap Value Fund- Class N
Dunham Small Cap Value Fund- Class C
Dunham Large Cap Growth Fund- Class N
Dunham Large Cap Growth Fund- Class C
Dunham Small Cap Growth Fund- Class C
Dunham Small Cap Growth Fund- Class N
Dunham Emerging Markets Stock Fund- Class N
Dunham Emerging Markets Stock Fund- Class C

FUND	CLASS	% SHARES
Dunham Appreciation and Income Fund
SCHWAB	A
NFSC: FBO William Burrow IRA 7615 Cross Village, Germantown TN 38138	A
E/O Evelyn H Perry ,177 N Highland Street, Memphis, TN 38111	A A
Ridge Clearing and Outsourcing 2 Journal Square, Plaza, Jersey City, NJ 07306	A A A
Dunham Corporate Government Bond Fund
NFSC Jean D. Richardson 323 Dogwood Trail Tryon, NC 28782-2543	A
1326 E Lake Shore Drive Landrum, SC 29356	A
FBO Lynne-Corrine Volkwijn 195 Underhill Ave Brooklyn, NY 11238-5127	A
2715 Farfield Road, Shesnee, SC 92323	A
Pension Financial Services 1700 Pacific Avenue, Suite 1400 Dallas, Texas 75201	A
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	A
Dunham Large Cap Value Fund
IRA FBO Kristin A Ku P.O. Box 2052 Jersey City, NJ 07303	A
Schwab
Fisher Trust P.O. Box 2052 Jersey City, NJ 07303	A
Pension Financial Services 1700 Pacific Avenue, Suite 1400 Dallas, Texas 75201	A	7.33
Pershing LLC Jersey City, NJ 07303-9998	A
Dunham Large Cap Growth Fund
Gutter, Ann Mafalda 401 Windover Court, Vienna, VA 22180	A
Pension Financial Services 1700 Pacific Avenue, Suite 1400 Dallas, Texas 75201	A
Pershing LLC Jersey City, NJ 07303-9998	A A A A
MG Trust Company Cust. FBO Synbiotics Corporation 700 17TH Street Denver, CO 80202	C
Dunham Emerging Markets Fund
IRA FBO Karen Roge PO BOX 2052 Jersey City, NJ 07303-9998	A
SCHWAB	A
IRA FBO Alan W Veach PO Box 2052 Jersey City, NJ 07303	A
Ferris, Baker Watts, Inc 3425 Robins Nest Arch Virginia Beach, VA 23456	A
Corporate Marketing PO Box 2052 Jersey City, NJ 07303	A
Dunham Small Cap Growth Fund
Pershing LLC Jersey City, NJ 07303-9998	A A
MG Trust Company Cust. FBO Synbiotics Corporation 700 17TH Street Denver, CO 80202	C
Schwab	A
Frank Schipper Construction Co. 1251 Waterfront Place, Suite 525 Pittsburgh, PA 15222	C
Dunham International Stock Fund
SCHWAB	A
Gutter, Ann Mafalda 401 Windover Court, Vienna, VA 22180	A
Pension Financial Services 1700 Pacific Avenue, Suite 1400 Dallas, Texas 75201	A
Michael Wimmer PO Box 2052 Jersey City, NJ 07303	A
Dunham Small Cap Value
Gutter, Ann Mafalda 401 Windover Court, Vienna, VA 22180	A
IRA FBO PO Box 2052 Jersey City, NJ 07303	A
Pension Financial Services 1700 Pacific Avenue, Suite 1400 Dallas, Texas 75201	A
Pershing LLC Jersey City, NJ 07303-9998	A
IRA FBO Janyce Alber PO Box 2052 Jersey City, NJ 07303	A
Dunham High Yield Bond
Schwab	A
ENMR Telephone PO Box 2052 Jersey City, NJ 07303	A
IRA FBO PO Box 2052 Jersey City, NJ 07303	A
Pershing LLC Jersey City, NJ 07303-9998	C
Dunham Real Estate Stock Fund
Gutter, Ann Mafalda 401 Windover Court, Vienna, VA 22180	A
IRA FBO PO Box 2052 Jersey City, NJ 07303	A
Pension Financial Services 1700 Pacific Avenue, Suite 1400 Dallas, Texas 75201	A
IRA FBO Tamara G.O. PO Box 2052 Jersey City, NJ 07303	A
Schwab	A
Ridge Clearing and Outsourcing 2 Journal Square, Plaza, Jersey City, NJ 07306	A
Dunham Monthly Distribution Fund
Merrill Lynch 4800 Deer Lake Crive East Jacksonville, FL 32246	C

A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.  As of December 31, 2009, the Trustees and officers as a group owned [less than 1%] of the outstanding shares. [To be updated]

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER

The Investment Adviser of the Funds is Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”), 10251 Vista Sorrento Parkway, Suite 200, San Diego, California, 92121. The Adviser is wholly owned by Dunham & Associates Holdings, Inc. ("Dunham Holdings").  Jeffrey Dunham owns a controlling 95% interest in Dunham Holdings which represents 100% of the voting shares of Dunham Holdings.  The Adviser, which was founded in 1985, offers investment advisory services to pension plans, pooled investment vehicles, high-net worth individuals and mutual funds.  Pursuant to the Investment Management Agreement with the Funds (the “Advisory Agreement”), Dunham & Associates, subject to the supervision of the Trustees and in conformity with the stated policies of the Funds, manages the operations of the Funds and reviews the performance of the Advisers, and makes recommendations to the Trustees with respect to the retention and renewal of contracts. The Advisory Agreement was most recently approved by the Board of Trustees of the Trust, including by a majority of the non-interested Trustees at a meeting held on June 19, 2008.

The Adviser and the Predecessor Trust have obtained an exemptive order (the “Order”) from the Securities and Exchange Commission that permits the Adviser to enter into sub-advisory agreements with Sub-Advisers without obtaining shareholder approval.  The Adviser, subject to the review and approval of the Board of Trustees of the Funds, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.  The Trust may rely on the Order provided the Funds are managed b the Adviser and other conditions are met.

The Order also permits the Adviser, subject to the approval of the Trustees, to replace sub-advisers or amend sub-advisory agreements without shareholder approval whenever the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and the Trust on behalf of each Fund, whereby the Fund pays the Adviser a fixed fee and the Fund (not the Adviser) pays the Sub-Adviser a fulcrum fee.  Effective September 1, 2007, each Fund’s Sub-Adviser is compensated based on its performance and each sub-advisory agreement is a fulcrum fee.   Fulcrum fee arrangement:

Fund:	Current Management Fee	Adviser’s Portion	Sub-Adviser’s Portion
Dunham Corporate/Government Bond Fund	0.70% – 1.00%	0.50%	0.20% - 0.50%
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.80%
Dunham Monthly Distribution Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Appreciation & Income Fund	0.90% – 1.60%	0.65%	0.25% - 0.95%
Dunham Large Cap Value Fund	0.65% – 1.51%	0.65%	0.00% - 0.86%
Dunham Real Estate Stock Fund	0.65% – 1.45%	0.65%	0.00% - 0.80%
Dunham International Stock Fund	0.95% – 1.65%	0.65%	0.30% - 1.00%
Dunham Small Cap Value Fund	0.65% – 1.75%	0.65%	0.00% - 1.10%
Dunham Large Cap Growth Fund	0.75% – 1.55%	0.65%	0.10% - 0.90%
Dunham Small Cap Growth Fund	0.65% – 1.65%	0.65%	0.00% - 1.00%
Dunham Emerging Markets Stock Fund*	0.75% – 1.75%	0.65%	0.10% - 1.10%

* Effective November 1, 2009, the Adviser entered into new sub-advisory agreement with Marvin and Palmer  Associates, Inc. (“Marvin and Palmer”) as the sub-adviser to Dunham Emerging Markets Stock Fund.

All of the above sub-advisory fees are within the limits of the following negotiable sub-advisory fee ranges pre-approved by shareholders of each Fund at the August 26, 2005 shareholder meeting:

Fund:	Base Fee +/- Fulcrum Fee	Pre-Approved Negotiable Range of Sub-Advisory Fees
Dunham Corporate/ Government Bond Fund	35 basis points (0.35%) +/- 15 basis points (0.15%)	0% - 0.70%
Dunham High-Yield Bond Fund	50 basis points (0.50%) +/- 30 basis points (0.30%)	0% -0.80%*
Dunham Monthly Distribution Fund	50 basis points (0.50%) +/- 50 basis points (0.50%)	0% - 1.50%**
Dunham Appreciation & Income Fund	60 basis points (0.60%) +/- 35 basis points (0.35%)	0% - 1.50%
Dunham Large Cap Value Fund	43 basis points (0.43%) +/- 43 basis points (0.43%)	0% - 1.00%
Dunham Real Estate Stock Fund	40 basis points (0.40%) +/- 40 basis points (0.40%)	0% - 1.00%
Dunham International Stock Fund	65 basis points (0.65%) +/- 35 basis points (0.35%)	0% - 1.00%
Dunham Small Cap Value Fund	55 basis points (0.55%) +/- 55 basis points (0.50%)	0% - 1.50%
Dunham Large Cap Growth Fund	50 basis points (0.50%) +/- 50 basis points (0.50%)	0% - 1.10%
Dunham Small Cap Growth Fund	50 basis points (0.50%) +/- 50 basis points (0.50%)	0% - 1.30%
Dunham Emerging Markets Stock Fund	60 basis points (0.50%) +/- 50 basis points (0.50%)	0% - 1.20%

*The range for Dunham High-Yield Bond Fund was approved by the initial Dunham High-Yield Bond shareholder on July 1, 2005.

** The range for the Dunham Monthly Distribution Fund was approved by the initial Dunham Monthly Distribution Fund shareholder on May 14, 2008.

The following table shows the amount of management fees incurred by each Fund to the Adviser and Sub-Adviser for the fiscal year ended October 31, 2009.

Fund	FEES EARNED BY THE ADVISER	ADVISORY FEES WAIVED	NET FEES EARNED BY THE ADVISER	FEES EARNED BY SUB-ADVISER	SUB-ADVISORY FEES WAIVED	NET FEES EARNED BY SUB-ADVISER*
Dunham Corporate/ Government Bond Fund
Dunham High-Yield Bond Fund
Dunham Monthly Distribution Fund
Dunham Appreciation & Income Fund
Dunham Large Cap Value Fund
Dunham Real Estate Stock Fund
Dunham International Stock Fund
Dunham Small Cap Value Fund
Dunham Large Cap Growth Fund
Dunham Small Cap Growth Fund
Dunham Emerging Markets Stock Fund

The following table shows the amount of management fees incurred by each Fund to the Adviser and Sub-Adviser for the fiscal year ended October 31, 2008.

Fund	FEES EARNED BY THE ADVISER	ADVISORY FEES WAIVED	NET FEES EARNED BY THE ADVISER	FEES EARNED BY SUB-ADVISER	SUB-ADVISORY FEES WAIVED	NET FEES EARNED BY SUB-ADVISER*
Dunham Corporate/ Government Bond Fund	468,119	0	468,119	226,551	0	226,551
Dunham High-Yield Bond Fund	412,434	0	412,434	399,859	0	399,859
Dunham Monthly Distribution Fund	226,038	0	226,038	57,621	0	57,621
Dunham Appreciation & Income Fund	262,405	0	262,405	314,221	0	314,221
Dunham Large Cap Value Fund	332,820	0	332,820	409,460	0	409,460
Dunham Real Estate Stock Fund	68,087	0	68,087	7,270	(4,123)	3,147
Dunham International Stock Fund	345,780	0	345,780	257,919	0	257,919
Dunham Small Cap Value Fund	188,189	0	188,189	199,467	0	199,467
Dunham Large Cap Growth Fund	470,686	0	470,686	545,705	0	545,705
Dunham Small Cap Growth Fund	205,867	0	205,867	257,017	0	257,017
Dunham Emerging Markets Stock Fund	132,147	0	132,147	(1,932)	(13,741)	(15,673)

 The following table shows the amount of management fees incurred by each Fund to the Adviser and Sub-Adviser for the fiscal year ended October 31, 2007.

FUND	FEES EARNED BY THE ADVISER	ADVISORY FEES WAIVED	NET FEES EARNED BY THE ADVISER	FEES EARNED BY SUB-ADVISER	SUB-ADVISORY FEES WAIVED	NET FEES EARNED BY SUB-ADVISER*
Dunham Corporate/ Government Bond Fund	318,296	0	318,296	73,735	18,205	55,530
Dunham High-Yield Bond Fund	291,655	0	291,655	127,471	0	127,471
Dunham Appreciation & Income Fund	201,206	0	201,206	215,489	0	215,489
Dunham Large Cap Value Fund	316,619	0	316,619	124,572	0	124,572
Dunham Real Estate Stock Fund	85,345	0	85,345	26,260	26,260	0
Dunham International Stock Fund	284,410	0	284,410	225,714	0	225,714
Dunham Small Cap Value Fund	181,714	0	181,714	356,843	42,826	314,017
Dunham Large Cap Growth Fund	378,343	0	378,343	190,500	85,266	105,234
Dunham Small Cap Growth Fund	197,576	0	197,576	64,072	0	64,072
Dunham Emerging Markets Stock Fund	141,428	0	141,428	207,885	65,274	142,611

* Because of the Fulcrum fee methodology in place for the Funds, all Funds accrued sub-advisory fees over the first year and pay them out at the end of the year; however, the Funds will pay out the base fee portion of the sub-advisory fee each month during the first year.  For all but the Dunham Corporate/Government Bond Fund, Dunham High-Yield Bond Fund, Dunham Appreciation & Income Fund, and Dunham International Stock Fund, the base fee is zero.

The Fulcrum Fee Calculation Methodology for the Dunham Funds Sub-Advisers

In a typical fulcrum fee arrangement, the base fee is not adjusted during the first twelve months.  However, under each Dunham Fund’s sub-advisory agreement, the performance adjustment to the base fee is calculated daily during the first twelve months, based on the average net assets of the Fund from inception of the contract to date, and the comparative performance of the Fund (Fund performance will be based on Class N share performance) to its Benchmark from inception of the contract to date, on the day of calculation.  In this manner, performance counts from the very first day of each sub-advisory agreement.

Each Fund’s fulcrum fee will be calculated using an annual base sub-advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s performance over a rolling twelve-month period (or, during the first twelve months, as described above), relative to the Fund’s benchmark (the “Performance Fee”). Depending on the particular sub-advisory agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the sub-advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”).  In addition, certain sub-advisors have agreed to waive a portion of their overall fees during an initial period of either one year or eighteen months.  Sub-advisers can not waive more than they earn and will never be in a position to owe money to the Funds; i.e., if the fee earned is equal to or less than the waiver, then the sub-adviser will receive no payment, nor will the sub-adviser owe money to the Fund.

During the first twelve months of each Fund’s sub-advisory agreement, the Fund will accrue, on a daily basis, the Base Fee adjusted by the Performance Fee, as described in the preceding paragraph (the “Fulcrum Fee”).  However, because each such sub-advisory agreement requires that the sub-adviser be paid out only the monthly Minimum Fee during the first year (in most cases, 0.00%), the sub-adviser in most cases will receive no compensation until the end of the first year.  At the end of the first year of the contract, the sub-adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year.  Therefore, in the first year, the proposed fulcrum fee methodology will have three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12 month period of the accrued Fulcrum Fee less the Minimum Fee.  Beginning with the thirteenth month of operation under each sub-advisory agreement, the entire sub-advisory fee will be calculated daily and paid monthly based on the Fund’s average daily net assets and performance versus the benchmark over the prior rolling twelve-month period.  In other words, after the initial twelve-month period, each Fund’s fulcrum fee arrangement will become typical of such arrangements in the mutual fund industry.  By virtue of using average daily net assets over a “rolling” 12-month period for purposes of calculating the Performance Fee while using average daily net assets for the most recent month for purposes of calculating the Base Fee, the actual total Fulcrum Fee paid by a Fund to the Sub-Adviser may be higher or lower than the maximum or minimum annual rates described above if the average daily net assets do not remain constant during the rolling 12-month period.  If the Fund is significantly underperforming versus the Index and the Fund’s net assets have declined significantly, the monthly total Fulcrum Fee can be a negative number (although the performance fee rate can never be negative, the performance fee can be negative). In such instances, if the negative Fulcrum Fee is not earned back or offset the following month, the Sub-Adviser must reimburse the Fund the amount of the negative Fulcrum Fee within an agreed upon time.  Likewise, in the case where the Fund has significantly underperformed versus the Index but net assets have increased significantly, the monthly total Fulcrum Fee can be positive although the performance fee rate may be 0.00%.  In such instances, the Fund will pay the Sub-Adviser the monthly Fulcrum Fee.

The following example illustrates the fulcrum fee methodology employed in each sub-advisory agreement.  In the example, the Base Fee is 0.50% with a Performance Fee of plus or minus 0.50%; thus, the Maximum Fee is 1.00% and the Minimum Fee is 0.00%.  In addition, the example shows a null zone of plus or minus 0.25%, and the sub-advisory fee moving (after clearing the null zone) at a rate of approximately 0.01% for each 0.05% of outperformance of the benchmark.  Each of these Fees/factors/rates/amounts will vary with each sub-advisory agreement.

SAMPLE SUB-ADVISORY FEE TABLE

Cumulative 12-Month Return	Performance Fee Adjustment	Total Fee Payable to Sub-Adviser
Plus or Minus Return of Index	Plus or Minus Base Fee (0.50%)	If Plus	If Minus
2.50% or more	0.50%	1.000%	0.000%
2.35%	0.47%	0.970%	0.030%
2.20%	0.44%	0.940%	0.060%
2.05%	0.41%	0.910%	0.090%
1.90%	0.38%	0.880%	0.120%
1.75%	0.35%	0.850%	0.150%
1.60%	0.32%	0.820%	0.180%
1.45%	0.29%	0.790%	0.210%
1.30%	0.26%	0.760%	0.240%
1.15%	0.23%	0.730%	0.270%
1.00%	0.20%	0.700%	0.300%
0.85%	0.17%	0.670%	0.330%
0.70%	0.14%	0.640%	0.360%
0.55%	0.11%	0.610%	0.390%
0.40%	0.08%	0.580%	0.420%
0.26%	0.05%	0.552%	0.448%
0.25%	NULL ZONE	0.500%	0.500%
EVEN WITH INDEX	BASE FEE	0.500%	0.500%

Below is a list of the Funds with each corresponding Benchmark Index;

Fund Name	Benchmark
Dunham Corporate / Government Bond Fund	Barclays Aggregate Bond Index
Dunham High-Yield Bond Fund	Merrill Lynch High Yield Bond Cash Pay Only Index
Dunham Monthly Distribution Fund	IndexIQ IQ Hedge Market Neutral Beta Index
Dunham Appreciation & Income Fund	Merrill Lynch Convertible ex Mandatory Index
Dunham Large Cap Value Fund	Russell 1000 Value Index
Dunham Real Estate Stock Fund	Dow Jones Wilshire Real Estate Securities Index
Dunham International Stock Fund	MSCI AC World ex US Index (Net)
Dunham Small Cap Value Fund	Russell 2000 Value Index
Dunham Large Cap Growth Fund	Russell 1000 Growth Index
Dunham Small Cap Growth Fund	Russell 2000 Growth Index
Dunham Emerging Markets Stock Fund	MSCI Emerging Markets Index

Subject to the supervision and direction of the Adviser and, ultimately, the Trustees, each Sub-Adviser manages the securities held by the Fund it serves in accordance with the Fund’s stated investment objectives and policies, makes investment decisions for the Fund and places orders to purchase and sell securities on behalf of the Fund.  The fee paid to each Sub-Adviser is governed by each Fund’s respective Sub-Advisory Agreement.  Each Fund pays its respective Sub-Adviser directly pursuant to a fulcrum fee arrangement.

Expenses not expressly assumed by the Adviser under the Advisory Agreement or by the Distributor under the Distribution Agreement are paid by the Trust.  Expenses incurred by a Fund are allocated among the various Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except that 12b-1 fees relating to a particular Class are allocated directly to that Class. In addition, other expenses associated with a particular Class, except advisory or custodial fees, may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class, and the direct allocation to that Class is approved by the Trust’s Board of Trustees. The fees payable to each Sub-Adviser pursuant to the Sub-Advisory Agreements between each Sub-Adviser and Dunham & Associates with respect to the Funds are paid by Dunham & Associates. Under the terms of the Advisory Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Trust and of pricing the Trust’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

Each Sub-Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). Each Sub-Advisory Agreement may be terminated by the Trust, Dunham & Associates, or by vote of a majority of the outstanding voting securities of the Trust, upon written notice to the Sub-Adviser, or by the Sub-Adviser upon at least 60 days’ written notice. Each Sub-Advisory Agreement provides that it will continue in effect for a period of more than one year from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

Process for Selection and Oversight of Sub-Advisers:

To select Sub-Advisers to present to the Fund’s Board of Trustees (the “Board”), the Adviser analyzes both quantitative and qualitative factors.

Quantitative Criteria:  A review of the money manager’s:  (1) absolute and relative performance; (2) performance in rising markets; (3) performance and falling markets; (4) risk-adjusted performance; and (5) assets under management.

Qualitative Factors: After identifying a group of money managers on a quantitative basis, interviews are conducted with members of each firm’s senior management team. Each firm’s industry background and history is examined and their Federal Form ADV is carefully scrutinized to ascertain the manager’s organizational structure, investment practices, and compliances with securities regulations. Qualitative criteria utilized may include, among other factors, a review of the manager’s: (1) professional staff; (2) investment philosophy; (3) decision making process; (4) research and trading capabilities; (5) operations and systems capabilities;  (6) communications and reporting skills; and (7) organizational stability; and (8) overall reputation in the industry.

Process for Monitoring Performance: Fund performance is monitored on a regular basis by the Trust largely utilizing the quantitative factors listed above. On a quarterly basis, each Fund’s performance is provided to the Board, and on an annual basis, the Company arranges for each Fund’s Sub-Adviser to appear before the Board to present the Fund’s overall performance for the year.

Process for Overseeing Compliance With Fund Investment Policies and Restrictions: The Trust’s Chief Compliance Officer is responsible for overseeing compliance be the Fund’s Service Providers with the Fund’s investment policies and restrictions.  The Trustees receive quarterly reports from Sub- Advisers to the Fund respecting commissions on portfolio transactions, soft dollar arrangements and best execution procedures.

AFFILIATIONS AND CONTROL OF THE ADVISER AND OTHER SERVICE PROVIDERS

Dunham & Associates Investment Counsel, Inc., the investment adviser for the Funds also serves as the Distributor to the Funds.  Gemini Fund Services, LLC, a wholly owned subsidiary of NorthStar Financial Services Group, LLC, a Nevada limited liability company, is the administrator for the Funds.

ADMINISTRATION, FUND ACCOUNTING AND CUSTODY ADMINISTRATION SERVICES

The Administrator for the Funds is Gemini Fund Services, LLC, (the “Administrator”), which has its principal office at the 450 Wireless Blvd., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Administration Services. Pursuant to an Administration Service Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was initially approved by the Board of Trustees at a meeting held on September 23, 2004 and approved by the Board of Trustees at the Dunham Funds organizational meeting on January 15, 2008.  The Agreement shall remain in effect for two years from the date of its approval, and subject to annual approval of the Board of Trustees for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board of Trustees or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and the Prospectuses.

For the Administration services rendered to the Funds by the Administrator, the Funds pays the Administrator a minimum fee of $400,000 per year or 8 basis points (0.08%) on assets up to $250 million, 7 basis points (0.07%) on assets greater than $250 million and less than $500 million, and five basis points (0.05%) on assets greater than $500 million. These fees were subject to a 10% discount in the first two years of operation of the Funds.  The Funds also pay the Administrator for any out-of-pocket expenses.  Each of the following Funds accrued the following amounts in administrative fees for the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009:

FUND	ADMINISTRATION FEES
	October 31, 2007	October 31, 2008	October 31, 2009
Dunham Corporate/Government Bond Fund	67,486	76,022
Dunham High-Yield Bond Fund	48,000	58,804
Dunham Monthly Distribution Fund	N/A	52,631*
Dunham Appreciation & Income Fund	31,286	34,157
Dunham Large Cap Value Fund	50,179	43,167
Dunham Real Estate Stock Fund	13,027	9,272
Dunham International Stock Fund	44,981	45,266
Dunham Small Cap Value Fund	29,307	22,568
Dunham Large Cap Growth Fund	60,860	61,048
Dunham Small Cap Growth Fund	30,787	26,700
Dunham Emerging Markets Stock Fund	22,613	17,377

* Monthly Distribution Fund commenced operations on September 29, 2008, its Predecessor Fund commenced operations on December 26, 2000.  The fee shown represents the ten-month period ended October 31, 2008.

Fund Accounting Services. The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds pursuant to the Fund Accounting Service Agreement, the Funds pay the Fund Accountant a minimum fee of $300,000 or 5 basis points (0.05%) on assets up to $250 million, 3 basis points (0.03%) on assets greater than $250 million and less than $500 million, and 1 basis point (0.01%) on assets greater than $500 million. These fees are subject to a 20% discount in the first two years of operation of the Funds.  The Funds also pay the Fund Accountant for any out-of-pocket expenses. Each of the following Funds accrued the following amounts in fund accounting fees for the fiscal years ended October 31, 2007, October 31, 2008, and October 31, 2009:

FUND	FUND ACCOUNTING FEES
	October 31, 2007	October 31, 2008	October 31, 2009
Dunham Corporate/Government Bond Fund	83,115	68,652
Dunham High-Yield Bond Fund	55,419	59,483
Dunham Monthly Distribution Fund	N/A	66,226*
Dunham Appreciation & Income Fund	30,446	26,555
Dunham Large Cap Value Fund	40,953	32,419
Dunham Real Estate Stock Fund	12,403	7,495
Dunham International Stock Fund	79,717	63,146
Dunham Small Cap Value Fund	23,300	19,862
Dunham Large Cap Growth Fund	48,554	46,267
Dunham Small Cap Growth Fund	30,754	22,887
Dunham Emerging Markets Stock Fund	44,759	28,829

* Monthly Distribution Fund commenced operations on September 29, 2008, its Predecessor Fund commenced operations on December 26, 2000.  The fee shown represents the ten-month period ended October 31, 2008.

CUSTODIAN

Citibank, N.A. serves as the custodian of the Funds assets pursuant to a Custodian Contract by and between Citibank, N.A. and the Funds.  Citibank, N.A. responsibilities include safeguarding and controlling the Funds cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds investments. Pursuant to the Custodian Contract, Citibank, N.A. also provides certain accounting and pricing services to the Funds; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser and Sub-Advisers; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds. The Funds may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.  Citibank, N.A principal place of business is 388 Greenwich Street, New York, NY 10013.

TRANSFER AGENT SERVICES

Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to written agreements with Funds dated September 23, 2004. Under the agreement, Gemini Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

DISTRIBUTION OF SHARES

Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Distributor”), 10251 Vista Sorrento Parkway, Suite 200, San Diego, CA 92121 is the Fund’s Adviser as well as the Distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust on behalf of the Funds, and the Distributor. Dunham & Associates is a registered broker-dealer and member of the Financial Industry Regulatory Authority Shares of the Funds are offered on a continuous basis. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds’ shares.

For the fiscal years ended October 31, 2009, October 31, 2008, and October 31, 2007, the Distributor received $[    ], $0, and $0 from each Fund for underwriting services.

The following table represents all commissions and other compensation received by the principal underwriter, who is an affiliated person of the Funds, during the fiscal year ended October 31, 2009.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation (1)
Dunham & Associates Investment Counsel, Inc.	[None]	[None]	[None]	[None]

The Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), pursuant to which Class C shares pay the Distributor or other entities compensation accrued daily and payable monthly for distribution services. Class C shares charge Rule 12b-1 fees at the annual rate of 0.75% for the Equity Funds and 0.50% for the Fixed-Income Funds of a Fund’s net assets attributable to said Class C shares.

In addition, the Funds have adopted a Shareholder Servicing Plan (the “Servicing Plan,” together with the 12b-1 Plan, the “Plans”) for each Fund’s Class A and Class C shares, pursuant to which such Shares pay the Distributor or other entities compensation accrued daily and payable monthly for shareholder services.  Each of Class A and Class C shares charge shareholder servicing fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A and Class C shares.  For the fiscal years ended October 31, 2009, October 31, 2008, and October 31, 2007, each Fund paid the following fees pursuant to the Plans for Class A and Class C shares:

FUND	October 31, 2009	October 31, 2008	October 31, 2007
Dunham Corporate/ Government Bond Fund		100,880	77,636
Dunham High-Yield Bond Fund		77,420	74,546
Dunham Monthly Distribution Fund*		148,802	N/A
Dunham Appreciation & Income Fund		58,394	45,250
Dunham Large Cap Value Fund		74,644	76,323
Dunham Real Estate Stock Fund		21,001	25,602
Dunham International Stock Fund		79,858	76,204
Dunham Small Cap Value Fund		36,503	45,633
Dunham Large Cap Growth Fund		93,676	83,854
Dunham Small Cap Growth Fund		48,469	50,165
Dunham Emerging Markets Stock Fund		31,055	30,879

* Monthly Distribution Fund commenced operations on September 29, 2008, its Predecessor Fund commenced operations on December 26, 2000.  The fee shown represents the ten-month period ended October 31, 2008.

The Distributor estimates that the amounts paid under the 12b-1 Plan for the fiscal year ended October 31, 2009 was spent in approximately the following ways: (i) $[     ] compensation to broker-dealers; (ii) $[       ] on other relating to marketing, quarterly high-light sheets, investor symposiums, postage, etc.

The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Trust who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plan, on January 15, 2008. The initial term of each Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plans (“Plan Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plans. The Plans may be terminated at any time by the Trust or the Funds by vote of a majority of the Plan Trustees or by vote of a majority of the outstanding voting Class C shares of the Trust or the Funds. Each Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Plans, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts extended by the Distributor or other entities under the Plan and the purpose for which such expenditures were made.

The services to be provided under the plans may include, but are not limited to, the following: assistance in the offering and sale of Class A and Class C shares of the Funds and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.

The Plans may not be amended to increase materially the amount of the Distributor’s compensation to be paid by a Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Plan Trustees by votes cast in person at a meeting called for the purpose of voting on a Plan. During the term of the Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plans will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Plan Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the affected Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Plan Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

CODES OF ETHICS

The Trust, the Adviser, and the Sub-Advisers have each adopted codes of ethics, as required by Rule 17j-1 under the Investment Company Act of 1940.  These codes of ethics do not prohibit personnel subject to the codes from trading for their personal accounts, but do impose certain restrictions on such trading.  In that regard, Fund portfolio managers and other investment personnel must pre-clear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code. Fund portfolio managers and other investment personnel who comply with the Code's pre-clearance and disclosure procedures may be permitted to purchase, sell or hold securities which also may be or are held in a Fund they manage or for which they otherwise provide investment advice.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Fund's respective Sub-Adviser.  The Sub-Advisers will vote such proxies in accordance with their proxy voting policies and procedures.  Each Sub-Adviser's proxy voting policies and procedures are attached as Appendix B to this SAI.

The actual voting records relating to portfolio securities for each Fund during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-888 3DUNHAM or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the proxy voting policies and procedures of each Fund's Sub-Adviser are also available by calling 1-888 3DUNHAM and will be sent within three business days of receipt of a request.

PORTFOLIO MANAGERS

[FOLLOWING TABLE TO BE UPDATED]

The following table lists the number and types of accounts managed by each Portfolio Manager in addition to the Dunham Funds and assets under management in those accounts as of October 31, 2009:

Portfolio Manager/ Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Robert Bishop, CFA, Chief Investment Officer, SCM Advisors LLC Dunham Corporate/ Government Bond Fund	[1]	$[84.9]	[0]	$[0]	[202]	$[2,902]	$[2,987]
Richard A. Hocker, CIO PENN Capital Management Co., Inc. Dunham High-Yield Bond Fund	[297]	$[1.8 billion]	[12]	$[170.43]	[19]	$1[,006]	$[2,991]
Peter R. Duffy, CFA PENN Capital Management Co., Inc. Dunham High-Yield Bond Fund	[297]	$[1.8 billion]	[12]	$170.43	[19[	$[1,006]	$[2,991]
Roy D. Behren, Westchester Capital Management, Inc. Dunham Monthly Distribution Fund	[2]	$[1.4 billion]	[2]	[70]	[0]	[0]	[1.5 Billion]
Michael T. Shannon Westchester Capital Management, Inc Dunham Monthly Distribution Fund	2	1.4 billion	2	70	0	0	1.5 Billion
Frederick W. Green Westchester Capital Management, Inc. Dunham Monthly Distribution Fund	[2]	[1.4 billion]	[2]	[70]	[0]	[0]	[1.5 billion]
John P. Calamos, Sr., CIO Calamos® Advisers LLC(2) Dunham Appreciation & Income Fund	[25]	$[19,050]	[14]	$[851]	[20,045]	$[6,150]	$[26,051]
Nick P. Calamos, CFA Calamos® Advisers LLC(2) Dunham Appreciation & Income Fund	[25]	[19,050]	[14]	$[851]	[20,045]	$[6,150]	$[26,051]
Gregory M. Melvin, CFA, CFP C.S. McKee, L.P. Dunham Large Cap Value Fund	[1]	$[150]	[9]	$[237]	[366]	$[5,293]	$[5,680]
Robert A. McGee, CFA C.S. McKee, L.P. Dunham Large Cap Value Fund	[1]	$[150]	[9]	$[237]	[366]	$[5,293]	$[5,680]
Robert Zimmer Ten Asset Management, Inc. Dunham Real Estate Stock Fund	[None]	$[0.0]	[1]	$[9]	[23]	$[447]	$[456]
John Cuthbertson, Ph.D., CFA Ten Asset Management, Inc. Dunham Real Estate Stock Fund	[None]	$[0.0]	[1]	$[9]	[23]	$[447]	$[456]
Peter L. Rathjens, Ph.D, CIO Arrowstreet Capital LP (3) Dunham International Stock Fund	[1]	$[159,198,062]	[26]	$[3,244,619,535]	[60]	$11,629,278,671	$15,033,096,268
John C. Capeci, Ph. D., Arrowstreet Capital LP (3) Dunham International Stock Fund	[1]	$[159,198,062]	[26]	$[3,244,619,535]	[60]	$11,629,278,671	$15,033,096,268
Ezra Levine, CFA Arrowstreet Capital LP (3) Dunham International Stock Fund	[1]	$[159,198,062]	[26]	$[3,244,619,535]	[60]	$11,629,278,671	$15,033,096,268
George Pararas-Carayannis, CFA Arrowstreet Capital LP (3) Dunham International Stock Fund	1	$159,198,062	26	$3,244,619,535	60	$11,629,278,671	$15,033,096,268
Jim Thames, CFA Arrowstreet Capital LP (3) Dunham International Stock Fund	[1]	$[159]	[26]	$3,2 billion	[60]	$11,629,278,671	$[15,033,096,268]
Tuomo Vuolteenaho, Ph.D. Arrowstreet Capital LP (3) Dunham International Stock Fund	[1]	$[159 ]	[26]	$3,2 billion	[60]	$[11,629,278,671]	$[15,033,096,268]
Michael Zervas, CFA Arrowstreet Capital LP (3) Dunham International Stock Fund	[1]	$[159]	[26]	$3,2 billion	[60]	$[11,629,278,671]]	$[15,033,096,268
Kris B. Herrick, CFA Denver Investment s Dunham Small Cap Value Fund	[7]	$[558.8]	[None]	$[0]	[657]	$[418.5]	$[977.3]
Troy Dayton, CFA Denver Investment s Dunham Small Cap Value Fund	[6]	$[557.5]	[None]	$[0]	[657]	$[418.5]	$[976.0
Richard N. Stice, Rigel Capital LLC(2) Dunham Large Cap Growth Fund	[3]	$[170.0]	[0]	$[0]	[149]	$[1,494]	$[1,664]
Jan Parsons Pier Capital, LLC(2) Dunham Small Cap Growth Fund	[0]	$[0]	[1]	$[23,505,728.91]	[46]	$[502,312,170.27]	$[525,817,899.18]
David L. Schaen Dunham Emerging Markets Stock Fund

 (1) SCM employs a team approach in managing its client portfolios.  Robert Bishop is the Chief Investment Officer of fixed income and is responsible for oversight and management of all fixed income portfolios. Mr. Bishop is the portfolio manager responsible for the Dunham Corporate/Government Bond Fund, a Registered Investment Company Account, which has a value of $[84.9 million (as of 10/31/2008)] with a performance based fee.

(2)  Mr. John P. Calamos, Sr. and Mr. Nick P. Calamos, are responsible for three mutual funds with a performance-based fee with a total value of $[331.5] million and one pooled investment vehicle with a performance based fee with a total value of $[8.1] million.  John P. Calamos, Sr. and Mr. Nick P. Calamos. are also responsible for two limited partnerships with a performance-based fee with a total value of $[45.1] million. Mr. Kauffman is responsible for one registered investment company account that pays a performance-based fee with a value of $[51.0]. Mr. Parsons is responsible for commingled clients that pay a performance-based fee with a value of $[76 ]million.

Conflicts of Interest

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, an Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. The procedures to address conflicts of interest, if any, are described below for each Portfolio Manager.

SCM Advisors LLC (“SCM”) - SCM has responsibility for managing multiple client accounts and, as such, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, SCM may receive fees from certain client accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts.

SCM and its associates attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, SCM may recommend or cause a client to invest in a security in which another client of SCM has an ownership position.  SCM has adopted certain procedures intended to treat all client accounts in a fair and equitable manner.  In the case where SCM seeks to purchase or sell the same security for multiple client accounts, SCM may aggregate, or bunch, these orders where it deems this to be appropriate and consistent with applicable regulatory requirements.  When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order.  When a bunched order is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions.  Each participating account will receive the average share price for the bunched order on the same business day.

PENN Capital Management Co., Inc. (“PENN”) – PENN’s portfolio team, which includes Richard A. Hocker and Paulo J. Silva, consists of 20 portfolio managers, analysts and traders, and works as a team on all managed accounts and commingled funds.  Mr. Hocker and Mr. Duffy represent the lead portfolio representatives for the Dunham High Yield Bond Fund.

PENN’s investment team must adhere to policies and procedures adopted by PENN Capital Management Company, Inc. designed to address any potential material conflicts of interest. For example, all accounts within the select investment disciplines managed by PENN’s investment team are managed in the same manner, adhere to specific investment guidelines and do not, absent special circumstances, differentiate from such investment discipline when allocating resources.  Additionally, the Sub-Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Westchester Capital Management, Inc. (“Westchester”) -  The fact that Mr. Green, Mr. Shannon and Mr. Behren serve both as portfolio managers of Dunham Monthly Distribution Fund, other registered funds, and as portfolio managers of non-registered investment accounts creates the potential for conflicts of interest, since receipt of a performance based fee from the Fund or a portion of any profits realized by the non-registered accounts could, in theory, create an incentive to favor the Fund or such accounts.  However, Westchester does not believe that Mr. Green’s, Mr. Shannon’s and Mr. Behren’s overlapping responsibilities or the various elements of their compensation present any material conflict of interest, for the following reasons: (i) the Fund, other registered funds, and the non-registered investment accounts all engage in merger arbitrage and are managed in a similar fashion; (ii) Westchester follows strict and detailed written allocation procedures designed to allocate securities purchases and sales among the Fund, other registered funds, and the non-registered investment accounts in a fair and equitable manner; and (iii) all allocations and fair-value pricing reports are subject to review by Westchester’s Chief Compliance Officer and subject to additional oversight by a senior officer of the Sub-Adviser.  Additional oversight by a senior officer of Westchester (Mr. Green, who is a Portfolio Manager) is designed to offset any potential reduction in the effectiveness of Mr. Behren because of his dual role as Portfolio Manager and Chief Compliance Officer.

Calamos Advisors LLC (“Calamos”) - Because, like most other advisors, Calamos manages a large number of accounts for mutual funds as well as individual investors, the potential for conflicts of interest is present.  Any potential conflicts are not specific to the Dunham Appreciation & Income Fund, but are inherent to the advisory business.

Potential conflicts that could arise include the allocation of investment opportunities and securities purchased among these multiple accounts.  The use of soft dollar research for accounts other than the Dunham Appreciation & Income Fund, even though within the safe harbor of Section 28(e) of the Securities Exchange Act of 1934, as amended, may be viewed by some as a potential conflict of interest.  Similarly, trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients.  Calamos does not believe that any of these potential conflicts of interest are material, and Calamos has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment adviser.

C.S. McKee, L.P. - Greg Melvin and Bob McGee must adhere to policies and procedures adopted by C.S. McKee L.P. designed to address any potential material conflicts of interest. For instance, all portfolio managers are responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate from such investment discipline when allocating resources.  Additionally, the Sub-Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.  C. S. McKee L.P. trades accounts through a block trade and the average share price is pro rated across all accounts provided C.S. McKee L.P. has full discretion.

Ten Asset Management, Inc. - Ten Asset portfolio managers manage other accounts in addition to this Fund. Therefore conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments and the investments of Ten Asset’s other clients. Certain of these accounts may pay higher advisory fees than the Fund creating an incentive to favor the higher paying account. However, Ten Asset has adopted trade allocation and aggregation procedures as well as soft dollar policies designed to address conflicts that may arise in the management of this Fund and its other accounts.

Ten Asset has established trade allocation and aggregation procedures to allocate trades among the Fund and other Ten Asset clients, in the event that the Fund and other Ten Asset clients trade in the same security or other instrument at the same time. If such a situation occurs, Ten Asset has designed these procedures to ensure that both the Fund and Ten Asset’s other clients are treated fairly and equitably.

Arrowstreet Capital, Limited Partnership (“Arrowstreet”) -Arrowstreet offers institutional investors a select range of equity investment strategies.  The strategies are based on econometric models, which combine investment intuition and quantitative techniques.

Arrowstreet’s investment strategies are managed by a cohesive investment team, which consists of the research team and the portfolio management team.  Individual strategies are not managed by individual investment professionals but rather all strategies are managed by the same team of professionals.  This team approach to trading ensures that all research ideas and opinions are shared at the same time amongst all accounts without systematically favoring any one account over another.

Arrowstreet’s policy is to aggregate and execute as a block order, trade orders for the same security or contract with a designated broker.  Exceptions to this policy may occur where market convention, client specified directions or operational considerations require otherwise.  Where a block order is executed at multiple prices, the trade value weighted price for the order is calculated and the order is allocated substantially pro rata across all participating accounts and in accordance with market conventions.  Exceptions to the pro rata basis of allocation will not be made to systematically favor one client over another.

Arrowstreet also maintains a strictly enforced code of ethics.

Arrowstreet believes its internal controls framework is reasonably designed to address potential conflicts of interest.

Denver Investment s – Portfolio managers must adhere to policies and procedures designed to address any potential material conflicts of interest.  For instance, portfolio managers are responsible for all accounts within certain investment disciplines when allocating resources.  Additionally, portfolio managers allocate opportunities among portfolios in a fair and equitable manner.

Denver Investment s has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and procedures will be effective in all cases, Denver Investments believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the Fund and its other managed funds and accounts have been reasonably designed.

Rigel Capital, LLC - With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction. If the Sub-Adviser believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. The Sub-Adviser will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.

The Sub-Adviser does not anticipate any conflicts of interest between management of the Fund and other funds and accounts managed by the firm. The investment team manages other separate investment portfolios with the same investment philosophy and process. The Sub-Adviser’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Fund and those involving separately managed accounts.

Pier Capital LLC – Jan Parsons must adhere to policies and procedures adopted by Pier Capital, LLC designed to address any potential material conflicts of interest. For instance, all portfolio managers are responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate from such investment discipline when allocating resources. Additionally, the Sub-Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolio that is designed to provide a fair and equitable allocation. Equity Trader trades all accounts through a block trade and the average share price is pro rated across all accounts.

Marvin & Palmer Associates, Inc., [need conflict of interest disclosure]

Compensation

SCM believes that the firm’s compensation program is competitive and adequate to attract and retain high-caliber investment professionals.  Investment professionals at SCM receive a competitive base salary, an incentive bonus opportunity and a benefits package.

Following is a more detailed description of the compensation structure of the Funds’ portfolio managers identified in the Funds’ prospectus.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by SCM and is designed to be competitive in light of the individual’s experience and responsibilities.

Incentive Bonus. Bonus payments are based on a number of factors including the profitability of SCM  and the portfolio manager’s long-term contributions to the firm. SCM’s principles emphasize teamwork and a focus on client needs, and bonuses are structured to emphasize those principles.  All employees of SCM participate in the annual bonus program.  Bonuses are not linked to the volume of assets managed or to measurements of relative or absolute investment returns.

The Compensation Committee has discretion over the measurement of the components.  The Compensation Committee members include: Albert Gutierrez - Chairman of the Executive Committee, Sandy Monticelli - Chief Operating Officer and Dan Geraci - President of Phoenix Investment Partners.

Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, including 401(k), health and other employee benefit plans.

Peter Duffy’s compensation is comprised of base salary, partnership interest share of the firm’s distributed operating income, and his share of PENN’s portfolio incentive bonus.  The portfolio incentive bonus is dependent upon certain management fees generated by outperformance, net of fees, of all styles managed by PENN relative to the respective style’s benchmark.  The bonus is ultimately determined and allocated by PENN’s executive committee.

Richard Hocker’s compensation is comprised of base salary, partnership interest share of the firm’s distributed operating income, and his share of PENN’s portfolio incentive bonus.  The portfolio incentive bonus is dependent upon certain management fees generated by out performance, net of fees, of all styles managed by PENN relative to the respective style’s benchmark.  The bonus is ultimately determined and allocated by PENN’s executive committee.

Westchester -.Mr. Green, Mr. Shannon and Mr. Behren are compensated by the Sub-Adviser with an annual salary and bonus, both of which vary from year to year based on a variety of factors.  The portfolio managers' compensation is not linked by formula to the absolute or relative performance of the Fund, the Fund's net assets or to any other specific benchmark.  Because Mr. Green is the sole owner of the Sub-Adviser, his compensation is determined in large part by the Sub-Adviser's overall profitability, an important component of which is the level of fee income earned by the Sub-Adviser.  Mr. Green, Mr. Shannon and Mr. Behren also receive compensation from their interests in an affiliated investment adviser which manages an investment trust and other non-registered investment accounts that engage in merger arbitrage.

Calamos - As of December 31, 2004, the portfolio managers receive all of their compensation from Calamos Asset Management, Inc. The portfolio managers have each entered into employment agreements that provide for compensation in the form of a minimum annual base salary and a maximum discretionary target bonus.  The amounts paid to portfolio managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The discretionary target bonus is set at a percentage of base salary, ranging from 300% to 600% of base salary, with a maximum annual bonus opportunity of at least 150% of the target bonus. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus. Also, due to the portfolio managers’ ownership and executive management positions with Calamos and its parent companies, additional multiple corporate objectives are utilized to determine the discretionary target bonus. For 2004, the additional corporate objectives were advisory fee revenue, measured by growth in revenues compared to industry percentages; marketing effectiveness, as measured by growth in assets under management relative to industry percentages; operating efficiencies, as measured by operating margin relative to industry levels; and stock price performance.

The portfolio managers are also eligible to receive annual equity awards under a long term incentive compensation program. The target annual equity awards are set at a percentage of base salary, ranging from 225% to 300%.  Prior to entering into employment agreements, John P. Calamos, Sr. and Nick P. Calamos each received compensation in the form of salary, bonus and distributions due to their unique ownership positions with Calamos, its parent company and their predecessor companies. At that time, compensation for each portfolio manager was benchmarked against industry compensation standards for portfolio managers in comparable executive positions, with advisors managing comparably sized portfolios. Further, bonus and distributions were benchmarked against industry compensation standards, but also were determined by income growth, revenue growth and growth of assets under management.

C.S. McKee, L.P. - Greg Melvin’s compensation is comprised of a base salary as well as being a partner in C.S. McKee.

Bob McGee compensation is comprised of a base salary; bonus based on the composite return of the product versus the appropriate benchmark (Russell 1000 Value) over a one and three year period and is a partner of the firm.

Ten Asset Management Inc. - Portfolio managers receive a fixed salary and discretionary bonus, which is a function of overall firm profitability. In addition, each portfolio manager is a partner and receives a portion of Ten Asset’s net income.  The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group. Portfolio manager compensation is not based on account performance

Arrowstreet Capital, Limited Partnership - All of Arrowstreet’s professionals have a compensation package that includes a base salary and a target bonus.  Bonuses are paid on an annual basis.  Bonus targets are set for each individual at each review period, typically the start of every year.   At the end of the year, the actual bonus payment each person receives is determined by three main factors.  These factors are as follows:

1.

Investment performance

2.

Business performance

3.

Individual achievement

In addition, all senior professionals participate directly in the success of the firm through equity ownership.  Ownership is reviewed at the end of every year.  When appropriate, deserving professionals are invited to join as equity owners and junior equity owners are given a chance to increase their ownership in the firm.  All professionals have signed employment agreements to solidify their commitment to the firm.

Denver Investment s - All investment professionals receive a base salary plus an incentive component. In addition, owners of the firm have an economic interest in the firm separate and in addition to our compensation structure. All non-owners also participate in a profit-sharing program. The Value Team is eligible for bonus compensation if the portfolio outperforms its benchmark. Seventy-five percent of the bonus potential is based on 3-year performance with the remainder based on 1-year results.

Rigel Capital, LLC - The Sub-Adviser’s investment professionals are compensated with a salary and bonus package. The Sub-Adviser’s bonus pool is determined by the Sub-Adviser’s profits, and distributed based on an individual’s performance against personal long and short term goals, not based on the performance or asset size of the Fund. The portfolio managers receive standard benefits commensurate with the other employees of the firm. Portfolio managers do not receive deferred compensation.

Pier Capital, LLC – Jan Parsons receives a fixed salary based on tenure as well as experience from Pier Capital, LLC. In addition, as partner, Mr. Parsons receives a contracted percentage of equity distribution from Pier Capital, LLC.

Marvin & Palmer Associates, Inc., [need compensation disclosure]

Ownership of Securities – October 31, 2009

TO BE UPDATED

The dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of October 31, 2009 is [none].

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, each Sub-Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. Each Sub-Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund’s portfolio securities, it is the Sub-Adviser’s policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund’s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Sub-Advisers or the Funds. It is not the policy of the Sub-Advisers to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Funds. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, each Sub-Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Funds pay to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. Each Sub-Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

Each Sub-Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund’s portfolio is likely to be invested. Each Sub-Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, each Sub-Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Sub-Advisers by or through brokers.

Certain broker-dealers, which provide quality execution services, also furnish research services to each Sub-Adviser. Each Sub-Adviser has adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the sub-advisers with respect to the accounts as to which it exercises investment discretion. Accordingly, each Sub-Adviser may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

Portfolio securities will not be purchased from or sold to each Sub-Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

For the fiscal years ended October 31, 2009, October 31, 2008, and October 31, 2008, the Funds paid brokerage commissions of approximately $_________, $933,063 and $734,852, respectively. For the fiscal years ended October 31, 2009, October 31, 2008 and October 31, 2007, the Funds paid [no] affiliated brokerage commissions.

During the fiscal year ended October 31, 2009, the Funds paid brokerage commissions to brokers because of research services provided as follows:  [Table to be updated]

Fund	Brokerage Commissions in Connection with Research Services Provided for Fiscal Year Ended 10/31/2009	Aggregate Dollar Amount of Transactions for Which Such Commissions were Paid for Fiscal Year Ended 10/31/2009
Dunham Corporate/Government Bond Fund
Dunham High-Yield Bond Fund
Dunham Monthly Distribution Fund
Dunham Appreciation & Income Fund
Dunham Large Cap Value Fund
Dunham Real Estate Stock Fund
Dunham International Stock Fund
Dunham Small Cap Value Fund*
Dunham Large Cap Growth Fund*
Dunham Small Cap Growth Fund
Dunham Emerging Markets Stock Fund

American Stock Exchange – Provides Real-time quotes through various vendors such as Bridge, Bloomberg, ILX, and Reuters.

Baseline – Provides three key perspectives: fundamental data, price and volume charts, and valuation models.  Current and historical data on companies, industries and market indices are also provided.  Price charts provide performance, technical analysis and comparisons of a stock’s price action vs. other stocks, industry groups or indices.  The valuation model analyzes stock price relative to core earnings, dividends, and interest rates, and identifies opportunities.

Barra – Provides software and technology for global investment decision-making.  Barra’s software and services analyze equity, fixed income, currency, and other financial instruments.  Barra also offers consulting services, information services, trading-related software, and other specialized software.

Bloomberg Financial Markets - Multi-faceted online database for financial decision making.  Provides real-time and historical information in both data and chart formats.  Provides news on companies.

Bridge Information Systems, Inc. – Provides timely market information and trading services for institutional investors and market professionals.  Bridge provides last sale as well as historical information.  It provides technical and fundamental analytics, financial news and investment research, and information on the market as a whole.

Dow Jones News – Market news available through many delivery options.

FactSet Data Systems – Provides integrated access to company fundamentals earnings estimates, security prices and textual information through a library of global databases.  It also provides analytical tools including screening, custom report writing and charting.  Also provides Portfolio Manager Workstation, which allows the portfolio manager to view his portfolio construction in different ways.

NASDAQ – Provides real-time trades and quotes information for NASDAQ and OTC equities.

New York Stock Exchange (NYSE) – Provides real-time quotes through various vendors such as Bridge, Bloomberg, ILX, and Reuters.

Options Price Reporting Authority (OPRA) – Provides real-time quotes through various vendors such as Bridge, Bloomberg, ILX, and Reuters.

The Generation of Credits

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open, as of the close of the regular trading session of the NYSE that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Fund’s net assets by the number of its shares outstanding. The NYSE is open Monday through Friday except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In determining each Fund’s NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Puts and calls are valued at the last sales price therefore, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Fund writes a call, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted (“marked-to-market”) to reflect the current market value of the call. If a call written by a Fund is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Fund expires on its stipulated expiration date or if a Fund enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Fund is exercised by it, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of them most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

HOW TO BUY AND SELL SHARES

PURCHASES

Shares of each Fund may be purchased at the net asset value (“NAV”) per share next determined, after receipt of an order by the Fund’s transfer agent. All requests received in good order before 4:00 p.m. ET or the closing of the New York Stock Exchange, which ever occurs earlier (the “cut off time”), will be executed at the NAV computed on that same day.  Requests received after the cut off time (except for legal requests mad on behalf of certain retirement accounts and other omnibus accounts), will receive the next business day’s NAV.  Each Fund will not allow, with its knowledge, and with the exceptions noted in the previous sentence, illegal “Late Trading” of its shares.  Although each Fund will use its best efforts to prevent illegal “Late Trading” there can be no assurance that it will always be successful in doing so.

REDEMPTIONS

You have the right to sell (“redeem”) all or part of your shares on any day the Funds are open. Shares will be redeemed at the NAV next computed following the receipt of your redemption request in good order. To be considered in “good order”, all written requests must include an account number, amount of transaction, signature of all owners signed exactly as registered on the account. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $50,000 or more, the signature(s) must be guaranteed by an eligible guarantor institution, which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or credit union that is authorized by its charter to provide a signature guarantee. The Funds’ transfer agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. Further documentation may be required from corporations, administrators, executors, personal representatives, trustees and custodians.

Redemption of shares, or payment for redemptions, may be suspended at times (a) for any period during which trading on the NYSE is restricted or such exchange is closed, other than customary weekend and holiday closings, (b) for any period during which an emergency exists as a result of which disposal of securities or determination of the NAV of the Fund is not reasonably practicable, or (c) during any period when the SEC, by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

REDEMPTIONS IN KIND

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such request is large enough to affect operations. For example, if the request is greater than $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued at the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

TAXES

IN GENERAL

The following discussion is a summary of certain federal income tax considerations generally affecting the Trust, the Funds of the Trust, and the actual or prospective shareholders of one or more of the Funds.  The discussion does not purport to be a complete discussion of the federal income tax consequences of an investment in the Funds and is not intended to constitute tax advice to any person.  The discussion does not address the tax consequences of investing in any Fund under the laws of any state or local government, or the laws of any foreign jurisdiction.  The discussion below does not apply to any specific category of investor or to all categories of investors, some of which may be subject to special rules. Tax issues relating to the Trust generally are not a consideration for shareholders such as tax-exempt entities and tax advantaged retirement vehicles such as an IRA or 401(k) plan.  PERSONS WHO INVEST OR ARE CONSIDERING INVESTING IN THE FUNDS ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS.

DISTRIBUTIONS

Distributions of net investment income.  The Funds receive income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. The Funds are permitted to pass-through to its shareholders who are individuals, to be taxed at the applicable capital gains rates, “qualified dividends” the Funds receive.  A “qualified dividend” for this purpose is generally a dividend the Funds receive from a corporation organized under U.S. law, the law of a U.S. possession, or the law of a so-called qualified foreign country (other than a corporation that is a “passive foreign investment company” in the year, or the year immediately preceding the year, in which the corporation distributes the dividend to the Funds, if the foreign country has an income tax treaty with the United States that contains an “adequate” information sharing provision.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to United States withholding tax on distributions the Funds make.

DISTRIBUTIONS OF CAPITAL GAINS

Capital gain distributions. The Funds may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Funds. For taxable years beginning before January 1, 2011, the reduced rate applicable to net capital gains applies to capital gain dividends (net long-term capital gains over short-term capital losses) paid by a Regulated Investment Company from the sale of portfolio securities.  Distributions from net short-term capital gains are taxable to you as ordinary income and do not qualify for the reduced rates applicable to long-term capital gains, but are eligible for the reduced ordinary income rates applicable to individuals.  Any net capital gains the Funds realize generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Funds.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

The Funds will inform you of the amount of your income dividends (including “qualified dividends” if you are an individual) and capital gain distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year. If you have not owned your Funds’ shares for a full year, the Funds may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Funds. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

Each Fund intends to elect and qualify or has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board reserves the right not to elect or maintain regulated investment company status for the Funds if it determines this course of action to be beneficial to shareholders. In that case, the Funds would be subject to federal corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Funds’ earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid Federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts:

•

98% of its taxable ordinary income earned during the calendar year;

•

98% of its capital gain net income earned during the twelve month period ending October 31; and

•

100% of any undistributed amounts of these categories of income or gain from the prior year.

The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES

Redemptions. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that, within 30 days before or after the date on which you redeem your shares, you buy other shares in a Fund (through reinvestment of dividends or otherwise). Any loss disallowed under these rules should be added to your tax basis in your newly acquired shares.  Please consult your tax-advisor for further information.

U.S. GOVERNMENT SECURITIES

The income earned on certain U.S. government securities is exempt from state and local income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Funds. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Funds will qualify for the dividends-received deduction (an “eligible dividend”). Corporate shareholders may be allowed to deduct these eligible dividends, thereby reducing the tax that they otherwise would be required to pay. The dividends-received deduction is available only with respect to eligible dividends designated by the Fund as qualifying for this treatment. Eligible dividends generally are limited to dividends a domestic corporation distributes to the Funds.  All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

A Fund may invest in REITs.  A REIT is a corporation or a business trust that would otherwise be taxed as a corporation except that it meets certain requirements of the Code.  In general, the Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a “pass-through” vehicle for federal income tax purposes.  In order to qualify as a REIT, a company must meet certain income and distribution tests (among other items).  REITs generally do not produce qualified dividend income.

INVESTMENT IN COMPLEX SECURITIES

The Funds may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount, timing and/or tax character of income distributed to you.

Derivatives and similar instruments. If a Fund invests in certain options, futures, forwards, or foreign currency contracts, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

Additionally, a Fund’s transactions in foreign currencies, foreign currency denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of a foreign currency.

Constructive sales. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position”, causing it to realize gain, but not loss, on the position.

Leverage.  If a Fund utilizes leverage through borrowing, it may be restricted by loan covenants with respect to the declaration of, and payment of, dividends in certain circumstances. Limits on the Fund’s payments of dividends may prevent the Fund from meeting the distribution requirements, described above, and may, therefore, jeopardize the Fund’s qualification for taxation as a regulated investment company and possibly subject the Fund to the 4% excise tax. The Fund will endeavor to avoid restrictions on its ability to make dividend payments.

Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes. Securities acquired as part of a “hedging transaction” may not be treated as a capital asset, and any gain or loss on the sale of these securities would be treated as ordinary income (rather than capital gain) or loss.  This rule could apply to any offsetting positions the Fund enters into to reduce its risk of loss.

Securities purchased at discount. A Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up, or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Each of the investments described above is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by the Fund and distributed to you.

Tax Attributes. At October 31, 2009, capital loss carry-forwards available to offset future capital gains, if any, are as follows:

Fund	Expiration Date October 31, 2013	Expiration Date October 31, 2014	Expiration Date October 31, 2015	Expiration Date October 31, 2016	Total
Dunham Corporate/ Government Bond Fund
Dunham High-Yield Bond Fund
Dunham Monthly Distribution Fund
Dunham Appreciation & Income Fund
Dunham Large Cap Value Fund
Dunham Real Estate Stock Fund
Dunham International Stock Fund
Dunham Small Cap Value Fund
Dunham Large Cap Growth Fund
Dunham Small Cap Growth Fund

BACKUP WITHHOLDING

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to backup withholding with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of the Fund. An individual’s taxpayer identification number is his or her social security number. Backup withholding is not an additional tax and will be credited against a taxpayer’s regular Federal income tax liability.

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting and Dougherty, LLP whose address is 1835 Market Street, 26th floor, Philadelphia, PA 19103, serves as the Funds’ independent registered public accounting firm providing audit and tax services.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Funds’ and the offer and sale of their shares has been provided by Thompson Hine LLP, 312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202.

FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended October 31, 2009, which are included in the Funds’ Annual Report to Shareholders dated October 31, 2009, will be  incorporated  by reference by subsequent amendment .. These financial statements include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent registered public accounting firm’s reports.

APPENDIX A - RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of other terms of the contract over long periods may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger present with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

     A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness that, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

     BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

     BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt, however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

     B. Debt rated B has a greater vulnerability to default bit presently has the capacity to meet interest and principal payments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     CCC. Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

DESCRIPTION OF FITCH'S MUNICIPAL BOND RATINGS

     Debt rated “AAA”, the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     Debt rated “AA” is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

     Debt rated “A” is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings.

     Debt rated “BBB” is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment.

     Debt rated “BB” is considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     Debt rated “B” is considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     Debt rated “CCC” has certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

     Moody's ratings for state and municipal notes and other short-term loans are designated “Moody's Investment Grade” (“MIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing. Symbols used will be as follows:

     MIG-l/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

     Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

     SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2. Satisfactory capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated Prime-l by Moody's are judged by Moody's to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well insured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

     Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper rated A by S&P have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issuers rated A are further refined by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Those issuers rated A-1 that are determined by S&P to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

APPENDIX B- PROXY VOTING FOR THE SUB-ADVISERS

[MARVIN & PALMER’S PROXY VOTING POLICY TO BE INSERTED]

PROXY VOTING POLICY & PROCEDURES

Arrowstreet Capital, Limited Partnership (“Arrowstreet”) has adopted this Policy and related procedures to provide for voting of securities held in client accounts consistent with its fiduciary duty of care and loyalty and in a manner consistent with the best interest of the client and, in the case of benefit plans subject to ERISA, in the best interest of the plan participants and beneficiaries.

Accounts Subject to this Policy

This Policy applies to all client securities for which Arrowstreet has discretionary voting authority. This Policy does not apply to securities held in any client account to the extent voting authority is retained by the client or directed by the client to be exercised by another party.

In any case where Arrowstreet has discretionary authority to manage a client’s account but the agreement governing the client’s account does not expressly address voting authority, Arrowstreet will exercise voting authority under this Policy until the agreement with the client expressly provides otherwise. In any case where Arrowstreet does not have discretionary authority to manage the investments in an account and the agreement governing the account does not expressly address voting authority, Arrowstreet will not exercise such authority.

Policy to Delegate to Third Party Voting Service

Arrowstreet believes that, due to the particular features of Arrowstreet’s management style and organization, it is in the best interests of its clients for Arrowstreet to use a third party service provider to assist in fulfilling its voting responsibilities.  Accordingly,  Arrowstreet has currently delegated Institutional Shareholder Services (“ISS”), the responsibility to:

•

Monitor events affecting the issuers of client securities as required to cast informed votes;

•

Make decisions on voting client securities and vote the securities in a timely fashion; and

•

Maintain all records concerning the foregoing required by the Securities and Exchange Commission, the Department of Labor and otherwise with respect to Arrowstreet’s clients.

ISS maintains a set of proxy voting guidelines that describe in greater detail how it generally votes specific issues for Arrowstreet’s clients.  While it is not an exhaustive list, it is intended to serve as the foundation on which ISS makes most of its proxy voting decisions.  The guidelines are available to clients upon request.  Arrowstreet will review ISS’s proxy voting policy and guidelines from time to time to determine if votes cast on behalf of Arrowstreet’s clients are consistent with its stated policy and guidelines.  Clients may contact Arrowstreet’s Compliance Officer by calling 617-919-0000 or via e-mail at regcompliance@arrowstreetcapital.com for a copy of ISS’s current guidelines or to obtain a record of how the proxies were voted for their account.

Client Voting Directions

Arrowstreet does not generally accept directions or guidelines from clients regarding the voting of securities held in their accounts other than to assign the responsibility for voting to a third party service selected by either the client or Arrowstreet. Arrowstreet recommends that any client wishing to direct the voting of its securities should either retain the voting authority itself or grant such authority to another party. Any such action must be reflected in the client’s account agreement.  Arrowstreet may accept client voting directions or guidelines only with the approval of the Coordinator, as defined below. If the Coordinator agrees that Arrowstreet may accept voting directions from a particular client, the Coordinator will establish a mechanism to ensure that those directions are considered when the client’s securities are voted.

Limitations on Exercising Right to Vote

The following are limitations on Arrowstreet’s and its third party provider’s ability to vote proxies on behalf of clients:

•

Shareblocking Markets -  Arrowstreet may in certain cases refrain from voting if voting could potentially restrict Arrowstreet’s ability to sell out of a particular name for a certain duration.  This is often the case in markets that follow the practice of “shareblocking”.  Since voting rights or trading rights can be affected in securities held in shareblocking markets, Arrowstreet generally instructs ISS to refrain from voting in shareblocking markets.

•

Securities Lending - Certain clients engage in securities lending programs, under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation.  As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy.  Because neither Arrowstreet nor ISS are generally aware of when a security may be on loan, these securities cannot generally be recalled prior to the record date, and, therefore, in most cases, the shares on loan will not be voted.

Conflicts of Interest

Arrowstreet manages the assets of various public and private company clients, and may invest in the equity securities of certain public companies on behalf of its clients.1

It is Arrowstreet’s general policy not to invest in private securities such as Rule 144A securities.  If a portfolio were to hold a private security, however, and a proxy needed to be voted, we would vote in accordance with our established proxy voting policy including our process for voting securities where a conflict of interest was present. that the potential for conflicts of interest could arise in situations where it has discretion to vote client proxies and where it has material business relationships2 or material personal/family relationships3 with these issuers (or with a potential target or acquirer, in the case of proxy vote in connection with a takeover). Arrowstreet also believes that although the potential for abuse in this area is extremely unlikely since the proxy voting function has been delegated to its third party voting service, it is still important to be mindful of potential conflicts.  To address these potential conflicts Arrowstreet has established a Proxy Voting Committee (“the Committee”).  The Committee consists of the Partner, Finance and Compliance and designated Compliance Officers.  The Committee will use reasonable efforts to determine whether a potential conflict may exist, including maintaining a list of clients with whom Arrowstreet has a material business relationship.  However, a potential conflict will be deemed to exist only if one or more of the members of the Committee actually knows of the potential conflict.  The Committee will work with ISS to oversee the proxy voting process for securities where it is believed that there may be a potential conflict, and will document ISS’s rationale for its voting decision.

It is Arrowstreet’s policy not to accept any input from any other person or entity in connection with proxy voting decisions. In the event that an Arrowstreet employee is contacted by any person or entity, other than ISS or through standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event will be reported to the Compliance Officer and will be documented.  Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of clients’ investments.

2 For purposes of this proxy voting policy, a “material business relationship” is considered to arise in the event a client has contributed more than 10% of Arrowstreet’s annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year. 3

For purposes of this proxy voting policy, a “material personal/family relationship” is one that would be reasonably likely to influence how proxies are voted.  To identify any such relationships, the Proxy Voting Committee will obtain information on a regular basis about (i) senior executives and directors, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuers.

Proxy Voting Procedures

Arrowstreet’s Proxy Coordinator

Arrowstreet’s proxy coordinator (“Coordinator”) will be one or more individuals appointed by the Board of Directors from time to time.  The Coordinator will be responsible for implementing this Policy.  In general, the Coordinator will:

•

investigate and select one or more third party voting services;

•

monitor the performance of the third party voting service(s) used by Arrowstreet for compliance with this Policy;

•

provide for necessary recordkeeping and client disclosures;

•

monitor the relevant operations of Arrowstreet and its custodians, including the operation of this Policy; and

•

report periodically to the Board of Directors on the operation of this Policy and make recommendations for any changes to the Board of Directors.

The Coordinator may delegate any of his or her responsibilities to other Arrowstreet personnel, provided that the Coordinator exercises such oversight and control as to ensure compliance with this Policy.

Coordination with Custodian

The Coordinator will provide for coordination between Arrowstreet, the custodian(s) of all client accounts subject to this Policy, and the respective third party service provider(s) to facilitate the delivery of all proxies and related materials for the respective client securities in a timely manner.

Interpretation; Waivers; Amendment

The Coordinator may, subject to the oversight of the Board of Directors, interpret this Policy and adopt additional procedures for its administration.  The Coordinator may waive any provision of this Policy in any particular case if consistent with the goals of the Policy.  The Board of Directors may amend this Policy in any respect.  All such actions will be in compliance with SEC Rule 206(4)-6 or any successor provision.

Third Party Voting Services

•

Initial Investigation - Before engaging a third party voting service, the Coordinator will make reasonable inquiry to ensure that the voting policies of the service provider are consistent with the client’s best interests. Such inquiry will include a review of the service’s qualifications and capacity to perform the services required, its policies and procedures for monitoring corporate events and making voting decisions, and its procedures for resolving material conflicts between its interests and those of the client accounts for which it votes.

•

Recordkeeping; Reporting - The Coordinator will obtain the commitment of any such third party service provider to produce its policies and all applicable voting records as promptly as necessary for Arrowstreet to comply with its regulatory and client obligations.

•

Periodic Monitoring - The Coordinator’s periodic review of the operation of this Policy will include monitoring the performance of each third party service provider retained by Arrowstreet to ensure, among other things, that client securities are actually being voted in accordance with the provider’s stated policies and that any changes to such policies are in the clients’ best interest.

Disclosure to Clients

Arrowstreet will make disclosure to clients of this Policy and how they may obtain information on how Arrowstreet voted with respect to their securities.

Recordkeeping

The Coordinator will provide that the following records related to the implementation of this Policy to be maintained by Arrowstreet or, subject to appropriate commitments to provide the same upon request, its third party service provider in the manner and for such period as is required by SEC Rule 204-2:

•

Copies of all proxy voting policies and procedures;

•

A copy of each proxy statement received regarding client securities, other than any that is available via the SEC’s EDGAR system;

•

A record of each vote cast by or on behalf of Arrowstreet with respect to client shares;

•

A copy of each written client request for information on how Arrowstreet or its third party service provider voted that client’s shares, and a copy of any written response by Arrowstreet to any written or oral client request for such information; and

•

A copy of each document prepared by Arrowstreet material to making a decision on how to vote proxies on behalf of a client, or that records the basis for the decision.

Amended January 2008

Calamos Partners LLC

Calamos Wealth Management LLC

Proxy Voting Policies and Procedures

September 20, 2007

Calamos Advisors LLC, Calamos Partners LLC and Calamos Wealth Management LLC (hereinafter collectively referred to as “Calamos”), as an investment adviser to clients who have granted them proxy voting discretion (including, in the case of Calamos Advisors LLC the Calamos mutual funds and closed-end funds (the “Funds”)), have adopted these proxy voting policies and procedures to help satisfy its fiduciary duties relating to proxy voting.  Calamos recognizes the importance of maximizing and protecting the interests of its clients through its voting practices and of helping build stronger corporate governance within the companies in which its clients invest.  To that end, these policies and procedures seek to further the voting of proxies in the best interests of our clients as investors.

I.

Responsibility of Calamos to Vote Proxies

A.

Delegation of Duties  Calamos has delegated its administrative duties with respect to analysis and voting proxies to its Proxy Group of its Risk Management Group within Portfolio Management Department (the “Proxy Group”) and to its Corporate Actions Group within the Portfolio Management Department (“Corporate Actions”).

B.

Responsibilities of the Proxy Group The Proxy Group’s duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including the Calamos Funds and any separate accounts managed by Calamos) that has delegated proxy voting administrative responsibility to Calamos and recommending how proxy votes should be cast. Unless otherwise directed by the client, the Proxy Group seeks to vote all proxies in the best interests of the client in terms of the perceived effect of the vote on the value of the client’s investment. The Proxy Group shall have responsibility for:

(i) reviewing proxy statements for issuers in which Advisory Clients and/or the Calamos Funds invest;

(ii) reviewing any and all relevant other information provided by the issuer or third parties regarding any proposals; and

(iii) making a recommendation as to how shares should be voted.

C.

Responsibilities of Corporate Actions Based on the guidance provided by the Proxy Group, Corporate Actions will process proxy votes on behalf of, and vote proxies solely in the interests of, the Calamos Funds, separate account clients, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility to Calamos. Corporate Actions shall have responsibility for:

(i) identifying potential conflicts of interest and referring them to the Proxy Review Committee for resolution (as described in Section III, below);

(ii) maintaining appropriate records pursuant to these procedures and SEC rules;

(iii)

voting proxies as directed by the Proxy Group or Proxy Review Committee; and

(iv)

overseeing the voting process.

D.

Voting of Proxies  All proxies received by the Proxy Group will be voted by Corporate Actions based upon Calamos' instructions and/or policies. To assist it in analyzing proxies, Calamos subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. Although ISS' analyses are thoroughly reviewed and considered in making a final voting decision, Calamos does not consider recommendations from ISS, or any other third party, to be determinative of Calamos' ultimate decision. As a matter of policy, the officers, directors and employees of Calamos and the Proxy Group will not be influenced by outside sources whose interests conflict may with the interests of Advisory Clients.

E.

Voting of Proxies on Securities Not Held The Proxy Group will also decide whether to vote proxies for securities that are sold following a record date, but before a shareholder meeting date. In most cases, Calamos will not vote securities not held on the shareholder meeting date.  The Proxy Group may, however, consider various factors in deciding whether to vote such proxies, including Calamos' long-term view of the issuer's securities for investment.

F.

Securities Lending  Certain Calamos Funds and Advisory Client accounts may participate in securities lending programs with various counterparties.  If a fund or account participates in a securities lending program, the Proxy Group may attempt to recall the portfolio securities and vote proxies relating to such securities under certain circumstances.  For example, if the Proxy Group determines that the votes involve matters that could have a material effect on the fund’s or account’s investment in such loaned securities.  There can be no guarantee that any such securities can be retrieved for such purpose. With respect to securities lending transactions, the Proxy Group seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.  As a result, Calamos generally will not attempt to recall portfolio securities to vote proxies relating to routine matters.

G.

Fund of Funds Calamos Multi-Fund Blend is structured as a fund of funds and invests its assets in shares of other Calamos Funds.  The Proxy Group will vote Calamos Multi-Fund Blend shares in the underlying Calamos Funds in the same proportion as the vote of all other shareholders in the underlying Calamos Fund.

H.

Securities of Foreign Issuers  In certain foreign jurisdictions the voting of proxies on portfolio securities may result in additional restrictions that may have an economic impact or cost to the security holder.  We believe that in some instances the best interest of our clients is served by abstaining or not voting such proxies.  Examples of issues unique to foreign securities include, but are not limited to, the following

(i)

 Share Blocking  In certain non-U.S. jurisdictions, a security holder that votes a proxy is prohibited from selling the security until the meeting for which the proxy has been voted is completed.  This period of time may range from days to weeks.  Since this blocking of sales prevents the sale of a security regardless of market conditions and developments, we believe it increases risk.  Therefore, it often may be in the best interests of our investors not to vote such proxies.  Whether we vote such proxies will be determined on a case by case basis.

(ii)

Lack of Notice or Information Foreign regulations do not standardize the notification period for a proxy vote.  In some instances, the notice period is so short that we cannot research the issues presented.  In instances where we have insufficient notice to permit us to cast a reasoned vote, we will abstain from voting on particular issues or not vote at all.

II.

Conflicts of Interest

A.

Identification of Conflicts of Interest All conflicts of interest will be resolved in the interests of the Advisory Clients. Calamos makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

(i) The issuer is a client of Calamos or its affiliates;

(ii) The issuer is a vendor whose products or services are material or significant to the business of Calamos or its affiliates;

(iii) The issuer is an entity participating, or which may participate, in the distribution of investment products advised, administered or sponsored by Calamos or its affiliates (e.g., a broker, dealer or bank);

(iv) An employee of Calamos or its affiliates, or an immediate family member of such employee, also serves as a director or officer of the issuer;

(v) A director of Calamos Asset Management, Inc. or a Trustee of a Calamos Fund, or an immediate family member of such director or trustee, also serves as an officer or director of the issuer; or

(vi) The issuer is Calamos Asset Management, Inc. or any of its proprietary investment products.

Material conflicts of interest are identified by Corporate Actions based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings.

B.

Establishment and Operation of Proxy Review Committee  In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by Calamos, if any, to a Proxy Review Committee comprised of representatives from Portfolio Management (which may include portfolio managers and/or research analysts employed by Calamos), Operations, Legal and Compliance Departments within Calamos for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with a recommendation regarding the vote for approval.

The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Calamos' clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.

The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Calamos' long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.

C.

Records of Proxy Review Committee Actions The Proxy Review Committee will prepare a Conflicts Report for each situation where a material conflict of interest is identified that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Calamos (other than routine communications from proxy solicitors) with respect to the proposal not otherwise reported. The Conflicts Report will also include written confirmation that any recommendation provided under circumstances where a conflict of interest is found to exist was made solely on the investment merits and without regard to any other consideration.

III.

Voting Guidelines

A.

General Proxy Voting Guidelines  Calamos has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Calamos reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Calamos may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Calamos anticipate all future situations. Corporate governance issues are diverse and continually evolving and Calamos devotes significant time and resources to monitor these changes.  Calamos generally will not vote proxies for securities over which we do not have trading authority that may be held in Advisory Client accounts. In such instances, we will forward the proxy to the Advisory Client to vote.

B.

Specific Matters Submitted to Shareholders Calamos' proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Calamos' organization, including Portfolio Management, Legal, Compliance, and Calamos' officers. The Board of Trustees of the Calamos Funds is asked to approve the proxy voting policies and procedures annually.

One of the primary factors Calamos considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Calamos considers in determining how proxies should be voted. However, Calamos does not consider recommendations from management to be determinative of Calamos' ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Calamos will not support the position of a company's management in any situation where it determines that the support of management's position would adversely affect the investment merits of owning that company's shares.

The following guidelines reflect what Calamos believes to be good corporate governance and behavior:

1.

Corporate Governance and Structure

a. Board of Directors/Trustees The election of directors and an independent board are vital to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management.  In many cases this may be best accomplished by having a majority of independent board members.  Although we will examine board member elections on a case-by-case basis, Calamos generally supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors.  For all other votes regarding boards of directors, we will vote on a case-by-case basis.

b. Ratification of Auditors In light of several high profile accounting scandals, Calamos will closely scrutinize the role and performance of auditors. On a case-by-case basis, Calamos will examine proposals relating to non-audit relationships and non-audit fees. Calamos will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

c. Merger, Acquisitions, Reincorporation and Other Transactions  Companies ask their shareholders to vote on an enormous variety of different types of transactions, including mergers, acquisitions, reincorporations and reorganizations involving business combinations, liquidations and the sale of all or substantially all of a company’s assets.  Voting on such proposals involves considerations unique to each transaction.  Therefore, we will vote on proposals to effect these types of transactions on a case-by-case basis.

d. Anti-Take Over Measures and Shareholder Voting Rights  Calamos generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Calamos conducts an independent review of each anti-takeover proposal. On occasion, Calamos may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Calamos generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Calamos will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Calamos will generally vote against any proposal to issue stock that has unequal or subordinate voting rights.

e. Capital Structure  Calamos realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Calamos will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Calamos will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Calamos will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Calamos will review proposals seeking preemptive rights on a case-by-case basis.

f.  Social and Corporate Policy Issues As a fiduciary, Calamos is primarily concerned about the financial interests of its Advisory Clients. Calamos will generally give management discretion with regard to social, environmental and ethical issues although Calamos may vote in favor of proposals regarding those issues that are believed to have significant economic benefits or implications.

g. Global Corporate Governance Calamos manages investments in countries worldwide. Many of the tenets discussed above are applied to Calamos' proxy voting decisions for international investments. However, Calamos must be flexible in these worldwide markets and must be mindful of the varied market practices of each region.

2. Executive Compensation and Option Plans  A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Accordingly, proxy votes should be used to encourage the use of reasonably designed compensation plans that promote such alignment by providing officers and employees with an incentive to increase shareholder value.  Calamos evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Calamos may review the ISS quantitative model utilized to assess such plans.  Severance compensation arrangements will be reviewed on a case-by-case basis, although Calamos will oppose "golden parachutes" that are considered excessive. Calamos will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

3. Other Business Matters  Many proxy statements include the approval of routine business matters, such as changing the company’s name, and procedural matters relating to the shareholder meetings.  Generally these routine matters do not materially affect shareholder interests adversely and are best left to the board of directors and senior management of the company.  Thus, we will generally vote for board-approved proposals seeking to approve such matters.

IV.

Record Retention and Disclosure

A.

Record Retention  Corporate Actions shall be responsible for collecting and maintaining proxy related information on each vote cast as required by applicable law unless such function is outsourced.  Such information shall include (i) the name of the shareholder whose proxy is being voted; (ii) the name of the company; (iii) the exchange ticker symbols of the company; (iv) CUSIP number; (v) proxy statements; (vi) shareholder meeting date; (vii) brief identification of the matter voted on; (viii) whether the matter was proposed by the company or by a security holder; (ix) whether a vote was cast on the matter; (x) how the vote was cast (e.g., for or against proposal, or abstained, for or withheld regarding election of directors); (xi) whether the vote was cast for or against management; (xii) Conflicts Reports; and (xiii) any information created by Calamos or a third party needed by the Committee to make a voting determination.  The above information shall be maintained in an easily accessible place for a period of not less than six years from the end of the fiscal year in which the information was created, with the first two years in an appropriate office of Calamos unless record retention is outsourced.

B.

Disclosure Corporate Actions shall be responsible for appropriately disclosing proxy voting information, including these policies and procedures, the voting guidelines and the voting records of the Funds or clients as may be required by applicable law. Corporate Actions, in conjunction with legal staff responsible for coordinating Calamos Fund disclosure, will file all required Forms N-PX, on a timely basis with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonable practicable after filing Form N-PX with the SEC. Corporate Actions, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.

V.

Reports to the Funds’ Boards and Non-Investment Company Clients of Calamos

Corporate Actions shall provide proxy information to each Board of Trustee of the Funds as such Board may request from time to time.

For non-investment company clients of Calamos, Corporate Actions shall appropriately respond in writing to all written client requests for information on how it voted on behalf of the client.  Such written request along with any written response to such written request or oral client request shall be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year, with the first two years in an appropriate office of Calamos.

8

C.S. McKee, L.P.

WSP 5  Proxy Policy

WSP 5.1  Objective

The objective of our proxy voting process is to maximize the long-term investment performance of our clients

WSP 5.2  Policy

It is our policy to vote all proxy proposals in accordance with management recommendations except in instances where the effect of particular resolutions could adversely affect shareholder value.  In such cases, it is our policy to vote against these proposals.  Examples of proposals which could negatively impact shareholder interest include, but are not limited to the following:

1.

Anti-takeover amendments such as fair price provisions and staggered board provisions.

2.

Poison pill provisions designed to discourage another entity from seeking control.

3.

Greenmail attempts.

4.

Golden parachutes and related management entrenchments measures.

5.

Oversized stock option grants and strike price revisions.

WSP 5.3 Procedures

Our procedure for processing proxy statements is as follows:

1.

Upon receipt, all proxy material will be forwarded to the Investment Administrative Assistant for his/her review.  Specifically, proxies will be reviewed for material conflict of interest and in such cases will be addressed by the Compliance Department to ensure that resolutions are voted in the best interest of shareholders.

2.

If the proxy proposals are routine and contain no proposals adverse to the investment interests of our clients, the Investment Administrative Assistant will vote the resolutions in favor of management.  The vote will be reviewed and signed by the CIO.

3.

If non-routine proposals or proposals considered to have a potentially negative investment performance impact are discovered, the Chief Investment Officer will review the particular resolutions thoroughly with the equity manager responsible for the investment.

4.

After this review, if the Chief Investment Officer determines that specific proposals could have a negative investment performance effect, they will vote against those proposals.

5.

The Chief Investment Officer will review any exceptional provisions which are of significant investment interest with the Chief Executive Officer before voting on those issues.

6.

Copies of all proxy material, along with our voting record, will be maintained by the Investment Administrative Assistant and can be obtained by emailing info@csmckee.com.

7.

The Chief Investment Officer will review our proxy voting record with the Chief Executive Officer annually, or more often if necessary.

WSP 5.4   Authorization to Vote Proxies

The default will be for McKee to Vote all Proxies.

Clients must notify McKee in writing if they do not want us to vote proxies.  These notifications will be kept on file

Denver Investment s Proxy Voting Policy

Denver Investment s , unless otherwise directed by our clients, will make reasonable attempts to research, vote and record all proxy ballots for the security positions we maintain on our clients’ behalf.  To execute this responsibility to the highest standard, Denver Investments relies heavily on its subscription to RiskMetrics Group. RiskMetrics Group provides proxy research and recommendations, as well as automated voting and record keeping, through its ISS Governance Services (“ISS”). Although RiskMetrics Group offers other consulting services to companies that it also makes proxy vote recommendations on, we review their policies and certain reports regarding its internal controls a minimum of once per year and will only use RiskMetrics Group as long as we deem it independent.

We review ISS’ Proxy Voting Guidelines at least annually and follow their recommendations on most issues for shareholder vote.  Subcategories within the guidelines include:

1)

Operational Items

2)

Board of Directors

3)

Proxy Contests

4)

Anti-takeover Defenses and Voting Related Issues

5)

Mergers and Corporate Restructurings

6)

State of Incorporation

7)

Capital Structure

8)

Executive and Director Compensation

9)

Corporate Social Responsibility Issues

10)

Mutual Fund Proxies

11)

Global Proxy Voting Matters

In the rare instance where our portfolio research or security Analyst believes that any ISS recommendation would be to the detriment of our investment clients, we can and will override the ISS recommendation through a manual vote.  The final authorization to override an ISS recommendation must be approved by the CCO or a member of the Management Committee other than the Analyst. A written record supporting the decision to override the ISS recommendation will be maintained.

Special considerations are made for stocks traded on foreign exchanges.  Specifically, if voting will hinder or impair the liquidity of these stocks, Denver Investments will not exercise its voting rights.

For any matters subject to proxy vote for mutual funds in which Denver Investments is an affiliated party, Denver I nvestments will vote on behalf of clients invested in such mutual funds in accordance with ISS, with no exceptions.

Client information is automatically recorded in ISS’ system for record keeping.  ISS provides the necessary reports to prepare the Form N-PX annually.

Policy in Regards to the Voting of Proxies

Introduction

This statement sets forth the Firm’s policy with respect to the exercise of voting authority in connection with proxy proposals, amendments, consents, corporate actions, class action participation (“Proxy Discretion”) with respect to securities held by the Firm’s Clients.

Policy Statement

The Advisers Act requires the Firm to, at all times, act in the best financial interest of the Clients.  To this end, the Firm has adopted and implemented these Proxy Policies and Procedures which are designed to result in voting proxies for the benefit of Clients in order to enhance the value of the securities in Client portfolios. The financial interest of the Clients is the primary consideration when exercising Proxy Discretion taking into account the surrounding facts and circumstances as more fully set forth herein.

Basic Standards

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Firm considers it to be our fiduciary duty to preserve and protect the assets of the Clients, including exercising Proxy Discretion, for their benefit.  Accordingly, it is Firm policy to exercise Proxy Discretion in a prudent and diligent manner and to base decisions on our reasonable judgment of what will serve the best financial interest of the Clients, after taking into account relevant factors, including, among others,:

•

Impact on the value of the securities

•

Anticipated costs and benefits associated with the proposal

•

Effect on liquidity

•

Customary industry and business practices

In those cases where a Client is deemed to be “plan assets”, the beneficial owners of the security are deemed to be the participants in the employee benefit plans for which we act as investment manager.  In those cases where securities are on loan, the Firm as the lender cannot and does not exercise Proxy Discretion for such securities.

There is no per se rule regarding what is a correct decision when exercising Proxy Discretion.  Accordingly, as in other areas relating to prudent investing, our decision is based on our good faith analysis and judgment in the context of the surrounding facts and circumstances in question.  In determining our vote, however, we will not and do not subordinate the financial interests of our Clients to any other entity or interested party.

Conflicts of Interest

At times, conflicts may arise between the interest of the Clients on the one hand, and the interests of the Firm on the other hand.  Examples of conflicts of interest include:

•

The Firm manages a pension plan or assets for a company that is also soliciting proxies.

•

The Firm has a material business relationship with a proponent of a proxy proposal.

•

The Firm or any of its principals or employees have a personal relationship with participants in a proxy contest.

If the Firm has determined that it has or may be perceived to have a conflict of interest when voting a proxy, the Firm will address matters involving such a conflict of interest as follows:

1.

If the proposal is addressed by the specific policies herein, the Firm will vote in accordance with such policies.

2.

If the Firm believes it is in the best economic interests of the Clients to depart from such policies, the Firm may depart from such policies, provided that, (a) it has documented its rationalization for such vote, and (b) consulting with the Compliance Officer who will advise as to a reasonable resolution of the conflict.

We will use commercially reasonable efforts to determine whether a potential conflict exists based on current known facts and circumstances.   Any consideration received in connection with the exercise of Proxy Discretion belongs to the relevant Client and will not be retained by Firm, its employees, or affiliates.

Proxy Discretion Procedures

The Compliance Officer/Chief Compliance Officer is responsible for the administration of Proxy Discretion and the actual voting of the proxies in an accurate and timely manner.  The PM or his designee is responsible for making all proxy voting decisions in accordance with these policies and procedures.  In this capacity, the Compliance Officer/Chief Compliance Officer is responsible for and performs the following functions:

•

Receive proxy materials or notices from prime brokers

•

Determine the number of shares held by Clients as of the record date

•

Exercise Proxy Discretion consistent with this policy on routine matters or consult with the PM or his designee  for decision on non-routine matters

•

Record the Proxy Discretion decision

•

When relevant, record the rationale provided by the PM or his designee and

•

When requested, provide Clients with a report of Proxy Discretion exercised with respect to their positions

In order to facilitate the proxy voting process, Pier has engaged ADP, an independent proxy voting service (the "Proxy Service") to vote proxies for the Funds on Pier’s behalf. The Proxy Service allows Pier to vote according to our guidelines as set forth and review reports indicating how individual votes have been cast.  The Proxy Service does not automatically cast votes for Pier. Pier must enter its vote into the Proxy Service system. The Proxy Service then casts the vote on Pier’s behalf.

Standing Instructions

To facilitate the timely and complete administration of proxies, the Firm has developed the following standing instructions for the exercise of Proxy Discretion which it believes is in the best economic interest of the Clients.

Unless otherwise advised by the portfolio manager, all proxies will be voted in accordance with the recommendations of management unless in the portfolio manager’s opinion such recommendation is not in the best financial interest of the Clients. This standing instruction is consistent with Firm’s investment process which generally evaluates the quality and commitment of management.

We may abstain from voting if we conclude that the effect on a Client’s economic interests or the value of the portfolio holding is insignificant or indeterminable.  In making such a decision, the Firm may consider various factors including, (i) costs associated with exercising Proxy Discretion (e.g., translation or travel expenses) and (ii) potential legal restrictions on trading resulting from the exercise of Proxy Discretion.  The firm will not abstain or decide not to vote a proxy if the Client constitutes a Plan.

In the case of social or political responsibility, we believe social and political issues do not enhance shareholder value and generally abstain or vote against such proposals.

Disclosure

The Firm will disclose in Part II of its Form ADV that a copy of this proxy policy is available and will provide details and contact information in order to direct such requests to the appropriate source.  Further, the ADV disclosure will also contain a summary of these policies and procedures and will be updated as necessary to reflect changes.

Delegation

We may delegate our responsibilities under these policies and procedures to a third party provided that we retain final authority and fiduciary responsibility for Proxy Discretion. If we so delegate our responsibility, we shall monitor the delegate’s compliance with our policies and procedures, as may be amended from time to time.

Record Keeping

We maintain the records required to be maintained by the Firm with respect to proxies in accordance with the Advisers Act, generally for a period of five years in an easily accessible place, the first two years in a Firm office.  For proxies, we will maintain or have available to us,

•

Written or electronic copies of each proxy statement,

•

Record of each proxy voting decision,

•

Documents, if any, regarding decisions that were material in making the voting decision,  and

•

A copy of each written request from a Client or investor/limited partner for proxy voting information and our written response.

We may but need not retain proxy statements that we received regarding Client securities to the extent that such proxies are available on the SEC’s EDGAR system.  We may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act.

Review and Changes

We shall from time to time review these policies and procedures and may adopt changes based upon our experience, evolving industry practice and developments in applicable laws and regulations. Unless otherwise agreed to with a Client, we may change these proxy voting policies and procedures from time to time without notice to or approval by any Client.

Clients may request a current version of our proxy policies and procedures as well as information as to how the Firm voted proxies or corporate actions for their respective portfolios by contacting Pier’s Compliance Officer at 203-425-1442. Such copies are provided at no charge and may be delivered electronically in the discretion of the Firm.

The following is the proxy voting policy for Rigel Capital, LLC

2008 U.S. Proxy Voting Guidelines Concise Summary

ISS Governance Services December 21, 2007

Copyright © 2007 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group  is a trademark used herein under license.

ISS Governance Services Concise Summary of 2008 U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2008 Updated Dec. 21, 2007

1. Auditors

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•

An auditor has a financial interest in or association with the company, and is therefore not independent;

•

There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•

Poor accounting practices are identified that rise to a serious level of concern, such as: fraud;  misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•

Fees for non-audit services (“other” fees) are excessive. Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•

The tenure of the audit firm;

•

The length of rotation specified in the proposal;

•

Any significant audit-related issues at the company;

•

The number of audit committee meetings held each year;

•

The number of financial experts serving on the committee; and

•

Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse;

•

Sit on more than six public company boards;

•

Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards. Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•

The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election--any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

•

The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•

The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•

The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•

The full board is less than majority independent. Vote AGAINST or WITHHOLD from the members of the audit committee if:

•

The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•

Poor accounting practices are identified which rise to a level of serious concern, such as: fraud;

•

Misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders,

•

To pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

•

There is a negative correlation between the chief executive’s pay and company performance;

•

The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•

The company fails to submit one-time transfers of stock options to a shareholder vote;

•

The company fails to fulfill the terms of a burn-rate commitment made to shareholders;

•

The company has backdated options (see “Options Backdating” policy);

•

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices

•

May warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

•

The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

o

presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors; -serves as liaison between the chairman and the independent directors; -approves information sent to the board;  -approves meeting agendas for the board;  -approves meeting schedules to assure that there is sufficient time for discussion of all agenda items; -has the authority to call meetings of the independent directors;  -if requested by major shareholders, ensures that he is available for consultation and direct communication;

•

The company publicly discloses a comparison of the duties of its independent lead director and its chairman;

•

The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;

•

Two-thirds independent board;

•

All independent key committees;

•

Established governance guidelines;

•

The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and

•

The company does not have any problematic governance issues. Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

* The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

•

The ownership threshold proposed in the resolution;

•

The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•

Long-term financial performance of the target company relative to its industry;

•

Management’s track record;

•

Background to the proxy contest;

•

Qualifications of director nominees (both slates);

•

Strategic plan of dissident slate and quality of critique against management;

•

Likelihood that the proposed goals and objectives can be achieved (both slates);

•

Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•

The election of fewer than 50 percent of the directors to be elected is contested in the election;

•

One or more of the dissident’s candidates is elected;

•

Shareholders are not permitted to cumulate their votes for directors; and

•

The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•

Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•

No lower than a 20 percent trigger, flip-in or flip-over;

•

A term of no more than three years;

•

No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:

•

The reasons for reincorporating;

•

A comparison of the governance provisions;

•

Comparative economic benefits; and

•

A comparison of the jurisdictional laws.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

•

Rationale;

•

Good performance with respect to peers and index on a five-year total shareholder return basis;

•

Absence of non-shareholder approved poison pill;

•

Reasonable equity compensation burn rate;

•

No non-shareholder approved pay plans; and

•

Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•

It is intended for financing purposes with minimal or no dilution to current shareholders;

•

It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.  Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•

The total cost of the company’s equity plans is unreasonable;

•

The plan expressly permits the repricing of  stock options without prior shareholder approval;

•

There is a disconnect between CEO pay and the company’s performance;

•

The company’s three year burn rate exceeds the greater of 2%  and the mean plus one standard deviation of its industry group; or

•

The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices:

•

Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);

•

Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);

•

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);

•

Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;

•

New CEO with overly generous new hire package (e.g., excessive “make whole” provisions);

•

Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay; -Severance paid for a “performance termination,” (i.e., due to the executive’s failure to perform job functions at the appropriate level); -Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

•

Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process,  retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);

•

Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);

•

Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.  Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•

Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•

Vesting schedule or mandatory holding/deferral period:
-A minimum vesting of three years for stock options or restricted stock; or
-Deferred stock payable at the end of a three-year deferral period.

•

Mix between cash and equity: -A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or

•

If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•

No retirement/benefits and perquisites provided to non-employee directors; and

•

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table.  The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•

Purchase price is at least 85 percent of fair market value;

•

Offering period is 27 months or less; and

•

The number of shares allocated to the plan is 10 percent or less of the outstanding shares. Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•

Purchase price is less than 85 percent of fair market value; or

•

Offering period is greater than 27 months; or

•

The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•

Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•

Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•

Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•

No discount on the stock price on the date of purchase since there is a company matching contribution. Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•

Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);

•

Length of time of options backdating;

•

Size of restatement due to options backdating;

•

Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•

Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:

•

Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•

Rationale for the re-pricing--was the stock price decline beyond management's control?

•

Is this a value-for-value exchange?

•

Are surrendered stock options added back to the plan reserve?

•

Option vesting--does the new option vest immediately or is there a black-out period?

•

Term of the option--the term should remain the same as that of the replaced option;

•

Exercise price--should be set at fair market or a premium to market;

•

Participants--executive officers and directors should be excluded. If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.  Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule.  Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•

Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•

There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants. Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders.  Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders.  The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•

Eligibility;

•

Vesting;

•

Bid-price;

•

Term of options;

•

Transfer value to third-party financial institution, employees and the company. Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Compensation Consultants--Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's compensation plan for senior executives. The proposal should have the following principles:

•

Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•

Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•

Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•

What aspects of the company’s annual and long-term equity incentive programs are performance-driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•

Can shareholders assess the correlation between pay and performance based on the current disclosure?

•

What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives.  Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards.  Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program.  If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal.  Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design.  If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives.  These principles include:

•

Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;

•

Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;

•

Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;

•

Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;

•

An executive may not trade in company stock outside the 10b5-1 Plan.

•

Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:

•

If the company has adopted a formal recoupment bonus policy; or

•

If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.  Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•

The triggering mechanism should be beyond the control of management;

•

The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

9. Corporate Social Responsibility (CSR) Issues

Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:

•

Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;

•

Whether the company has adequately disclosed the financial risks of the lending products in question;

•

Whether the company has been subject to violations of lending laws or serious lending controversies;

•

Peer companies’ policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•

The existing level of disclosure on pricing policies;

•

Deviation from established industry pricing norms;

•

The company’s existing initiatives to provide its products to needy consumers;

•

Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:

•

The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;

•

The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•

The company has not been recently involved in relevant significant controversies or violations. Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:

•

Current regulations in the markets in which the company operates;

•

Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

•

The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

•

The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•

The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•

There are no significant fines, penalties, or litigation associated with the company’s environmental performance.

Greenhouse Gas Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•

The company is in compliance with laws governing corporate political activities; and

•

The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

•

Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•

The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Ten Asset Management - PROXY VOTING POLICY

For those clients for whom Ten Asset Management  ("Ten") has undertaken to vote proxies, Ten retains the final authority and responsibility for such voting.  In addition to voting proxies for such clients, Ten:

1)

provides the client with this written proxy voting policy - which may be updated and supplemented from time to time;

2)

applies its proxy voting policy consistently and keeps records of votes for each client in order to verify the consistency of such voting (including the preparation of exception reports when proxies are voted other than within the written policy);

3)

documents the reasons for voting, including exceptions;

4)

keeps records of such proxy voting available for inspection by the client o

governmental agencies - to determine whether the votes were consistent with   policy and to determine whether all proxies were voted; and

5)

monitors such voting for any potential conflicts of interest and maintains systems to deal with them appropriately.

In order to facilitate this proxy voting process, Ten has retained Glass Lewis & Co (“Glass Lewis”) as an expert in the proxy voting and corporate governance area to assist in the due diligence process and record keeping related to making appropriate proxy voting decisions related to your account.

VAN ECK PROXY VOTING POLICIES

(approved by the Mutual Fund Board on April 14, 2005 and the ETF Board on October 4, 2006)

VAN ECK FUNDS VAN ECK FUNDS, INC. VAN ECK WORLDWIDE INSURANCE TRUST MARKET VECTORS TRUST ETF

Adopted July 30, 2003 Amended April 20, 2004 Amended April 14, 2005

INTRODUCTION

Effective March 10, 2003, the Securities and Exchange Commission (the "Commission") adopted Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"), requiring each investment adviser registered with the Commission to adopt and implement written policies and procedures for voting client proxies, to disclose information about the procedures to its clients, and to inform clients how to obtain information about how their proxies were voted. The Commission also amended Rule 204-2 under the Advisers Act to require advisers to maintain certain proxy voting records. Both rules apply to all investment advisers registered with the Commission that have proxy voting authority over their clients' securities.  An adviser that exercises voting authority without complying with Rule 206(4)-6 will be deemed to have engaged in a "fraudulent, deceptive, or manipulative" act, practice or course of business within the meaning of Section 206(4) of the Advisers Act.

When an adviser has been granted proxy voting authority by a client, the adviser owes its clients the duties of care and loyalty in performing this service on their behalf. The duty of care requires the adviser to monitor corporate actions and vote client proxies. The duty of loyalty requires the adviser to cast the proxy votes in a manner that is consistent with the best interests of the client.

I. PROXY VOTING POLICIES AND PROCEDURES

Resolving Material Conflicts of Interest

•

A “material conflict” means the existence of a business relationship between a portfolio company or an affiliate and Van Eck Associates Corporation, any affiliate or subsidiary (individually and together, as the context may require, “Adviser”), or an “affiliated person” of a Van Eck mutual fund in excess of $60,000. Examples of when a material conflict exists include the situation where the adviser provides significant investment advisory, brokerage or other services to a company whose management is soliciting proxies; an officer of the Adviser serves on the board of a charitable organization that receives charitable contributions from the portfolio company and the charitable organization is a client of the Adviser; a portfolio company that is a significant selling agent of Van Eck’s products and services solicits proxies; a broker-dealer or insurance company that controls 5% or more of the Adviser’s assets solicits proxies; the Adviser serves as an investment adviser to the pension or other investment account of the portfolio company; the Adviser and the portfolio company have a lending relationship. In each of these situations voting against management may cause the Adviser a loss of revenue or other benefit.

•

Conflict Resolution.  When a material conflict exists proxies will be voted in the following manner:

o

Where the written guidelines set out a pre-determined voting policy, proxies will be voted in accordance with that policy, with no deviations (if a deviation is advisable, one of the other methods may be used);

o

Where the guidelines permit discretion and an independent third party has been retained to vote proxies, proxies will be voted in accordance with the predetermined policy based on the recommendations of that party; or The potential conflict will be disclosed to the client (a) with a request that the client vote the proxy, (b) with a recommendation that the client engage another party to determine how the proxy should be voted or (c) if the foregoing are not acceptable to the client disclosure of how VEAC intends to vote and a written consent to that vote by the client.

Any deviations from the foregoing voting mechanisms must be approved by the Compliance Officer with a written explanation of the reason for the deviation.

Reasonable Research Efforts

When determining whether a vote is in the best interest of the client, the Adviser will use reasonable research efforts.  Investment personnel may rely on public documents about the company and other readily available information, which is easily accessible to the investment personnel at the time the vote is cast. Information on proxies by foreign companies may not be readily available.

Voting Client Proxies

•

The Adviser generally will vote proxies on behalf of clients, unless clients instruct otherwise. There may be times when refraining from voting a proxy is in a client’s best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. (For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to foreign country to vote the security in person).

•

The portfolio manager or analyst covering the security is responsible for making voting decisions.

•

Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

•

For the Hedge Funds, Investment Management Operations, in conjunction with the portfolio manager and custodian, monitors corporate actions and ensures that corporate actions are timely voted.

Client Inquiries

All inquiries by clients as to how Van Eck has voted proxies must immediately be forwarded to the Proxy Administrator.

II.

 DISCLOSURE TO CLIENTS

•

Notification of availability of Information

Client Brochure.

The Client Brochure or Part II of Form ADV will inform clients that they can obtain information from VEAC on how their proxies were voted.  The Client Brochure or Part II of Form ADV will be mailed to each client annually. The Legal Department will be responsible for coordinating the mailing with Sales/Marketing Departments.

•

Availability of Proxy Voting Information - At the client’s request or if the information is not available on VEAC’s website, a hard copy of the account’s proxy votes will be mailed to each client.

Recordkeeping Requirements

VEAC will retain the following documentation and information for each matter relating to a portfolio security with respect to which a client was entitled to vote:

o

proxy statements received;

o

identifying number for the portfolio security;

o

shareholder meeting date;

o

brief identification of the matter voted on;

o

whether the vote was cast on the matter and how the vote was cast;

o

how the vote was cast (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

o

records of written client requests for information on how VEAC voted proxies on behalf of the client; -a copy of written responses from VEAC to any written or oral client request for information on how VEAC voted proxies on behalf of the client; and

o

any documents prepared by VEAC that were material to the decision on how to vote or that memorialized the basis for the decision, if such documents were prepared.

Copies of proxy statements filed on EDGAR, and proxy statements and records of proxy votes maintained with a third party (i.e., proxy voting service) need not be maintained.  The third party must agree in writing to provide a copy of the documents promptly upon request.

•

If applicable, any document memorializing that the costs of voting a proxy exceed the benefit to the client or any other decision to refrain from voting, and that such abstention was in the client’s best interest.

•

Proxy voting records will be maintained in an easily accessible place for five years, the first two at the office of VEAC. Proxy statements on file with EDGAR or maintained by a third party and proxy votes maintained by a third party are not subject to these particular retention requirements.

III. PROXY VOTING GUIDELINES

I. General Information

Generally, the Adviser will vote in accordance with the following guidelines.  Where the proxy vote decision maker determines, however, that voting in such a manner would not be in the best interest of the client, the investment personnel will vote differently.

If there is a conflict of interest on any management or shareholder proposals that are voted on a case by case basis, we will follow the recommendations of an independent proxy service provider.

II. Officers and Directors

A. The Board of Directors

(1) Director Nominees in Uncontested Elections

Vote on a case-by-case basis for director nominees, examining factors such as:

•

long-term corporate performance record relative to a market index;

•

composition of board and key board committees;

•

nominee's investment in the company;

•

whether a retired CEO sits on the board; and

•

whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

•

corporate governance provisions and takeover activity;

•

board decisions regarding executive pay;

•

director compensation;

•

number of other board seats held by nominee; and

•

interlocking directorships.

B. Chairman and CEO are the Same Person

Vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C. Majority of Independent Directors

Vote on a case-by-case basis shareholder proposals that request that the board be comprised of a majority of independent directors.

Vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D. Stock Ownership Requirements

Vote on a case-by-case basis shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E. Term of Office

Vote on a case-by-case basis shareholder proposals to limit the tenure of outside directors.

F. Director and Officer Indemnification and Liability Protection

Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.

Generally, vote against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

 G. Director Nominees in Contested Elections

Vote on a case-by-case basis when the election of directors is contested, examining the following factors:

•

long-term financial performance of the target company relative to its industry;

•

management's track record;

•

background to the proxy contest;

•

qualifications of director nominees (both slates);

•

evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and

•

stock ownership positions.

H.  Board Structure: Staggered vs. Annual Elections

Generally, vote against proposals to stagger board elections.

Generally, vote for proposals to repeal classified boards and to elect all directors annually.

I. Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

J. Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

III. Proxy Contests

A. Reimburse Proxy Solicitation Expenses

Vote on a case-by-case basis proposals to provide full reimbursement for dissidents waging a proxy contest.

IV. Auditors

A. Ratifying Auditors

Vote for proposals to ratify auditors, unless information that is readily available to the vote decision-maker demonstrates that an auditor has a financial interest in or association with the company, and is therefore clearly not independent.; or such readily available information creates a reasonable basis to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

V. Shareholder Voting and Control Issues

A. Cumulative Voting

Generally, vote against proposals to eliminate cumulative voting. Generally, vote for proposals to permit cumulative voting.

B. Shareholder Ability to Call Special Meetings

Generally, vote against proposals to restrict or prohibit shareholder ability to call special meetings. Generally, vote for proposals that remove restrictions on the right of shareholders to act independently of management.

C. Shareholder Ability to Act by Written Consent

Generally, vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote for proposals to allow or make easier shareholder action by written consent.

D. Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Vote on a case-by-case basis shareholder proposals to redeem a company's poison pill.

Vote on a case-by-case basis management proposals to ratify a poison pill.

E. Fair Price Provision

Vote on a case-by-case basis when examining fair price proposals, (where market quotations are not readily available) taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

Generally, vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

F. Greenmail

Generally, vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Generally, vote on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

H. Unequal Voting Rights

Vote against dual class exchange offers. Vote against dual class recapitalizations

I. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

J. Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

K. White Knight Placements

Vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes or similar corporate actions.

L. Confidential Voting

Generally, vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place.  If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote for management proposals to adopt confidential voting.

M. Equal Access

Generally, vote for shareholders proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

N. Bundled Proposals

Generally, vote on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items.  In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

O. Shareholder Advisory Committees

Vote on a case-by-case basis proposals to establish a shareholder advisory committee.

VI. Capital Structure

A. Common Stock Authorization

Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

Generally, vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

B. Stock Distributions: Splits and Dividends

Generally, vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but un-issued shares of more than 100% after giving effect to the shares needed for the split.

C. Reverse Stock Splits

Generally, vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D. Blank Check Preferred Authorization

Generally, vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

Vote on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

Vote on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

E. Shareholder Proposals Regarding Blank Check Preferred Stock

Generally, vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F. Adjust Par Value of Common Stock

Vote on a case-by-case basis management proposals to reduce the par value of common stock.

G. Preemptive Rights

Vote on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

H. Debt Restructurings

Vote on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.  We consider the following issues:

•

Dilution – How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•

Change in Control – Will the transaction result in a change in control of the company?

•

Bankruptcy – Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

I. Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VII. Executive Compensation

In general, we vote on a case-by-case basis on executive compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.

VIII. Compensation Proposals

A. Amendments that Place a Cap on Annual Grants

Vote for plans that place a cap on the annual grants any one participant may receive.

B. Amend Administrative Features

Vote for plans that simply amend shareholder-approved plans to include administrative features.

C. Amendments to Added Performance-Based Goals

Generally, vote for amendments to add performance goals to existing compensation plans.

D. Amendments to Increase Shares and Retain Tax Deductions

Vote on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment should be evaluated on a case-by-case basis.

E. Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes.

F. Shareholder Proposals to Limit Executive Pay

Vote on a case-by-case basis all shareholder proposals that seek additional disclosure of executive pay information.

Vote on a case-by-case basis all other shareholder proposals that seek to limit executive pay.

Vote for shareholder proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.

G. Golden and Tin Parachutes

Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Vote on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

H. Employee Stock Ownership Plans (ESOPs)

Vote on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e. , generally greater than 5 % of outstanding shares).

I. 401(k) Employee Benefit Plans

Generally, vote for proposals to implement a 401(k) savings plan for employees.

IX. State of Incorporation

A. Voting on State Takeover Statutes

Vote on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. Voting on Reincorporation Proposals

Vote on a case-by-case basis proposals to change a company's state of incorporation.

X. Mergers and Corporate Restructurings

A. Mergers and Acquisitions

Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account at least the following:

•

anticipated financial and operating benefits; • offer price (cost vs. premium);

•

prospects of the combined companies;

•

how the deal was negotiated; and

•

changes in corporate governance and their impact on shareholder rights.

B. Corporate Restructuring

Vote on a case-by-case basis proposals related to a corporate restructuring, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations and asset sales.

C. Spin-offs

Vote on a case-by-case basis proposals related to spin-offs depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. Asset Sales

Vote on a case-by-case basis proposals related to asset sales after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. Liquidations

Vote on a case-by-case basis proposals related to liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Changing Corporate Name

Vote on a case-by-case basis proposal to change the corporate name.

XI. Mutual Fund Proxies

A. Election of Trustees

Vote on trustee nominees on a case-by-case basis.

B. Investment Advisory Agreement

Vote on investment advisory agreements on a case-by-case basis.

C. Fundamental Investment Restrictions

Vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

D. Distribution Agreements

Vote on distribution agreements on a case-by-case basis.

XII. Social and Environmental Issues

In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns.

In determining our vote on shareholder social and environmental proposals, we analyze factors such as:

•

whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

•

the percentage of sales, assets and earnings affected;

•

the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government or company – specific action;

•

whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•

whether the company's analysis and voting recommendation to shareholders is persuasive;

•

what other companies have done in response to the issue;

•

whether the proposal itself is well framed and reasonable; whether implementation of the proposal would achieve the objectives sought in the proposal; and

•

whether the subject of the proposal is best left to the discretion of the board.

WESTCHESTER CAPITAL MANAGEMENT, INC.

PROXY AND CORPORATE ACTION VOTING

POLICIES AND PROCEDURES

I.

POLICY

Westchester Capital Management, Inc. (“Adviser”) acts as discretionary investment adviser for The Merger Fund, a Massachusetts business trust and a registered investment company (“TMF”), The Merger Fund VL, a statutory trust formed under the laws of the State of Delaware and a registered investment company (“VL”), and acts as sub-adviser to the Dunham Monthly Distribution Fund (“Sub-Advised Fund” and collectively with TMF and VL, the “Funds”).  The Adviser has full authority to vote proxies or act with respect to other shareholder actions on behalf of each Fund.  Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority in accordance with these Policies and Procedures.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings and class actions.

When voting proxies or acting with respect to corporate actions for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund.  The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.

PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by TMF and VL to enable them to comply with rules promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), and their obligations under the various forms required to be filed and by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.

PROCEDURES

Bonnie Smith is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests.  Although many proxy proposals can be voted in accordance with TMF and VL’s established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

Bonnie Smith is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by the Adviser are addressed in a timely manner and consistent action is taken for each Fund’s account as appropriate.

A.

Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of a Fund, the Adviser will resolve such a conflict in the manner described below:

1.

Vote in Accordance with the Guidelines.  To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.

Obtain Consent.  To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities.  The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote.  If a Fund does not respond to such a conflict-disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

Bonnie Smith will review the proxy proposal for conflicts of interest as part of the overall vote review process.  All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A, and the independent Trustees of TMF or VL, or the investment adviser of the Sub-Advised Fund, as the case may be, will be promptly informed of any material conflict of interest.

B.

Limitations

In certain circumstances, in accordance with a Fund’s investment advisory agreement, sub-investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received.  The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.

Fund Maintains Proxy Voting Authority:  Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund.  If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2.

Terminated Account:  Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination.  However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3.

Limited Value or Effect:  If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies.  The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account.  In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500 or the Adviser believes that the outcome of the vote will have little or no effect on the Fund’s investment.

4.

Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, if the Adviser has knowledge that an event will occur having a material effect on the Fund’s investment in a loaned security, the loan will be called in time to vote the proxy or the Adviser will enter into an arrangement which ensures that the proxies for such material events may be voted as the Fund desires.

5.

Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

C.

Proxies Issued by Underlying Investment Companies

To the extent a Fund invests in other investment companies (“Underlying Funds”) that are not affiliated with the Fund, the Fund is required by the 1940 Act to handle proxies received from Underlying Funds in a certain manner.  It is the policy of the Adviser to vote all proxies received from Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.

IV.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund.  Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser.  The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.

PROXY VOTING GUIDELINES OF TMF AND VL

Each proxy issue will be considered individually.  The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.  The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed.  However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

The following guidelines are grouped according to TMF and VL’s general position on the proposals.  Part A deals with proposals that TMF and VL generally will oppose.  Part B deals with proposals that TMF and VL will generally approve.  Part C deals with proposals that are considered on a case-by-case basis.

A.

Oppose

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category would include:

1.

Issues regarding board entrenchment and anti-takeover measures, such as the following:

a.

Proposals to stagger board members’ terms;

b.

Proposals to limit the ability of shareholders to call special meetings;

c.

Proposals to require super-majority votes;

d.

Proposals requesting increases in authorized common or preferred shares where management provides no acceptable explanation for the use or need of these additional shares;

e.

Proposals regarding “fair price” provisions;

f.

Proposals regarding “poison pill” or other anti-takeover provisions; and

g.

Permitting “green mail.”

2.

Providing cumulative voting rights.

3.

“Social issues.”

B.

Approve

Routine proposals are those which do not change the structure, bylaws or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

1.

Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

2.

Date and place of annual meeting.

3.

Limitation on charitable contributions or fees paid to lawyers.

4.

Ratification of directors’ actions on routine matters since previous annual meeting.

5.

Confidential voting.

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.

Limiting directors’ liability.

7.

Eliminating preemptive rights.

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions can restrict management's ability to raise new capital.

8.

The Adviser generally supports the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.

Employee Stock Purchase Plan.

10.

Establishing 401(k) Plan.

C.

Case-By-Case

The Adviser will review each issue in this category on a case-by-case basis.  Voting decisions will be made based on the financial interest of the Fund.  These matters include:

1.

Paying directors solely in stock.

2.

Eliminating director mandatory retirement policy.

3.

Rotating annual meeting location/date.

4.

Option and stock granting to management and directors.

5.

Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Registrant’s Agreement and Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant’s Statement on Form N-1A filed with the Securities & Exchange Commission (“SEC”) on December 11, 2007.

 (b) By-Laws.  Registrant’s By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant’s Statement on Form N-1A filed with the SEC on December 11, 2007.

 (c) Instruments Defining Rights of Security Holder. Articles III, V and VII of the Registrant’s Agreement and Declaration of Trust define the rights of shareholders.

(d) Investment Advisory Contracts.

   (d.1)(i).  Investment Advisory Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.1)(ii).  Revised Schedule A to Investment Advisory Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Form N-14/A on August 11, 2008 and is incorporated herein by reference.

   (d.2).  Sub-Advisory Agreement with Calamos Advisors, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.3).  Sub-Advisory Agreement with C.S. McKee, LP was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (d.4).  Sub-Advisory Agreement with Denver Investment Advisors LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

  (d.5).  Sub-Advisory Agreement with PENN Capital Management Co., Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

  (d.6).  Sub-Advisory Agreement with Pier Capital, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

  (d.7).  Sub-Advisory Agreement with Rigel Capital, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.8).  Sub-Advisory Agreement with SCM Advisors LLC was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference.

(d.9). Sub-Advisory Agreement with Ten Asset Management, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.10). Sub-Advisory Agreement with Marvin & Palmer Associates, Inc. is filed herewith.

(d.11). Sub-Advisory Agreement with Westchester Capital Management, Inc. was previously filed in Form N-14/A on August 11, 2008 and is incorporated herein by reference.

(d.11)(i) Revised Schedule A to the Sub-Advisory Agreement with Westchester Capital Management, Inc is filed herewith.

(d.12). Sub-Advisory Agreement with Arrowstreet Capital, Limited Partnership  was previously filed in Post-Effective Amendment No. 7 on September 26, 2008 and is incorporated herein by reference.

(e) Underwriting Contracts.

(e)(1). Underwriting Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(e)(2). Revised Schedule A to Underwriting Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Form N-14/A on August 11, 2008 and is incorporated herein by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Assignment and Assumption of Contract and Consent to Assignment of the Custodial Agreement. Global Custodial Services Agreement with Citibank, N.A. was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference.

 (h) Other Material Contracts.

   (h.1). Registrant’s Administrative Services Agreement with Gemini Fund Services, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference. Revised Schedule A and Schedule B to Fund Administrative Service Agreement with Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 8 on December 30, 2009 and is incorporated herein by reference.

   (h.2). Registrant’s Fund Accounting Service Agreement with Gemini Fund Services, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

   (h.3). Registrant’s Transfer Agency and Service Agreement with Gemini Fund Services, was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference. Revised Schedule A and Schedule B to Fund Accounting Service Agreement with Gemini Fund Services, LLC was previously filed in Post-Effective Amendment No. 8 on December 30, 2009 and is incorporated herein by reference.

(h.4) Registrant’s Consulting Agreement  with Northern Lights Compliance Services, LLC is filed herewith

(h.5)  Registrant’s Custody Administration Agreement on behalf of Dunham  Monthly Distribution Fund with Gemini Fund Services, LLC is filed herewith.

(i) Legal Opinion.

Opinion and Consent of Thompson Hine LLP to be filed by amendment.

(j) Other Opinions.

(1)_ Consent of Independent Registered Public Accounting Firm, Briggs, Bunting & Dougherty, LLP to be filed by amendment.

(2)  Consent of Independent Registered Public Accounting Firm, KPMG LLP was previously filed in Post-Effective Amendment No. 9  on March 2, 2009  and is incorporated herein by reference.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Not Applicable.

(m) Rule 12b-1 Plan.

(m.1). Class A Amended and Restated Rule12b-1 Plan is filed herewith.

(m. 2 ). Class C Amended and Restated Rule 12b-1 Plan is filed herewith.

(m. 3 ). Class A and Class C Shareholder Servicing Plan Agreement was previously filed in Post-Effective Amendment No. 8 on December 30, 2009 and is incorporated herein by reference.

(n) Rule 18f-3 Plan. Amended Rule 18f-3 Plan was previously filed in Post-Effective Amendment No. 7 on September 26, 2008 and is incorporated herein by reference

(o) Reserved.

(p) Code of Ethics.

(p.1) Dunham Funds Code of Ethics was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference.

(p.2) Dunham & Associates Investment Counsel, Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.3) Calamos Advisors, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.4) C.S. McKee, LP Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.5) Denver Investment Advisors LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.6) PENN Capital Management Co., Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.7) Pier Capital, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.8) Rigel Capital, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.9) SCM Advisors LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.10) Ten Asset Management, Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.11) Marvin & Palmer  Associates Inc. Code of Ethics is filed herewith.

(p.12) Westchester Capital Management, Inc. Code of Ethics was previously filed in Post-Effective Amendment No. 7 on September 26, 2008 and is incorporated herein by reference.

(p.13) Arrowstreet Capital, Limited Partnership Code of Ethics was previously filed in Post-Effective Amendment No. 7 on September 26, 2008 and is incorporated herein by reference.

(q) Powers of Attorney.  Power of Attorney of the Registrant, and related certificate, and Powers of Attorney of the Officers and the Trustees of the Registrant were previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference.

Item 24. Control Persons.  None.

Item 25. Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Indemnification by the Underwriter.

(a)

Dunham & Associates Investment Counsel, Inc. agrees to indemnify, defend and hold the Registrant, its several officers and Board members, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Registrant, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Registrant, its officers or Board members, or such controlling person results form such claims or demands:

(i)

arising out of or based upon any sales literature, advertisements, information, statements or representations made by Dunham & Associates Investment Counsel, Inc. and unauthorized by the Registrant or any Disqualifying Conduct in connection with the offering and sale of any Shares, or

(ii)

arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by Dunham & Associates Investment Counsel, Inc. to the Fund specifically for use in the Registrant’s Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by Dunham & Associates Investment Counsel, Inc. to the Registrant and required to be stated in such answers or necessary to make such information not misleading.

(b)

Dunham & Associates Investment Counsel, Inc.’s agreement to indemnify the Registrant, its officers and Trustees, and any such controlling person, as aforesaid, is expressly conditioned upon Dunham & Associates Investment Counsel, Inc.’s being notified of any action brought against the Registrant, its officers or Trustees, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to Dunham & Associates Investment Counsel, Inc. at its address within a reasonable period of time after the summons or other first legal process shall have been served.

(c)

The failure to notify Dunham & Associates Investment Counsel, Inc. of any such action shall not relieve Dunham & Associates Investment Counsel, Inc. from any liability which its may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of Dunham & Associates Investment Counsel, Inc.’s indemnity agreement.

(d)

Dunham & Associates Investment Counsel, Inc. will be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by Dunham & Associates Investment Counsel, Inc. and approved by the Registrant, which approval shall not be unreasonably withheld. If Dunham & Associates Investment Counsel, Inc. elects to assume the defense of any such suit and retain counsel of good standing approved by the Registrant the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in the case Dunham & Associates Investment Counsel, Inc. does not elect to assume the defense of any such suit, Dunham & Associates Investment Counsel, Inc. will reimburse the Registrant, the Registrant’s officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by the Registrant or them.

Dunham & Associates Investment Counsel, Inc. indemnification agreement contained in this Section and Dunham & Associates Investment Counsel, Inc. representations and warranties in the Underwriting Agreement shall remain operative and in full force and effect regardless of any investigation made by Dunham & Associates Investment Counsel, Inc. or on behalf of Dunham & Associates Investment Counsel, Inc., its officers and directors, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to the Funds’ benefit, to the benefit of the Funds’ officers and Trustees, and their respective estates, and to the benefit of any controlling persons and their successors. Dunham & Associates Investment Counsel, Inc. agrees promptly to notify the Funds of the commencement of any litigation or proceedings against Dunham & Associates Investment Counsel, Inc. or any of its officers or directors in connection with the issue and sale of Shares.

Sub-Advisory Agreements.

Each sub-advisory agreement indicates that the sub-adviser shall indemnify the Dunham & Associates Investment Counsel, Inc., the Registrant and each respective Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, which Dunham & Associates Investment Counsel, Inc., the Registrant or a Fund and their respective affiliates and controlling persons may sustain as a result of the respective sub-adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law.  Notwithstanding any other provision in the sub-advisory agreement, the Dunham & Associates Investment Counsel, Inc., in addition to its other indemnification obligations hereunder, will indemnify the Dunham & Associates Investment Counsel, Inc., the Registrant and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, to which they may be subjected as a result of their reliance upon and use of the historical performance calculations provided by the respective sub-adviser concerning the sub-adviser’s composite account data or historical performance information on similarly managed investment companies or accounts, except  that the Dunham & Associates Investment Counsel, Inc., the Registrant and each Fund and their respective affiliated persons and control persons shall not be indemnified for a loss or expense resulting from their negligence or willful misconduct in using such numbers.

Item 26. Activities of Investment Adviser.

Certain information pertaining to the business and other connections of Dunham & Associates Investment Counsel, Inc., the Adviser to the Dunham Funds, is hereby incorporated herein by reference to the section of Prospectus captioned “Management of the Fund” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of Dunham & Associates Investment Counsel, Inc. is incorporated by reference to Form ADV filed by Dunham & Associates Investment Counsel, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-25803).

See “Management of the Funds, Sub-Advisers” in the Prospectus and  ”Investment Management and Other Services” in the Statement of Additional Information regarding the business of the sub-advisers to the Dunham Funds.  For information as to the business, profession vocation or employment of a substantial nature of each of the officers and directors of the sub-advisers, reference is made to the Form ADV of SCM Advisors, LLC ( File No. 801-51559);  the Form ADV of Ten Asset Management, Inc. (File No.801 -63945 ); Calamos® Advisors, LLC (File No.801-29688); the Form ADV of C.S. McKee, L.P. (File No.801-60927); the Form ADV of Denver Investment Advisors LLC (File No. 801-47933); the Form ADV of Rigel Capital, LLC. (File No.801- 62266 ); the Form ADV of Van Eck Associates Corp. (File No. 801-21340); the Form ADV of Pier Capital, LLC (File No.801-63390); the Form ADV of PENN Capital Management Co., Inc. (File No. 801-31452); the Form ADV of Westchester Capital Management, Inc. (File No. 801-15556); and the Form ADV of Arrowstreet Capital, Limited Partnership (File No. 801-56633).

Item 27. Principal Underwriter.

(a)  Dunham & Associates Investment Counsel, Inc. is the principal underwriter of the Registrant only.

(b)  Dunham & Associates Investment Counsel, Inc. is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  The principal business address of Dunham & Associates Investment Counsel, Inc. is 10251 Vista Sorrento Parkway, Suite 200 San Diego, CA 92121.   To the best of Registrant’s knowledge, the following are the officers of Dunham & Associates Investment Counsel, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Jeffrey A. Dunham	President and Chief Executive Officer	Trustee, Chairman, President and Principal Executive Officer
Denise S. Iverson	Chief Financial Officer	Treasurer and Principal Financial Officer
Hilarey Findeisen	Director of Operations	Secretary
James Kearny	Chief Compliance Officer	Assistant CCO
William Brims	Director of IT	None
Salvatore M. Capizzi	Chief Sales and Marketing Officer	None
Tamara Beth Wendoll	Chief Operating Officer	Assistant Secretary
Kurt R. Nunez	Director of Client Services	None

(c)  Not Applicable.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 450 Wireless Blvd., Hauppauge, New York 11788, except that all records relating to the activities of the Fund’s Custodian are maintained at the office of the Custodian, Citibank, N.A., One Sansome Street, 25th Floor, San Francisco, California 94104.

Item 29. Management Services. Not applicable.

Item 30. Undertakings.  None.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485( a ) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the           4th day of December, 2009.

DUNHAM FUNDS

By: /s/JoAnn M. Strasser

     JoAnn M. Strasser

     Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 4 th day of December, 2009.

Signature

      Title

Jeffrey A. Dunham*

      Trustee, President and Principal Executive

      Officer

Denise S. Iverson*

     Treasurer and Principal Financial Officer

Timothy M. Considine*

     Trustee

Henry R. Goldstein*

     Trustee

Paul A. Rosinack*

     Trustee

*By: /s/JoAnn M. Strasser

     JoAnn M. Strasser

     Attorney-in-Fact

      December 4 , 2009

Exhibit Index

Exhibit

(d.10). Sub-Advisory Agreement with Marvin & Palmer Associates, Inc.

(d.11)(i)  Revised Schedule A to the Sub-Advisory Agreement with Westchester Capital Management, Inc

(h.4) Consulting Agreement  with Northern Lights Compliance Services, LLC

(h.5)  Custody Administration Agreement on behalf of Dunham  Monthly Distribution Fund with Gemini Fund Services, LLC

(m.1).  Class A Amended and Restated Rule12b-1 Plan

(m.2).  Class C Amended and Restated Rule 12b-1 Plan.

(p.11) Marvin & Palmer  Associates Inc. Code of Ethics